UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	08-31-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Aggressive Fund

August 31, 2011

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 79.1%

AEROSPACE AND DEFENSE — 2.2%
AAR Corp.	673	$15,876
Alliant Techsystems, Inc.	1,769	112,278
American Science & Engineering, Inc.	916	61,775
BE Aerospace, Inc.(1)	78,400	2,730,672
Ceradyne, Inc.(1)	672	21,074
Curtiss-Wright Corp.	4,638	142,804
Esterline Technologies Corp.(1)	310	23,340
European Aeronautic Defence and Space Co. NV	42,490	1,348,001
General Dynamics Corp.	20,561	1,317,549
Goodrich Corp.	9,672	862,549
Honeywell International, Inc.	39,005	1,864,829
Huntington Ingalls Industries, Inc.(1)	6,478	193,951
ITT Corp.	13,190	624,415
Lockheed Martin Corp.	4,200	311,598
Moog, Inc., Class A(1)	638	25,443
National Presto Industries, Inc.	537	52,089
Northrop Grumman Corp.	25,096	1,370,744
Raytheon Co.	10,300	445,269
Safran SA	61,820	2,399,941
Teledyne Technologies, Inc.(1)	443	24,183
Textron, Inc.	24,417	411,915
TransDigm Group, Inc.(1)	34,700	3,187,542
Triumph Group, Inc.	3,707	194,173
United Technologies Corp.	57,797	4,291,427
Zodiac Aerospace	10,680	860,370

		22,893,807

AIR FREIGHT AND LOGISTICS — 0.5%
Forward Air Corp.	821	23,325
Hyundai Glovis Co. Ltd.	5,194	946,931
United Parcel Service, Inc., Class B	56,519	3,808,815

		4,779,071

AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	368	21,245
Allegiant Travel Co.(1)	338	15,869
JetBlue Airways Corp.(1)	4,000	17,400
Southwest Airlines Co.	92,615	798,341

		852,855

AUTO COMPONENTS — 0.7%
American Axle & Manufacturing Holdings, Inc.(1)	12,250	114,538
Amerigon, Inc.(1)	1,004	13,424
Autoliv, Inc.	17,385	970,431
BorgWarner, Inc.(1)	47,714	3,406,302
Cooper Tire & Rubber Co.	2,511	30,458
Dana Holding Corp.(1)	1,283	16,358
Mando Corp.	2,820	490,331

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Pirelli & C SpA	136,710	$1,144,919
Standard Motor Products, Inc.	1,641	21,612
Tenneco, Inc.(1)	1,742	57,155
TRW Automotive Holdings Corp.(1)	21,598	900,421

		7,165,949

AUTOMOBILES — 1.1%
Bayerische Motoren Werke AG	14,120	1,142,969
Brilliance China Automotive Holdings Ltd.(1)	646,000	784,076
Ford Motor Co.(1)	141,007	1,567,998
Harley-Davidson, Inc.	54,186	2,094,831
Hyundai Motor Co.	8,660	1,647,823
Kia Motors Corp.	13,046	863,334
Nissan Motor Co. Ltd.	187,100	1,703,130
PT Astra International Tbk	111,000	896,727
Tata Motors Ltd.	20,568	334,067
Thor Industries, Inc.	7,000	155,610

		11,190,565

BEVERAGES — 1.7%
Anheuser-Busch InBev NV	18,069	998,013
Cia de Bebidas das Americas Preference Shares ADR	36,515	1,301,395
Coca-Cola Co. (The)	68,213	4,805,606
Coca-Cola Enterprises, Inc.	40,986	1,132,033
Constellation Brands, Inc., Class A(1)	53,267	1,053,089
Dr Pepper Snapple Group, Inc.	44,051	1,695,083
Fomento Economico Mexicano SAB de CV ADR	10,253	706,637
Hansen Natural Corp.(1)	7,993	681,963
PepsiCo, Inc.	59,673	3,844,731
Pernod-Ricard SA	6,516	585,015
Primo Water Corp.(1)	4,464	31,560

		16,835,125

BIOTECHNOLOGY — 1.3%
Acorda Therapeutics, Inc.(1)	952	24,800
Alexion Pharmaceuticals, Inc.(1)	63,074	3,654,823
Alkermes, Inc.(1)	2,305	39,969
Amgen, Inc.	64,556	3,576,725
ARIAD Pharmaceuticals, Inc.(1)	3,390	33,358
Biogen Idec, Inc.(1)	16,118	1,518,315
Cepheid, Inc.(1)	1,577	57,182
Cubist Pharmaceuticals, Inc.(1)	6,488	225,069
Exelixis, Inc.(1)	3,136	23,457
Gilead Sciences, Inc.(1)	43,828	1,748,080
Grifols SA(1)	51,800	1,066,306
Human Genome Sciences, Inc.(1)	13,146	169,189
ImmunoGen, Inc.(1)	1,406	15,269
Incyte Corp. Ltd.(1)	2,266	36,415
InterMune, Inc.(1)	604	16,248
Ironwood Pharmaceuticals, Inc.(1)	1,293	16,473
Isis Pharmaceuticals, Inc.(1)	2,622	19,639

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Momenta Pharmaceuticals, Inc.(1)	1,218	$20,608
NPS Pharmaceuticals, Inc.(1)	2,125	15,852
Onyx Pharmaceuticals, Inc.(1)	1,588	54,040
PDL BioPharma, Inc.	3,230	19,735
Seattle Genetics, Inc.(1)	2,419	42,066
Theravance, Inc.(1)	1,515	28,785
United Therapeutics Corp.(1)	6,917	298,468
Vertex Pharmaceuticals, Inc.(1)	17,400	787,698

		13,508,569

BUILDING PRODUCTS†
Apogee Enterprises, Inc.	1,160	10,892
Nortek, Inc.(1)	150	4,050
Simpson Manufacturing Co., Inc.	509	14,471

		29,413

CAPITAL MARKETS — 1.1%
Affiliated Managers Group, Inc.(1)	11,962	1,042,608
American Capital Ltd.(1)	120,900	1,053,039
Ameriprise Financial, Inc.	13,200	603,240
Apollo Investment Corp.	8,392	76,283
Ares Capital Corp.	856	13,020
Artio Global Investors, Inc.	2,713	24,661
Bank of New York Mellon Corp. (The)	95,357	1,971,029
BGC Partners, Inc., Class A	1,910	12,549
BlackRock Kelso Capital Corp.	2,524	22,135
BlackRock, Inc.	7,163	1,180,104
Calamos Asset Management, Inc., Class A	268	3,160
Fifth Street Finance Corp.	2,109	20,900
Franklin Resources, Inc.	2,404	288,288
Goldman Sachs Group, Inc. (The)	10,700	1,243,554
Hercules Technology Growth Capital, Inc.	3,819	36,281
HFF, Inc., Class A(1)	5,186	61,299
Knight Capital Group, Inc., Class A(1)	1,591	20,540
Legg Mason, Inc.	19,665	559,863
MCG Capital Corp.	4,537	21,505
Morgan Stanley	33,400	584,500
Northern Trust Corp.	28,919	1,111,357
PennantPark Investment Corp.	3,501	35,850
Piper Jaffray Cos.(1)	302	7,197
Prospect Capital Corp.	1,962	17,226
State Street Corp.	5,292	187,972
T. Rowe Price Group, Inc.	5,600	299,488
Triangle Capital Corp.	3,457	57,905
UBS AG(1)	49,890	722,487
Waddell & Reed Financial, Inc.	1,183	36,933
WisdomTree Investments, Inc.(1)	4,383	39,578

		11,354,551

CHEMICALS — 2.2%
A. Schulman, Inc.	599	10,926

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Air Liquide SA	11,431	$1,486,396
Albemarle Corp.	35,000	1,774,850
Arch Chemicals, Inc.	299	14,032
Balchem Corp.	1,470	60,711
BASF SE	9,260	660,710
CF Industries Holdings, Inc.	1,087	198,725
China BlueChemical Ltd. H Shares	658,000	518,060
China Lumena New Materials Corp.	830,000	230,264
Christian Hansen Holding A/S	23,094	526,807
E.I. du Pont de Nemours & Co.	54,888	2,649,444
Eastman Chemical Co.	8,447	698,820
Ferro Corp.(1)	1,826	15,284
Flotek Industries, Inc.(1)	4,040	27,997
Georgia Gulf Corp.(1)	607	12,862
H.B. Fuller Co.	2,702	59,903
Hawkins, Inc.	468	16,965
International Flavors & Fragrances, Inc.	29,400	1,705,788
Intrepid Potash, Inc.(1)	1,861	63,683
LG Chem Ltd.	2,828	1,003,326
LyondellBasell Industries NV, Class A	26,908	932,362
Mexichem SAB de CV	91,730	367,562
Minerals Technologies, Inc.	4,772	276,824
Monsanto Co.	33,992	2,343,069
NewMarket Corp.	326	54,664
Olin Corp.	10,944	218,223
OM Group, Inc.(1)	1,746	55,226
PPG Industries, Inc.	14,461	1,107,568
Rockwood Holdings, Inc.(1)	34,267	1,747,617
Sensient Technologies Corp.	542	19,702
Solutia, Inc.(1)	2,723	47,326
Syngenta AG(1)	5,130	1,632,866
TPC Group, Inc.(1)	1,098	35,026
Umicore SA	11,020	533,321
Yara International ASA	17,940	989,263

		22,096,172

COMMERCIAL BANKS — 3.5%
Agricultural Bank of China Ltd. H Shares	946,000	455,634
American National Bankshares, Inc.	1,184	21,904
Associated Banc-Corp.	2,273	25,003
Banco Bilbao Vizcaya Argentaria SA	73,766	671,606
Banco do Brasil SA	57,300	956,380
Banco Latinoamericano de Comercio Exterior SA E Shares	3,049	50,949
BancorpSouth, Inc.	133	1,502
Barclays plc	126,260	349,966
BNP Paribas	19,413	1,000,299
BOK Financial Corp.	1,366	67,207
Boston Private Financial Holdings, Inc.	4,396	27,387
Bryn Mawr Bank Corp.	1,174	22,318
Cathay General Bancorp.	3,151	40,396

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

CIMB Group Holdings Bhd	200,000	$481,999
Comerica, Inc.	23,219	594,174
Commerce Bancshares, Inc.	17,455	690,694
Commonwealth Bank of Australia	22,130	1,140,686
Community Bank System, Inc.	723	18,097
Credicorp Ltd.	6,569	654,535
Cullen/Frost Bankers, Inc.	3,011	153,531
CVB Financial Corp.	1,839	16,036
DBS Group Holdings Ltd.	69,000	759,155
F.N.B. Corp.	2,460	22,066
First Commonwealth Financial Corp.	327	1,472
First Horizon National Corp.	15,812	111,316
First Interstate Bancsystem, Inc.	1,455	17,736
First Midwest Bancorp., Inc.	1,779	15,620
FirstMerit Corp.	4,046	50,413
Fulton Financial Corp.	6,225	57,083
HDFC Bank Ltd.	99,553	1,028,492
HDFC Bank Ltd. ADR	11,690	389,978
Heritage Financial Corp.	2,414	28,171
Home Bancshares, Inc.	2,684	63,020
HSBC Holdings plc (Hong Kong)	104,559	903,125
IBERIABANK Corp.	543	26,140
ICICI Bank Ltd.	27,260	525,118
Industrial & Commercial Bank of China Ltd. H Shares	2,178,660	1,432,694
Itau Unibanco Holding SA Preference Shares	65,311	1,178,708
Kasikornbank PCL NVDR	272,900	1,160,986
Lakeland Financial Corp.	1,444	31,450
M&T Bank Corp.	1,044	79,417
MB Financial, Inc.	643	10,481
Mitsubishi UFJ Financial Group, Inc.	185,600	833,830
National Bankshares, Inc.	886	22,956
Old National Bancorp.	3,012	29,548
OTP Bank plc	18,485	405,788
Pacific Continental Corp.	2,184	17,996
Park Sterling Corp.(1)	5,156	21,243
Pinnacle Financial Partners, Inc.(1)	3,793	48,095
PNC Financial Services Group, Inc.	21,748	1,090,445
Powszechna Kasa Oszczednosci Bank Polski SA	90,280	1,136,988
PT Bank Mandiri (Persero) Tbk	1,419,819	1,170,100
PT Bank Rakyat Indonesia (Persero) Tbk	989,500	792,085
Sandy Spring Bancorp, Inc.	922	15,075
Sberbank of Russia	955,462	2,842,499
Signature Bank(1)	1,479	82,247
Standard Chartered plc	47,752	1,085,222
SunTrust Banks, Inc.	10,991	218,721
SVB Financial Group(1)	381	17,556
Swedbank AB A Shares	74,570	1,025,977
TCF Financial Corp.	2,360	24,638
Texas Capital Bancshares, Inc.(1)	2,627	67,435
Trico Bancshares	1,807	24,449

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)
	Shares	Value

Trustmark Corp.	1,588	$34,142
Turkiye Garanti Bankasi AS	239,632	885,178
U.S. Bancorp.	76,513	1,775,867
Umpqua Holdings Corp.	2,278	22,256
UniCredit SpA	548,120	742,101
United Bankshares, Inc.	1,033	23,212
Washington Banking Co.	1,430	15,873
Webster Financial Corp.	788	14,263
Wells Fargo & Co.	206,707	5,395,053
West Coast Bancorp.(1)	1,827	27,040
Westamerica Bancorp.	3,074	130,368
Wintrust Financial Corp.	1,362	43,012

		35,414,202

COMMERCIAL SERVICES AND SUPPLIES — 0.5%
Aggreko plc	21,114	664,580
Avery Dennison Corp.	11,800	343,498
Brink's Co. (The)	1,122	28,835
Deluxe Corp.	1,911	42,291
G&K Services, Inc., Class A	1,741	49,131
Metalico, Inc.(1)	5,344	23,674
Pitney Bowes, Inc.	6,613	134,310
Republic Services, Inc.	47,056	1,428,620
Steelcase, Inc., Class A	5,964	49,382
Stericycle, Inc.(1)	26,800	2,350,628
SYKES Enterprises, Inc.(1)	3,169	49,595
Team, Inc.(1)	1,186	29,579
US Ecology, Inc.	2,401	43,914
Waste Management, Inc.	4,496	148,548

		5,386,585

COMMUNICATIONS EQUIPMENT — 1.3%
Acme Packet, Inc.(1)	780	36,730
Aruba Networks, Inc.(1)	24,500	522,585
Bel Fuse, Inc., Class B	1,462	25,351
Blue Coat Systems, Inc.(1)	1,062	15,590
Cisco Systems, Inc.	213,208	3,343,101
Comba Telecom Systems Holdings Ltd.	335,728	286,750
Emulex Corp.(1)	32,420	223,374
Harris Corp.	5,700	229,995
HTC Corp.	67,480	1,758,558
Motorola Solutions, Inc.(1)	13,679	575,749
Netgear, Inc.(1)	2,138	59,458
Oplink Communications, Inc.(1)	934	15,439
Polycom, Inc.(1)	78,460	1,867,348
QUALCOMM, Inc.	49,682	2,556,636
Riverbed Technology, Inc.(1)	15,714	389,393
ShoreTel, Inc.(1)	741	5,172
Sycamore Networks, Inc.	1,870	32,145
Telefonaktiebolaget LM Ericsson B Shares	44,950	507,163
Tellabs, Inc.	5,854	23,884

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)
	Shares	Value

ZTE Corp. H Shares	115,160	$319,484

		12,793,905

COMPUTERS AND PERIPHERALS — 2.2%
Apple, Inc.(1)	34,778	13,383,618
Catcher Technology Co. Ltd.	230,595	1,808,386
Dell, Inc.(1)	136,672	2,031,629
Electronics for Imaging, Inc.(1)	1,112	15,801
EMC Corp.(1)	68,548	1,548,499
Hewlett-Packard Co.	52,000	1,353,560
Lexmark International, Inc., Class A(1)	16,819	537,535
NetApp, Inc.(1)	22,737	855,366
QLogic Corp.(1)	4,273	59,694
Synaptics, Inc.(1)	332	8,111
USA Technologies, Inc.(1)	11,137	21,717
Western Digital Corp.(1)	15,200	448,248

		22,072,164

CONSTRUCTION AND ENGINEERING — 0.3%
Comfort Systems USA, Inc.	1,283	12,266
EMCOR Group, Inc.(1)	1,329	30,447
Fluor Corp.	18,824	1,142,993
Granite Construction, Inc.	6,362	131,884
JGC Corp.	29,000	816,939
KBR, Inc.	39,434	1,184,992
Larsen & Toubro Ltd.	40	1,406
Pike Electric Corp.(1)	3,678	31,042
URS Corp.(1)	4,198	147,224

		3,499,193

CONSTRUCTION MATERIALS — 0.2%
China National Building Material Co. Ltd. H Shares	398,000	669,651
CRH plc	23,540	420,323
Martin Marietta Materials, Inc.	2,238	158,518
PT Semen Gresik (Persero) Tbk	590,500	643,838

		1,892,330

CONSUMER FINANCE — 0.8%
American Express Co.	69,024	3,431,183
Capital One Financial Corp.	21,491	989,660
Cash America International, Inc.	13,170	735,940
Discover Financial Services	96,700	2,432,972
EZCORP, Inc., Class A(1)	3,494	117,224
International Personal Finance plc	128,919	572,365
World Acceptance Corp.(1)	1,933	125,935

		8,405,279

CONTAINERS AND PACKAGING — 0.3%
Bemis Co., Inc.	22,426	696,552
Crown Holdings, Inc.(1)	61,900	2,195,593

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Sonoco Products Co.	1,506	$47,574

		2,939,719

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.(1)	450	15,984
Li & Fung Ltd.	434,000	782,620

		798,604

DIVERSIFIED CONSUMER SERVICES — 0.3%
Apollo Group, Inc., Class A(1)	5,708	267,277
Career Education Corp.(1)	1,130	19,176
ITT Educational Services, Inc.(1)	15,129	1,091,709
K12, Inc.(1)	285	7,661
MegaStudy Co. Ltd.	397	52,730
Regis Corp.	254	3,752
Sotheby's	2,088	77,694
Steiner Leisure, Ltd.(1)	1,678	66,935
Weight Watchers International, Inc.	17,292	1,046,512

		2,633,446

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Bank of America Corp.	100,667	822,449
Citigroup, Inc.	57,656	1,790,219
Compass Diversified Holdings	2,079	28,524
JPMorgan Chase & Co.	100,589	3,778,123
MarketAxess Holdings, Inc.	2,894	85,315
ORIX Corp.	15,470	1,394,058

		7,898,688

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
8x8, Inc.(1)	7,430	32,172
AT&T, Inc.	204,196	5,815,502
Atlantic Tele-Network, Inc.	875	29,050
CenturyLink, Inc.	43,113	1,558,535
China Unicom Ltd. ADR	57,362	1,213,206
China Unicom Ltd.	300,000	635,769
Premiere Global Services, Inc.(1)	5,027	42,026
tw telecom, Inc.(1)	11,900	229,551
Verizon Communications, Inc.	130,072	4,704,704
Vonage Holdings Corp.(1)	2,953	10,690
Windstream Corp.	16,517	209,766

		14,480,971

ELECTRIC UTILITIES — 0.7%
American Electric Power Co., Inc.	33,886	1,309,016
El Paso Electric Co.	1,331	46,039
Empire District Electric Co. (The)	18,467	383,190
Entergy Corp.	18,140	1,182,909
Exelon Corp.	10,000	431,200
Great Plains Energy, Inc.	19,459	380,424

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)
	Shares	Value

IDACORP, Inc.	4,206	$160,669
MGE Energy, Inc.	465	19,600
Northeast Utilities	9,835	341,275
NV Energy, Inc.	43,541	649,632
Portland General Electric Co.	9,393	226,559
PPL Corp.	27,300	788,424
Unitil Corp.	706	18,462
Westar Energy, Inc.	26,622	709,476

		6,646,875

ELECTRICAL EQUIPMENT — 0.6%
ABB Ltd.(1)	40,530	869,093
Brady Corp., Class A	9,669	265,897
Emerson Electric Co.	10,981	511,166
Encore Wire Corp.	3,160	70,816
Franklin Electric Co., Inc.	802	34,414
Hubbell, Inc., Class B	6,650	393,214
LSI Industries, Inc.	2,211	16,295
Polypore International, Inc.(1)	31,173	1,922,439
Rockwell Automation, Inc.	18,656	1,196,409
Schneider Electric SA	3,497	467,683
Thomas & Betts Corp.(1)	15,083	658,825

		6,406,251

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Anixter International, Inc.	249	14,694
Benchmark Electronics, Inc.(1)	1,995	27,032
Cognex Corp.	3,771	120,672
Coherent, Inc.(1)	439	19,408
Electro Scientific Industries, Inc.(1)	829	12,535
FARO Technologies, Inc.(1)	366	13,897
Hon Hai Precision Industry Co. Ltd.	255,109	644,599
IPG Photonics Corp.(1)	12,100	701,558
Jabil Circuit, Inc.	29,067	489,779
KEMET Corp.(1)	4,843	44,653
Littelfuse, Inc.	2,501	116,021
Measurement Specialties, Inc.(1)	371	11,586
Methode Electronics, Inc.	2,108	20,595
Molex, Inc.	1,981	43,285
Molex, Inc., Class A	20,082	371,115
MTS Systems Corp.	692	24,995
Murata Manufacturing Co. Ltd.	19,600	1,192,843
Park Electrochemical Corp.	1,326	32,819
Plexus Corp.(1)	2,962	78,730
Tech Data Corp.(1)	828	38,982
TPK Holding Co. Ltd.(1)	25,400	616,405
Trimble Navigation Ltd.(1)	20,400	757,656
Vishay Intertechnology, Inc.(1)	71,150	811,110

		6,204,969

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

ENERGY EQUIPMENT AND SERVICES — 2.3%
Atwood Oceanics, Inc.(1)	18,600	$782,874
Basic Energy Services, Inc.(1)	5,062	110,655
Bristow Group, Inc.	646	28,411
Cal Dive International, Inc.(1)	5,246	15,266
CARBO Ceramics, Inc.	7,100	1,137,065
China Oilfield Services Ltd. H Shares	212,000	332,737
Complete Production Services, Inc.(1)	4,569	132,775
Core Laboratories NV	16,203	1,807,931
Diamond Offshore Drilling, Inc.	5,078	323,621
Halliburton Co.	45,187	2,004,947
Helix Energy Solutions Group, Inc.(1)	33,608	567,639
Hornbeck Offshore Services, Inc.(1)	1,223	29,817
Key Energy Services, Inc.(1)	607	8,735
Matrix Service Co.(1)	1,944	21,131
Mitcham Industries, Inc.(1)	2,010	33,788
National Oilwell Varco, Inc.	61,300	4,053,156
Newpark Resources, Inc.(1)	3,775	31,257
Oil States International, Inc.(1)	11,300	746,704
Petrofac Ltd.	24,449	542,536
Pioneer Drilling Co.(1)	11,222	141,846
Saipem SpA	49,042	2,202,232
Schlumberger Ltd.	57,699	4,507,446
SEACOR Holdings, Inc.	11,191	993,089
Seadrill Ltd.	37,710	1,222,495
Technip SA	13,890	1,356,006
Tetra Technologies, Inc.(1)	4,087	41,892
Tidewater, Inc.	299	16,026
Transocean Ltd.	7,600	425,752
Unit Corp.(1)	339	16,167

		23,633,996

FOOD AND STAPLES RETAILING — 2.1%
Andersons, Inc. (The)	2,869	115,362
BIM Birlesik Magazalar AS	18,214	591,570
Casey's General Stores, Inc.	1,231	55,395
Costco Wholesale Corp.	22,970	1,804,064
CP ALL PCL	530,000	906,323
CVS Caremark Corp.	48,049	1,725,440
Jeronimo Martins SGPS SA	74,460	1,390,504
Kroger Co. (The)	22,300	525,388
Magnit OJSC GDR	30,736	731,517
Pantry, Inc. (The)(1)	2,503	31,287
PriceSmart, Inc.	3,196	209,210
Ruddick Corp.	367	15,007
Spartan Stores, Inc.	1,772	28,600
SYSCO Corp.	59,931	1,673,873
Village Super Market, Inc., Class A	818	20,474
Wal-Mart de Mexico SAB de CV	277,583	744,667
Wal-Mart Stores, Inc.	21,081	1,121,720

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Walgreen Co.	81,027	$2,852,961
Weis Markets, Inc.	1,475	57,672
Wesfarmers Ltd.	27,496	903,800
Whole Foods Market, Inc.	67,200	4,437,216
Winn-Dixie Stores, Inc.(1)	11,305	87,162
WM Morrison Supermarkets plc	271,700	1,274,636
X5 Retail Group NV GDR(1)	8,293	299,875

		21,603,723

FOOD PRODUCTS — 1.9%
B&G Foods, Inc.	3,248	59,146
Danone SA	25,072	1,713,099
Darling International, Inc.(1)	5,194	87,519
Dole Food Co., Inc.(1)	1,314	14,809
Farmer Bros. Co.	824	4,672
General Mills, Inc.	12,692	481,154
Green Mountain Coffee Roasters, Inc.(1)	14,900	1,560,626
H.J. Heinz Co.	18,780	988,579
Hershey Co. (The)	35,225	2,065,946
J&J Snack Foods Corp.	674	34,111
J.M. Smucker Co. (The)	10,200	735,318
Kellogg Co.	25,408	1,380,162
Kraft Foods, Inc., Class A	15,700	549,814
Mead Johnson Nutrition Co.	35,940	2,560,725
Nestle SA	43,790	2,712,116
Omega Protein Corp.(1)	2,805	33,884
PT Charoen Pokphand Indonesia Tbk	1,325,000	444,982
PT Indofood CBP Sukses Makmur Tbk	805,000	512,604
Ralcorp Holdings, Inc.(1)	7,282	630,403
Sanderson Farms, Inc.	216	8,467
Seneca Foods Corp., Class A(1)	326	7,632
Smithfield Foods, Inc.(1)	48,524	1,063,646
Snyders-Lance, Inc.	707	15,745
TreeHouse Foods, Inc.(1)	602	32,978
Tyson Foods, Inc., Class A	40,742	711,763
Unilever plc	22,790	763,577

		19,173,477

GAS UTILITIES — 0.1%
AGL Resources, Inc.	7,706	319,183
Atmos Energy Corp.	971	32,567
Chesapeake Utilities Corp.	1,000	40,790
Oneok, Inc.	10,400	737,360
WGL Holdings, Inc.	3,420	141,451

		1,271,351

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.9%
Abaxis, Inc.(1)	633	15,743
Align Technology, Inc.(1)	1,568	29,949
Arthrocare Corp.(1)	753	24,420
Baxter International, Inc.	1,422	79,604

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Becton Dickinson and Co.	7,949	$646,890
Boston Scientific Corp.(1)	63,051	427,486
C.R. Bard, Inc.	16,700	1,590,842
CareFusion Corp.(1)	20,512	525,312
Cie Generale d'Optique Essilor International SA	8,540	654,851
Cooper Cos., Inc. (The)	28,007	2,108,087
Covidien plc	27,972	1,459,579
Cutera, Inc.(1)	2,171	17,129
Cyberonics, Inc.(1)	707	19,944
DENTSPLY International, Inc.	17,300	608,960
DexCom, Inc.(1)	1,678	20,186
Edwards Lifesciences Corp.(1)	8,657	653,171
Haemonetics Corp.(1)	675	42,194
HeartWare International, Inc.(1)	306	19,220
Hill-Rom Holdings, Inc.	1,428	43,268
Hologic, Inc.(1)	7,828	130,258
ICU Medical, Inc.(1)	755	31,106
IDEXX Laboratories, Inc.(1)	8,289	661,296
Insulet Corp.(1)	1,208	21,116
Integra LifeSciences Holdings Corp.(1)	547	21,814
Intuitive Surgical, Inc.(1)	1,917	731,048
Kinetic Concepts, Inc.(1)	1,914	129,272
MAKO Surgical Corp.(1)	27,613	991,307
Masimo Corp.	1,290	31,824
Medtronic, Inc.	22,100	775,047
Meridian Bioscience, Inc.	999	18,481
Mettler-Toledo International, Inc.(1)	11,100	1,767,897
Neogen Corp.(1)	590	20,485
NuVasive, Inc.(1)	1,028	24,908
NxStage Medical, Inc.(1)	1,190	21,884
Olympus Corp.	19,400	561,959
Orthofix International NV(1)	480	17,594
St. Jude Medical, Inc.	26,032	1,185,497
STERIS Corp.	1,483	47,723
Utah Medical Products, Inc.	830	22,111
Volcano Corp.(1)	1,288	38,576
West Pharmaceutical Services, Inc.	443	17,773
Young Innovations, Inc.	3,441	94,318
Zimmer Holdings, Inc.(1)	44,003	2,503,331
Zoll Medical Corp.(1)	557	24,887

		18,878,347

HEALTH CARE PROVIDERS AND SERVICES — 1.2%
Accretive Health, Inc.(1)	1,043	27,994
Aetna, Inc.	12,500	500,375
Air Methods Corp.(1)	289	19,233
Alliance HealthCare Services, Inc.(1)	1,426	2,267
AMERIGROUP Corp.(1)	381	18,848
Amsurg Corp.(1)	973	22,019
Assisted Living Concepts, Inc., Class A	875	11,751

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Bio-Reference Labs, Inc.(1)	645	$13,055
Catalyst Health Solutions, Inc.(1)	16,300	875,636
Centene Corp.(1)	1,559	49,716
Chemed Corp.	1,031	59,850
CIGNA Corp.	6,318	295,303
ExamWorks Group, Inc.(1)	740	11,122
Express Scripts, Inc.(1)	46,174	2,167,408
Fresenius Medical Care AG & Co. KGaA	16,680	1,135,025
HealthSouth Corp.(1)	1,867	39,935
Healthspring, Inc.(1)	1,593	62,191
HMS Holdings Corp.(1)	2,096	54,978
Humana, Inc.	17,962	1,394,570
IPC The Hospitalist Co., Inc.(1)	403	16,160
Landauer, Inc.	229	11,807
LifePoint Hospitals, Inc.(1)	20,201	741,377
Lincare Holdings, Inc.	1,892	40,735
Magellan Health Services, Inc.(1)	4,165	207,709
MWI Veterinary Supply, Inc.(1)	304	22,496
National Healthcare Corp.	1,031	35,497
Owens & Minor, Inc.	3,041	89,527
Patterson Cos., Inc.	14,570	425,735
PSS World Medical, Inc.(1)	1,406	33,153
Quest Diagnostics, Inc.	6,700	335,469
Select Medical Holdings Corp.(1)	11,500	83,375
U.S. Physical Therapy, Inc.	469	9,314
UnitedHealth Group, Inc.	46,180	2,194,474
VCA Antech, Inc.(1)	2,455	45,442
WellCare Health Plans, Inc.(1)	24,343	1,115,640
WellPoint, Inc.	7,800	493,740

		12,662,926

HEALTH CARE TECHNOLOGY — 0.4%
athenahealth, Inc.(1)	866	50,228
Computer Programs & Systems, Inc.	285	20,184
MedAssets, Inc.(1)	1,013	11,579
Quality Systems, Inc.	469	43,157
SXC Health Solutions Corp.(1)	63,400	3,467,346

		3,592,494

HOTELS, RESTAURANTS AND LEISURE — 1.7%
Ameristar Casinos, Inc.	1,787	33,363
Arcos Dorados Holdings, Inc., Class A	38,200	1,053,174
Bally Technologies, Inc.(1)	1,266	39,727
Bob Evans Farms, Inc.	982	31,188
Brinker International, Inc.	8,222	185,653
Carnival plc	19,648	640,763
CEC Entertainment, Inc.	16,556	514,229
Cedar Fair LP	1,900	38,190
Chipotle Mexican Grill, Inc.(1)	10,248	3,211,416
Compass Group plc	105,840	946,674
Darden Restaurants, Inc.	3,761	180,904

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

International Speedway Corp., Class A	6,626	$166,710
Jack in the Box, Inc.(1)	3,005	62,414
Jubilant Foodworks Ltd.(1)	27,592	572,467
McDonald's Corp.	37,288	3,373,072
Panera Bread Co., Class A(1)	11,500	1,324,225
Papa John's International, Inc.(1)	2,077	61,791
Penn National Gaming, Inc.(1)	4,906	195,308
Ruby Tuesday, Inc.(1)	1,129	9,405
Ruth's Hospitality Group, Inc.(1)	5,671	30,000
Speedway Motorsports, Inc.	6,693	89,619
Starbucks Corp.	49,128	1,897,323
Starwood Hotels & Resorts Worldwide, Inc.	26,958	1,201,248
Vail Resorts, Inc.	661	26,724
Whitbread plc	20,320	496,761
WMS Industries, Inc.(1)	2,391	52,172
Wyndham Worldwide Corp.	4,200	136,416
Wynn Macau Ltd.	159,407	515,943

		17,086,879

HOUSEHOLD DURABLES — 0.4%
CSS Industries, Inc.	1,254	22,259
Helen of Troy Ltd.(1)	420	12,608
M.D.C. Holdings, Inc.	734	14,357
PDG Realty SA Empreendimentos e Participacoes	163,200	793,497
Skullcandy, Inc.(1)	230	3,804
Tempur-Pedic International, Inc.(1)	39,409	2,295,180
Turkiye Sise ve Cam Fabrikalari AS	282,312	529,948
Whirlpool Corp.	9,091	569,915
Zagg, Inc.(1)	3,227	48,502

		4,290,070

HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	56,468	2,458,617
Clorox Co.	4,981	347,176
Colgate-Palmolive Co.	21,833	1,964,315
Kimberly-Clark Corp.	10,467	723,898
LG Household & Health Care Ltd.	2,232	983,306
Procter & Gamble Co. (The)	62,840	4,001,651
Reckitt Benckiser Group plc	31,295	1,663,738
Unicharm Corp.	29,800	1,408,855

		13,551,556

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS†
AES Corp. (The)(1)	45,041	489,145

INDUSTRIAL CONGLOMERATES — 1.0%
Alfa SAB de CV, Series A	62,112	758,378
General Electric Co.	394,658	6,436,872
Koninklijke Philips Electronics NV	36,129	764,477
Raven Industries, Inc.	2,508	136,260

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Siemens AG	10,240	$1,057,338
Tredegar Corp.	1,238	20,724
Tyco International Ltd.	24,555	1,020,997

		10,195,046

INSURANCE — 2.2%
ACE Ltd.	24,813	1,602,423
Admiral Group plc	39,524	875,775
AIA Group Ltd.	186,500	655,134
Allianz SE	7,640	787,227
Allied World Assurance Co. Holdings Ltd.	11,962	620,828
Allstate Corp. (The)	42,385	1,111,759
Alterra Capital Holdings Ltd.	1,929	39,352
American Equity Investment Life Holding Co.	1,614	16,301
American Financial Group, Inc.	24,265	807,539
American International Group, Inc.(1)	14,500	367,285
AMERISAFE, Inc.(1)	2,961	58,420
Amtrust Financial Services, Inc.	4,304	104,114
Aon Corp.	8,544	399,261
Arthur J Gallagher & Co.	10,638	300,098
Aspen Insurance Holdings Ltd.	3,205	76,952
Baldwin & Lyons, Inc., Class B	1,260	28,690
Berkshire Hathaway, Inc., Class B(1)	18,697	1,364,881
Chubb Corp. (The)	23,831	1,474,901
Hanover Insurance Group, Inc. (The)	709	25,184
HCC Insurance Holdings, Inc.	25,822	755,035
Horace Mann Educators Corp.	641	8,538
Loews Corp.	20,100	756,162
Marsh & McLennan Cos., Inc.	20,059	596,153
MetLife, Inc.	36,100	1,212,960
Ping An Insurance Group Co. H Shares	128,500	1,029,043
Platinum Underwriters Holdings Ltd.	1,169	36,823
Primerica, Inc.	10,800	224,964
Principal Financial Group, Inc.	65,811	1,668,967
ProAssurance Corp.(1)	532	38,602
Progressive Corp. (The)	29,815	571,852
Prudential Financial, Inc.	29,979	1,505,246
RLI Corp.	1,030	65,117
Symetra Financial Corp.	15,933	170,802
Torchmark Corp.	16,424	627,561
Transatlantic Holdings, Inc.	12,872	651,709
Travelers Cos., Inc. (The)	30,373	1,532,622
United Fire & Casualty Co.	1,312	23,760
Unum Group	14,918	351,170

		22,543,210

INTERNET AND CATALOG RETAIL — 1.2%
Amazon.com, Inc.(1)	10,065	2,166,894
Expedia, Inc.	5,992	181,618
Netflix, Inc.(1)	20,137	4,732,396
priceline.com, Inc.(1)	6,497	3,490,578

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Rakuten, Inc.	1,603	$1,806,699
Shutterfly, Inc.(1)	346	18,566

		12,396,751

INTERNET SOFTWARE AND SERVICES — 1.4%
Ancestry.com, Inc.(1)	7,606	271,610
Baidu, Inc. ADR(1)	31,916	4,652,714
Dice Holdings, Inc.(1)	7,957	80,286
Google, Inc. Class A(1)	10,695	5,785,567
Internap Network Services Corp.(1)	405	2,098
j2 Global Communications, Inc.	2,126	67,926
Keynote Systems, Inc.	6,218	149,419
KIT Digital, Inc.(1)	1,554	17,203
Liquidity Services, Inc.(1)	1,680	40,320
Mail.ru Group Ltd. GDR(1)	5,314	191,198
MercadoLibre, Inc.	7,670	516,805
Rackspace Hosting, Inc.(1)	1,365	49,904
RealNetworks, Inc.	1,384	12,802
SciQuest, Inc.(1)	2,445	36,602
Tencent Holdings Ltd.	36,900	876,783
ValueClick, Inc.(1)	7,161	109,563
VeriSign, Inc.	23,600	735,140
Vocus, Inc.(1)	4,298	92,536
Yahoo Japan Corp.	1,983	638,900
Zix Corp.(1)	4,611	15,677

		14,343,053

IT SERVICES — 2.4%
Accenture plc, Class A	85,896	4,603,167
Alliance Data Systems Corp.(1)	32,164	3,004,439
Booz Allen Hamilton Holding Corp.(1)	18,600	298,344
CACI International, Inc., Class A(1)	1,264	69,596
Cognizant Technology Solutions Corp., Class A(1)	19,600	1,243,620
DST Systems, Inc.	1,670	78,356
Euronet Worldwide, Inc.(1)	1,240	20,175
ExlService Holdings, Inc.(1)	1,480	38,406
Fiserv, Inc.(1)	7,100	396,393
Global Payments, Inc.	8,109	371,635
Heartland Payment Systems, Inc.	3,920	84,319
International Business Machines Corp.	39,053	6,713,601
MasterCard, Inc., Class A	7,187	2,369,626
MAXIMUS, Inc.	1,914	70,799
NeuStar, Inc., Class A(1)	1,939	48,475
Paychex, Inc.	4,300	116,014
Teradata Corp.(1)	70,600	3,696,616
Total System Services, Inc.	4,358	79,098
Visa, Inc., Class A	17,642	1,550,379

		24,853,058

LEISURE EQUIPMENT AND PRODUCTS — 0.1%
Arctic Cat, Inc.(1)	640	10,035

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Polaris Industries, Inc.	11,773	$1,293,500
Sturm Ruger & Co., Inc.	1,509	50,204

		1,353,739

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Agilent Technologies, Inc.(1)	16,633	613,259
Illumina, Inc.(1)	22,000	1,146,200
Luminex Corp.(1)	922	21,234
PAREXEL International Corp.(1)	1,395	28,430
Pharmaceutical Product Development, Inc.	574	18,069
Sequenom, Inc.(1)	1,676	10,274
Thermo Fisher Scientific, Inc.(1)	11,272	619,171
Waters Corp.(1)	15,000	1,198,050

		3,654,687

MACHINERY — 2.0%
Actuant Corp., Class A	772	15,502
AGCO Corp.(1)	1,012	43,354
Alfa Laval AB	40,000	785,303
Altra Holdings, Inc.(1)	2,148	33,337
Atlas Copco AB A Shares	44,580	1,006,679
Barnes Group, Inc.	912	20,994
Blount International, Inc.(1)	3,701	58,180
Briggs & Stratton Corp.	2,172	35,078
Cascade Corp.	1,157	49,462
Caterpillar, Inc.	11,602	1,055,782
CLARCOR, Inc.	2,730	127,054
Cummins, Inc.	7,700	715,484
Deere & Co.	16,916	1,367,151
Douglas Dynamics, Inc.	1,129	16,393
Dover Corp.	22,593	1,299,549
EnPro Industries, Inc.(1)	1,235	47,943
FANUC CORP.	8,600	1,417,422
FreightCar America, Inc.(1)	574	10,510
Gardner Denver, Inc.	6,545	515,681
Harsco Corp.	6,700	153,162
Hiwin Technologies Corp.	48,970	503,044
Hyundai Heavy Industries Co. Ltd.	1,489	483,609
Illinois Tool Works, Inc.	10,147	472,241
Ingersoll-Rand plc	22,100	740,571
Joy Global, Inc.	43,470	3,627,571
Kadant, Inc.(1)	1,310	30,523
Kaydon Corp.	19,393	651,993
Komatsu Ltd.	31,100	822,483
Lincoln Electric Holdings, Inc.	558	18,989
Lindsay Corp.	2,334	145,175
Middleby Corp.(1)	776	62,518
Mueller Industries, Inc., Class A	695	32,762
NACCO Industries, Inc., Class A	67	5,140
NN, Inc.(1)	993	7,646
Oshkosh Corp.(1)	7,511	148,117

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Parker-Hannifin Corp.	4,404	$323,386
Robbins & Myers, Inc.	3,100	148,955
Samsung Heavy Industries Co. Ltd.	8,500	276,866
Sany Heavy Equipment International Holdings Co. Ltd.	356,000	353,446
Sauer-Danfoss, Inc.(1)	17,783	768,759
Stanley Black & Decker, Inc.	2,892	179,246
Titan International, Inc.	46,979	1,010,049
Twin Disc, Inc.	911	35,374
WABCO Holdings, Inc.(1)	27,046	1,261,696

		20,884,179

MARINE†
Diana Shipping, Inc.(1)	5,066	46,303
Genco Shipping & Trading Ltd.(1)	335	2,379

		48,682

MEDIA — 2.1%
British Sky Broadcasting Group plc	28,600	306,646
CBS Corp., Class B	165,606	4,148,430
Charter Communications, Inc., Class A(1)	3,851	192,088
Comcast Corp., Class A	122,350	2,631,748
DirecTV, Class A(1)	57,578	2,531,705
DISH Network Corp., Class A(1)	42,060	1,045,612
E.W. Scripps Co. (The), Class A(1)	6,230	52,332
Entercom Communications Corp., Class A(1)	4,245	25,937
Entravision Communications Corp., Class A(1)	14,798	16,722
Eutelsat Communications SA	17,940	798,896
Focus Media Holding Ltd. ADR(1)	76,930	2,412,525
Gannett Co., Inc.	3,158	36,475
Harte-Hanks, Inc.	2,162	17,188
Interpublic Group of Cos., Inc. (The)	27,693	238,991
Journal Communications, Inc., Class A(1)	174	642
Kabel Deutschland Holding AG(1)	29,559	1,653,877
LIN TV Corp., Class A(1)	7,891	24,383
MDC Partners, Inc., Class A	4,850	77,357
Naspers Ltd. N Shares	7,230	378,387
Omnicom Group, Inc.	4,295	174,162
Publicis Groupe SA	6,315	296,956
Sinclair Broadcast Group, Inc., Class A	4,903	38,292
Time Warner, Inc.	77,508	2,453,903
Viacom, Inc., Class B	35,899	1,731,768

		21,285,022

METALS AND MINING — 2.2%
Allied Nevada Gold Corp.(1)	3,117	129,449
Antofagasta plc	65,858	1,442,180
BHP Billiton Ltd.	47,684	2,025,621
Century Aluminum Co.(1)	725	8,823
Cliffs Natural Resources, Inc.	39,258	3,252,525
Coeur d'Alene Mines Corp.(1)	1,259	35,819
Commercial Metals Co.	1,417	16,650

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Exxaro Resources Ltd.	42,836	$1,152,318
Ferrexpo plc	116,052	709,655
First Quantum Minerals Ltd.	17,075	420,031
Freeport-McMoRan Copper & Gold, Inc.	59,388	2,799,550
Globe Specialty Metals, Inc.	4,938	82,711
Haynes International, Inc.	1,368	79,385
Hecla Mining Co.(1)	5,382	41,280
Hyundai Steel Co.	4,438	451,350
Iluka Resources Ltd.	26,110	457,171
Materion Corp.(1)	1,448	41,558
Newmont Mining Corp.	25,446	1,593,429
Nucor Corp.	13,900	501,512
Rio Tinto plc	40,900	2,524,261
RTI International Metals, Inc.(1)	1,305	34,765
Thompson Creek Metals Co., Inc.(1)	4,648	38,439
ThyssenKrupp AG	9,510	321,173
Vale SA Preference Shares	111,800	2,842,230
Worthington Industries, Inc.	755	12,269
Xstrata plc	75,370	1,320,136

		22,334,290

MULTI-UTILITIES — 0.6%
Ameren Corp.	24,238	733,442
Avista Corp.	1,111	28,197
Black Hills Corp.	1,372	41,983
Consolidated Edison, Inc.	4,770	268,122
DTE Energy Co.	847	42,824
Integrys Energy Group, Inc.	18,010	901,761
MDU Resources Group, Inc.	1,477	31,519
National Grid plc	150,950	1,521,681
NorthWestern Corp.	595	20,176
PG&E Corp.	33,509	1,419,106
Public Service Enterprise Group, Inc.	17,851	609,255
Vectren Corp.	1,347	36,867
Wisconsin Energy Corp.	6,201	196,200
Xcel Energy, Inc.	17,948	442,777

		6,293,910

MULTILINE RETAIL — 0.9%
Big Lots, Inc.(1)	1,362	46,172
Clicks Group Ltd.	60,243	359,210
Dillard's, Inc., Class A	11,114	514,356
Dollar Tree, Inc.(1)	39,500	2,821,090
Fred's, Inc., Class A	1,665	19,064
Golden Eagle Retail Group Ltd.	159,000	399,039
Kohl's Corp.	15,159	702,468
Macy's, Inc.	110,325	2,862,934
SACI Falabella	45,371	424,892
Target Corp.	24,588	1,270,462

		9,419,687

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

OFFICE ELECTRONICS†
Zebra Technologies Corp., Class A(1)	724	$26,013

OIL, GAS AND CONSUMABLE FUELS — 5.8%
Apache Corp.	3,300	340,131
Banpu PCL	36,150	767,147
Berry Petroleum Co., Class A	1,554	76,193
BG Group plc	103,740	2,243,104
Bill Barrett Corp.(1)	466	22,345
BP Prudhoe Bay Royalty Trust	435	48,372
Brigham Exploration Co.(1)	42,100	1,225,110
Cabot Oil & Gas Corp.	32,600	2,473,036
Chevron Corp.	77,351	7,650,787
CNOOC Ltd.	659,000	1,345,788
Comstock Resources, Inc.(1)	727	14,794
Concho Resources, Inc.(1)	22,000	1,912,900
ConocoPhillips	58,944	4,012,318
Crosstex Energy LP	5,449	89,309
CVR Energy, Inc.(1)	2,820	80,285
Devon Energy Corp.	11,444	776,247
DHT Holdings, Inc.	3,335	9,938
EOG Resources, Inc.	7,616	705,165
EQT Corp.	5,895	352,639
Exxon Mobil Corp.	205,401	15,207,890
Forest Oil Corp.(1)	1,862	36,253
Goodrich Petroleum Corp.(1)	4,259	68,229
Gulfport Energy Corp.(1)	3,367	97,306
Imperial Oil Ltd.	25,193	1,033,137
James River Coal Co.(1)	998	10,798
Marathon Oil Corp.	30,079	809,727
Marathon Petroleum Corp.	13,233	490,415
Murphy Oil Corp.	10,797	578,503
Nordic American Tanker Shipping	2,978	53,455
NovaTek OAO GDR	8,486	1,156,642
Occidental Petroleum Corp.	44,253	3,838,505
Overseas Shipholding Group, Inc.	1,767	31,506
Patriot Coal Corp.(1)	2,042	30,079
Peabody Energy Corp.	6,285	306,708
Penn Virginia Corp.	5,963	48,658
Petroleo Brasileiro SA-Petrobas ADR	33,515	893,175
Petroleum Development Corp.(1)	1,206	28,715
Rosetta Resources, Inc.(1)	2,061	94,703
Rosneft Oil Co. OJSC GDR	61,532	486,410
Royal Dutch Shell plc B Shares	64,490	2,176,959
SandRidge Energy, Inc.(1)	165,000	1,211,100
Sasol Ltd.	17,111	828,208
Southwestern Energy Co.(1)	33,915	1,287,074
Spectra Energy Partners LP	8,161	237,077
Stone Energy Corp.(1)	2,979	78,675
Swift Energy Co.(1)	1,650	50,903
Tesoro Corp.(1)	6,053	145,635

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Total SA ADR	13,700	$671,848
Ultra Petroleum Corp.(1)	7,045	236,008
Valero Energy Corp.	72,118	1,638,521
W&T Offshore, Inc.	36,287	766,381
Western Refining, Inc.(1)	9,454	164,878

		58,939,689

PAPER AND FOREST PRODUCTS — 0.2%
Buckeye Technologies, Inc.	5,239	142,448
Clearwater Paper Corp.(1)	1,040	38,293
Domtar Corp.	13,052	1,048,337
International Paper Co.	21,100	572,865
KapStone Paper and Packaging Corp.(1)	7,836	117,775
P.H. Glatfelter Co.	738	10,598

		1,930,316

PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. (The), Class A	10,576	1,032,852
Herbalife Ltd.	18,209	1,016,062
Inter Parfums, Inc.	840	13,911
Nu Skin Enterprises, Inc., Class A	19,246	813,913
Prestige Brands Holdings, Inc.(1)	5,242	56,456

		2,933,194

PHARMACEUTICALS — 3.6%
Abbott Laboratories	89,043	4,675,648
Allergan, Inc.	20,849	1,705,657
Auxilium Pharmaceuticals, Inc.(1)	1,235	21,007
Bristol-Myers Squibb Co.	17,857	531,246
Celltrion, Inc.	19,314	841,825
Eli Lilly & Co.	45,936	1,723,059
GlaxoSmithKline plc	18,420	391,855
Impax Laboratories, Inc.(1)	2,745	53,994
Jazz Pharmaceuticals, Inc.(1)	554	23,761
Johnson & Johnson	93,129	6,127,888
Medicis Pharmaceutical Corp., Class A	2,573	100,090
Merck & Co., Inc.	80,930	2,680,402
Nektar Therapeutics(1)	1,907	10,918
Novartis AG	38,780	2,261,305
Novo Nordisk A/S B Shares	14,163	1,511,612
Par Pharmaceutical Cos., Inc.(1)	1,892	56,249
Perrigo Co.	18,980	1,798,165
Pfizer, Inc.	257,265	4,882,890
Questcor Pharmaceuticals, Inc.(1)	43,186	1,297,739
Salix Pharmaceuticals Ltd.(1)	1,481	45,096
Sanofi	15,170	1,103,969
Shire plc	65,760	2,121,087
Teva Pharmaceutical Industries Ltd. ADR	18,625	770,330
ViroPharma, Inc.(1)	2,473	48,990
VIVUS, Inc.(1)	2,200	18,348

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Watson Pharmaceuticals, Inc.(1)	21,400	$1,436,368

		36,239,498

PROFESSIONAL SERVICES — 0.3%
51job, Inc. ADR(1)	10,797	602,473
Capita Group plc (The)	70,676	813,998
CDI Corp.	2,215	24,941
Experian plc	43,975	502,191
Heidrick & Struggles International, Inc.	1,864	38,715
Kelly Services, Inc., Class A	1,231	18,711
Kforce, Inc.(1)	3,241	33,641
Korn/Ferry International(1)	802	13,040
On Assignment, Inc.(1)	3,321	25,240
SFN Group, Inc.(1)	1,860	26,059
SGS SA	530	986,536

		3,085,545

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.6%
Alexandria Real Estate Equities, Inc.	5,062	368,564
American Campus Communities, Inc.	11,247	438,745
Annaly Capital Management, Inc.	13,150	238,409
Ashford Hospitality Trust, Inc.	5,443	44,088
Associated Estates Realty Corp.	1,984	35,117
AvalonBay Communities, Inc.	13,649	1,861,451
BioMed Realty Trust, Inc.	1,145	20,942
Boston Properties, Inc.	9,784	1,020,373
BRE Properties, Inc.	6,163	309,752
Camden Property Trust	9,051	604,788
Campus Crest Communities, Inc.	2,572	30,401
Capstead Mortgage Corp.	925	12,312
CBL & Associates Properties, Inc.	1,388	20,417
Chimera Investment Corp.	15,899	48,174
Colonial Properties Trust	10,200	214,404
CommonWealth REIT	1,255	25,803
CreXus Investment Corp.	1,544	14,436
DCT Industrial Trust, Inc.	2,535	11,433
Developers Diversified Realty Corp.	19,987	247,639
DiamondRock Hospitality Co.	665	5,147
Digital Realty Trust, Inc.	7,937	474,236
Duke Realty Corp.	26,300	312,181
DuPont Fabros Technology, Inc.	5,026	116,352
EastGroup Properties, Inc.	1,111	44,896
Education Realty Trust, Inc.	9,718	87,462
Equity Lifestyle Properties, Inc.	7,379	508,561
Equity Residential	20,600	1,260,308
Essex Property Trust, Inc.	3,505	503,143
Extra Space Storage, Inc.	16,762	360,383
Federal Realty Investment Trust	4,947	447,951
First Industrial Realty Trust, Inc.(1)	8,816	83,223
First Potomac Realty Trust	1,590	20,590
General Growth Properties, Inc.	31,556	430,424

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Getty Realty Corp.	610	$11,596
Glimcher Realty Trust	11,977	101,924
Government Properties Income Trust	30,872	723,022
Hatteras Financial Corp.	1,482	40,918
HCP, Inc.	26,326	981,433
Health Care REIT, Inc.	16,457	838,649
Healthcare Realty Trust, Inc.	908	15,881
Hersha Hospitality Trust	3,981	14,770
Highwoods Properties, Inc.	4,756	155,807
Home Properties, Inc.	984	65,800
Host Hotels & Resorts, Inc.	37,092	438,798
Inland Real Estate Corp.	1,216	9,862
Kilroy Realty Corp.	6,558	234,317
Kimco Realty Corp.	27,671	489,777
LaSalle Hotel Properties	1,064	20,003
Lexington Realty Trust	1,058	7,808
Macerich Co. (The)	7,590	372,214
Mack-Cali Realty Corp.	434	13,519
Medical Properties Trust, Inc.	9,304	99,460
MFA Financial, Inc.	5,967	44,693
National Health Investors, Inc.	3,288	150,262
National Retail Properties, Inc.	9,231	251,637
Omega Healthcare Investors, Inc.	811	14,720
Piedmont Office Realty Trust, Inc., Class A	25,986	491,135
Post Properties, Inc.	7,976	333,397
ProLogis	28,076	764,509
PS Business Parks, Inc.	506	27,663
Public Storage	10,500	1,299,165
Rayonier, Inc.	22,292	934,906
RLJ Lodging Trust(1)	2,786	36,942
Sabra Health Care REIT, Inc.	1,843	21,535
Saul Centers, Inc.	338	11,958
Simon Property Group, Inc.	27,791	3,265,442
SL Green Realty Corp.	5,123	370,086
Sovran Self Storage, Inc.	1,501	61,001
Strategic Hotels & Resorts, Inc.(1)	22,254	106,374
Taubman Centers, Inc.	8,232	474,410
UDR, Inc.	22,769	608,160
Urstadt Biddle Properties, Inc., Class A	1,149	19,315
Ventas, Inc.	22,537	1,205,279
Vornado Realty Trust	9,448	811,678
Washington Real Estate Investment Trust	897	27,753
Weyerhaeuser Co.	14,524	261,868
Winthrop Realty Trust	2,010	20,542

		26,472,093

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.4%
BR Malls Participacoes SA	94,100	1,049,234
CB Richard Ellis Group, Inc., Class A(1)	76,222	1,155,525

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

China Overseas Land & Investment Ltd.	288,000	$611,818
Evergrande Real Estate Group Ltd.	599,000	370,824
Jones Lang LaSalle, Inc.	8,800	588,808
Sumitomo Realty & Development Co. Ltd.	29,000	609,011

		4,385,220

ROAD AND RAIL — 0.4%
Arkansas Best Corp.	523	10,800
Canadian National Railway Co.	14,350	1,055,479
Heartland Express, Inc.	9,700	147,440
Kansas City Southern(1)	36,100	1,955,176
Old Dominion Freight Line, Inc.(1)	1,341	43,073
Union Pacific Corp.	12,269	1,130,833
Werner Enterprises, Inc.	1,339	31,172

		4,373,973

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Altera Corp.	29,087	1,058,476
Applied Materials, Inc.	117,332	1,328,198
ARM Holdings plc	381,040	3,525,691
ASML Holding NV	13,440	476,004
Avago Technologies Ltd.	16,711	553,301
Broadcom Corp., Class A(1)	46,990	1,675,193
Cavium Networks, Inc.(1)	360	11,588
CEVA, Inc.(1)	2,611	69,453
Cree, Inc.(1)	16,116	522,642
Cymer, Inc.(1)	728	29,455
Cypress Semiconductor Corp.(1)	77,100	1,221,264
Entegris, Inc.(1)	5,690	42,789
Formfactor, Inc.(1)	2,258	17,816
GT Advanced Technologies, Inc.(1)	35,903	438,376
Intel Corp.	214,232	4,312,490
Intersil Corp., Class A	3,197	35,902
Linear Technology Corp.	33,577	961,310
LSI Corp.(1)	60,587	412,597
Marvell Technology Group Ltd.(1)	32,200	423,430
Maxim Integrated Products, Inc.	4,100	94,505
Micron Technology, Inc.(1)	42,659	252,115
MKS Instruments, Inc.	662	15,372
Novellus Systems, Inc.(1)	1,531	42,822
Photronics, Inc.(1)	7,286	47,213
Samsung Electronics Co. Ltd.	2,233	1,557,250
Semtech Corp.(1)	867	18,493
Skyworks Solutions, Inc.(1)	1,799	37,113
Spansion, Inc., Class A(1)	2,870	43,079
Standard Microsystems Corp.(1)	2,001	42,061
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	54,163	648,331
Taiwan Semiconductor Manufacturing Co. Ltd.	526,425	1,259,377
Teradyne, Inc.(1)	121,861	1,474,518

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Ultratech, Inc.(1)	3,943	$80,516
Xilinx, Inc.	44,060	1,372,028

		24,100,768

SOFTWARE — 3.1%
ACI Worldwide, Inc.(1)	2,482	74,237
Activision Blizzard, Inc.	35,800	423,872
Actuate Corp.(1)	3,337	21,257
Allot Communications Ltd.(1)	2,490	32,071
Ariba, Inc.(1)	1,245	33,777
Cadence Design Systems, Inc.(1)	108,453	1,002,106
Cerner Corp.(1)	11,441	754,648
Check Point Software Technologies Ltd.(1)	64,661	3,520,145
Citrix Systems, Inc.(1)	31,198	1,885,295
ClickSoftware Technologies Ltd.	3,354	29,448
Compuware Corp.(1)	1,739	14,712
Electronic Arts, Inc.(1)	46,922	1,059,499
Fortinet, Inc.(1)	1,150	22,000
Glu Mobile, Inc.(1)	7,857	23,964
Informatica Corp.(1)	25,400	1,061,212
Interactive Intelligence, Inc.(1)	1,605	51,874
Intuit, Inc.(1)	9,619	474,505
JDA Software Group, Inc.(1)	902	23,822
Kenexa Corp.(1)	5,859	123,332
Majesco Entertainment Co.(1)	3,521	8,626
Microsoft Corp.	258,217	6,868,572
Mitek Systems, Inc.(1)	5,278	57,794
NCSoft Corp.	3,324	1,088,942
NetSuite, Inc.(1)	28,800	925,920
Opnet Technologies, Inc.	1,447	49,922
Oracle Corp.	114,773	3,221,678
Perfect World Co., Ltd. ADR(1)	3,066	65,827
PROS Holdings, Inc.(1)	3,762	59,665
QLIK Technologies, Inc.(1)	42,592	1,080,985
Quest Software, Inc.(1)	8,435	145,335
Red Hat, Inc.(1)	15,422	609,786
S1 Corp.(1)	468	4,301
salesforce.com, inc.(1)	19,708	2,537,405
SAP AG	20,410	1,114,121
Solera Holdings, Inc.	34,600	2,029,290
Symantec Corp.(1)	45,976	788,488
Synopsys, Inc.(1)	1,029	26,631
Taleo Corp., Class A(1)	967	24,958
TIBCO Software, Inc.(1)	3,356	75,107
VASCO Data Security International, Inc.(1)	2,099	14,924
VMware, Inc., Class A(1)	6,569	619,851
Websense, Inc.(1)	2,451	50,417

		32,100,321

SPECIALTY RETAIL — 2.1%
Aeropostale, Inc.(1)	69	771

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

American Eagle Outfitters, Inc.	1,421	$15,730
Ascena Retail Group, Inc.(1)	412	11,709
AutoZone, Inc.(1)	958	294,106
Bed Bath & Beyond, Inc.(1)	15,302	870,072
Best Buy Co., Inc.	4,610	117,970
Brown Shoe Co., Inc.	1,561	12,847
Cabela's, Inc.(1)	822	19,276
Cato Corp. (The), Class A	1,125	28,553
China ZhengTong Auto Services Holdings Ltd.(1)	359,000	495,214
Christopher & Banks Corp.	2,010	9,568
Collective Brands, Inc.(1)	1,551	20,923
Destination Maternity Corp.	1,551	21,792
DSW, Inc., Class A(1)	773	35,875
Fast Retailing Co. Ltd.	7,500	1,418,310
Finish Line, Inc. (The), Class A	775	15,578
GameStop Corp., Class A(1)	780	18,665
Genesco, Inc.(1)	1,596	84,620
GOME Electrical Appliances Holding Ltd.	1,805,000	774,315
Home Depot, Inc. (The)	57,176	1,908,535
Hot Topic, Inc.	3,156	26,132
Inditex SA	11,650	992,399
Kingfisher plc	103,850	398,691
Limited Brands, Inc.	22,045	831,978
Lithia Motors, Inc., Class A	10,873	205,174
Lowe's Cos., Inc.	88,843	1,770,641
Men's Wearhouse, Inc. (The)	767	22,174
Monro Muffler Brake, Inc.	878	34,707
Mr Price Group Ltd.	64,625	681,503
Nitori Holdings Co. Ltd.	10,750	1,100,692
O'Reilly Automotive, Inc.(1)	41,108	2,667,087
Penske Automotive Group, Inc.	644	11,747
PEP Boys-Manny Moe & Jack	2,216	21,894
PetSmart, Inc.	38,282	1,614,735
RadioShack Corp.	3,726	48,475
Rent-A-Center, Inc.	530	14,935
Stage Stores, Inc.	970	15,840
Staples, Inc.	71,059	1,047,410
Tractor Supply Co.	17,282	1,060,596
Ulta Salon Cosmetics & Fragrance, Inc.(1)	39,500	2,333,660
Vitamin Shoppe, Inc.(1)	1,770	78,411
Williams-Sonoma, Inc.	16,874	558,698

		21,712,008

TEXTILES, APPAREL AND LUXURY GOODS — 1.1%
adidas AG	10,510	732,008
Burberry Group plc	47,397	1,059,458
Coach, Inc.	17,032	957,539
Columbia Sportswear Co.	276	14,543
Crocs, Inc.(1)	3,159	86,430
Culp, Inc.(1)	2,078	17,725

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Deckers Outdoor Corp.(1)	915	$81,398
Fossil, Inc.(1)	19,000	1,835,590
G-III Apparel Group Ltd.(1)	1,838	51,942
Iconix Brand Group, Inc.(1)	9,522	186,441
Lululemon Athletica, Inc.(1)	39,819	2,179,294
LVMH Moet Hennessy Louis Vuitton SA	7,910	1,340,233
Oxford Industries, Inc.	1,591	56,990
Swatch Group AG (The)	2,160	986,387
Titan Industries Ltd.	62,490	281,571
VF Corp.	10,186	1,192,373
Wolverine World Wide, Inc.	574	20,899

		11,080,821

THRIFTS AND MORTGAGE FINANCE — 0.2%
BankUnited, Inc.	2,573	60,337
Brookline Bancorp., Inc.	2,618	22,044
Capitol Federal Financial, Inc.	42,618	457,291
First Financial Holdings, Inc.	1,552	9,778
First Financial Northwest, Inc.(1)	1,070	4,772
First Niagara Financial Group, Inc.	3,228	34,733
Flushing Financial Corp.	1,389	15,946
Hudson City Bancorp., Inc.	78,514	487,572
Kaiser Federal Financial Group, Inc.	1,738	20,560
Oritani Financial Corp.	1,433	18,844
People's United Financial, Inc.	50,301	591,037
Provident Financial Services, Inc.	2,416	30,345
Washington Federal, Inc.	2,717	40,836

		1,794,095

TOBACCO — 0.8%
Altria Group, Inc.	19,500	530,205
British American Tobacco plc	44,035	1,961,109
ITC Ltd.	165,257	721,854
Philip Morris International, Inc.	78,158	5,417,913
Universal Corp.	367	14,937

		8,646,018

TRADING COMPANIES AND DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	875	26,792
Barloworld Ltd.	42,791	379,358
CAI International, Inc.(1)	418	6,324
DXP Enterprises, Inc.(1)	1,528	36,810
Fastenal Co.	48,400	1,620,432
GATX Corp.	364	13,199
Lawson Products, Inc.	1,553	26,494
Mitsubishi Corp.	64,800	1,546,162
Rush Enterprises, Inc., Class A(1)	1,504	27,674
Titan Machinery, Inc.(1)	4,822	127,831
United Rentals, Inc.(1)	4,197	70,006

		3,881,082

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

WATER UTILITIES†
Artesian Resources Corp., Class A	1,458	$26,565

WIRELESS TELECOMMUNICATION SERVICES — 1.1%
America Movil SAB de CV, Series L ADR	21,533	550,384
American Tower Corp., Class A(1)	20,338	1,095,405
Bharti Airtel Ltd.	196,950	1,747,410
Crown Castle International Corp.(1)	36,895	1,602,350
Millicom International Cellular SA	15,378	1,727,797
MTN Group Ltd.	68,449	1,411,751
Rogers Communications, Inc., Class B	3,531	137,050
SBA Communications Corp., Class A(1)	33,722	1,274,354
SOFTBANK CORP.	18,700	617,146
Telephone & Data Systems, Inc.	6,037	154,728
Tim Participacoes SA ADR	10,205	317,784
Vodafone Group plc	227,020	593,320

		11,229,479

TOTAL COMMON STOCKS (Cost $692,729,545)		806,975,234

CORPORATE BONDS — 8.0%

AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., Series B, 6.375%, 10/15/15(2)	$150,000	153,000
Lockheed Martin Corp., 4.25%, 11/15/19(2)	90,000	98,380
Raytheon Co., 4.40%, 2/15/20(2)	70,000	75,306
United Technologies Corp., 6.05%, 6/1/36(2)	228,000	273,848
United Technologies Corp., 5.70%, 4/15/40(2)	50,000	57,646

		658,180

AUTO COMPONENTS — 0.1%
Allison Transmission, Inc., 7.125%, 5/15/19(2)(3)	150,000	139,875
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(2)	150,000	146,250
Delphi Corp., 5.875%, 5/15/19(2)(3)	125,000	121,250
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20(2)	225,000	238,781
Tenneco, Inc., 6.875%, 12/15/20	250,000	255,000
TRW Automotive, Inc., 8.875%, 12/1/17(2)(3)	225,000	246,375

		1,147,531

AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(2)(3)	150,000	152,950
American Honda Finance Corp., 2.50%, 9/21/15(2)(3)	160,000	164,088
Ford Motor Co., 7.45%, 7/16/31(2)	300,000	329,637
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	250,000	260,249
Ford Motor Credit Co. LLC, 5.00%, 5/15/18(2)	150,000	145,821
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(2)(3)	30,000	30,776

		1,083,521

BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(2)	360,000	474,060

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Coca-Cola Co. (The), 1.80%, 9/1/16(2)(3)	100,000	$100,997
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(2)	40,000	41,544
PepsiCo, Inc., 4.875%, 11/1/40(2)	40,000	42,623

		659,224

BIOTECHNOLOGY†
Amgen, Inc., 3.45%, 10/1/20(2)	70,000	71,306
Amgen, Inc., 4.10%, 6/15/21(2)	60,000	63,206

		134,512

BUILDING PRODUCTS†
Boise Cascade LLC, 7.125%, 10/15/14(2)	269,000	265,638

CAPITAL MARKETS†
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(2)	170,000	194,942
Jefferies Group, Inc., 5.125%, 4/13/18	90,000	89,766

		284,708

CHEMICALS — 0.2%
CF Industries, Inc., 6.875%, 5/1/18	145,000	164,756
Dow Chemical Co. (The), 5.90%, 2/15/15(2)	70,000	78,487
Dow Chemical Co. (The), 2.50%, 2/15/16(2)	60,000	60,590
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18(2)	125,000	117,500
Lyondell Chemical Co., 8.00%, 11/1/17(3)	405,000	450,562
Nalco Co., 6.625%, 1/15/19(2)(3)	500,000	552,500
Rohm & Haas Co., 5.60%, 3/15/13(2)	70,000	74,637

		1,499,032

COMMERCIAL BANKS — 0.3%
Bank of America N.A., 5.30%, 3/15/17(2)	453,000	443,647
Barclays Bank plc, 5.00%, 9/22/16(2)	100,000	103,183
BB&T Corp., 5.70%, 4/30/14(2)	50,000	55,106
BB&T Corp., 3.20%, 3/15/16	120,000	122,544
Capital One Financial Corp., 4.75%, 7/15/21	90,000	90,623
Fifth Third Bancorp, 6.25%, 5/1/13(2)	90,000	96,067
HSBC Bank plc, 3.50%, 6/28/15(2)(3)	100,000	102,544
HSBC Bank plc, 3.10%, 5/24/16(2)(3)	50,000	50,857
Huntington Bancshares, Inc., 7.00%, 12/15/20(2)	20,000	22,920
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14(2)	160,000	174,805
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	160,000	166,240
National Australia Bank Ltd., 2.75%, 9/28/15(2)(3)	100,000	101,887
PNC Funding Corp., 4.25%, 9/21/15(2)	100,000	107,560
Regions Bank, 6.45%, 6/26/37(2)	300,000	258,750
Regions Financial Corp., 5.75%, 6/15/15(2)	225,000	214,875
Royal Bank of Canada, 2.30%, 7/20/16	80,000	81,179
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	140,000	136,500
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(2)	220,000	217,195
SunTrust Bank, 7.25%, 3/15/18(2)	100,000	118,243
SunTrust Banks, Inc., 3.60%, 4/15/16(2)	29,000	29,145
U.S. Bancorp., 3.442%, 2/1/16	70,000	72,138
Wachovia Bank N.A., 4.80%, 11/1/14(2)	269,000	289,170

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Wachovia Bank N.A., 4.875%, 2/1/15(2)	101,000	$107,717
Wells Fargo & Co., 3.676%, 6/15/16(2)	90,000	95,191
Wells Fargo & Co., MTN, 4.60%, 4/1/21(2)	30,000	32,382

		3,290,468

COMMERCIAL SERVICES AND SUPPLIES†
Republic Services, Inc., 3.80%, 5/15/18(2)	40,000	42,022
Republic Services, Inc., 5.50%, 9/15/19(2)	100,000	114,859
Republic Services, Inc., 5.70%, 5/15/41(2)	50,000	51,975
Waste Management, Inc., 6.125%, 11/30/39(2)	70,000	78,180

		287,036

COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29(2)	125,000	108,125
American Tower Corp., 4.625%, 4/1/15(2)	150,000	161,932
Avaya, Inc., 7.00%, 4/1/19(2)(3)	140,000	126,700
Cisco Systems, Inc., 5.90%, 2/15/39(2)	115,000	130,357
Crown Castle International Corp., 9.00%, 1/15/15(2)	500,000	541,250

		1,068,364

COMPUTERS AND PERIPHERALS†
Seagate Technology HDD Holdings, 6.80%, 10/1/16(2)	250,000	255,000

CONSTRUCTION MATERIALS†
Nortek, Inc., 8.50%, 4/15/21(2)(3)	125,000	107,500
USG Corp., 8.375%, 10/15/18(2)(3)	225,000	197,438

		304,938

CONSUMER FINANCE — 0.3%
American Express Centurion Bank, 5.55%, 10/17/12(2)	130,000	136,195
American Express Co., 7.25%, 5/20/14(2)	230,000	262,692
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	50,000	61,773
CIT Group, Inc., 7.00%, 5/2/16(3)	490,000	488,775
CIT Group, Inc., 7.00%, 5/2/17(3)	250,000	247,188
Credit Suisse (New York), 5.50%, 5/1/14(2)	170,000	183,374
Credit Suisse (New York), 6.00%, 2/15/18(2)	70,000	73,808
Credit Suisse (New York), 5.30%, 8/13/19(2)	130,000	136,156
PNC Bank N.A., 6.00%, 12/7/17(2)	230,000	260,082
SLM Corp., 6.25%, 1/25/16(2)	80,000	81,833
SLM Corp., MTN, 5.00%, 10/1/13(2)	100,000	100,566
Springleaf Finance Corp., Series I, MTN, 4.875%, 7/15/12(2)	500,000	490,000
Springleaf Finance Corp., Series I, MTN, 5.40%, 12/1/15(2)	250,000	213,750

		2,736,192

CONTAINERS AND PACKAGING — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19(2)(3)	125,000	120,937
Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14(2)	350,000	357,000
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17(2)	225,000	228,375

		706,312

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Ally Financial, Inc., 6.875%, 9/15/11	168,000	$168,210
Ally Financial, Inc., 8.30%, 2/12/15(2)	400,000	421,000
Ally Financial, Inc., 6.25%, 12/1/17(2)	225,000	217,133
Bank of America Corp., 4.50%, 4/1/15(2)	130,000	131,315
Bank of America Corp., 3.75%, 7/12/16	90,000	88,892
Bank of America Corp., 6.50%, 8/1/16(2)	250,000	268,445
Bank of America Corp., 5.75%, 12/1/17(2)	120,000	124,819
BankAmerica Capital II, Series 2, 8.00%, 12/15/26(2)	300,000	300,000
BNP Paribas, 3.60%, 2/23/16(2)	70,000	70,169
Citigroup, Inc., 6.00%, 12/13/13(2)	230,000	243,935
Citigroup, Inc., 6.01%, 1/15/15(2)	280,000	300,782
Citigroup, Inc., 4.75%, 5/19/15	50,000	52,166
Citigroup, Inc., 6.125%, 5/15/18(2)	390,000	425,980
Citigroup, Inc., 8.50%, 5/22/19(2)	80,000	97,834
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	250,000	260,365
Deutsche Bank AG (London), 3.875%, 8/18/14(2)	130,000	135,168
General Electric Capital Corp., 3.75%, 11/14/14(2)	110,000	115,954
General Electric Capital Corp., 2.25%, 11/9/15(2)	130,000	130,821
General Electric Capital Corp., 5.625%, 9/15/17(2)	415,000	461,313
General Electric Capital Corp., 4.375%, 9/16/20(2)	190,000	193,749
General Electric Capital Corp., 4.625%, 1/7/21(2)	90,000	92,847
General Electric Capital Corp., 5.30%, 2/11/21(2)	50,000	53,278
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(2)	480,000	480,651
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	200,000	228,595
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(2)	80,000	81,333
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(2)	60,000	59,044
HSBC Holdings plc, 5.10%, 4/5/21	70,000	75,148
HSBC Holdings plc, 6.80%, 6/1/38(2)	50,000	51,433
JPMorgan Chase & Co., 3.70%, 1/20/15(2)	70,000	72,950
JPMorgan Chase & Co., 3.45%, 3/1/16	100,000	103,102
JPMorgan Chase & Co., 6.00%, 1/15/18(2)	520,000	580,910
Morgan Stanley, 4.20%, 11/20/14(2)	110,000	110,325
Morgan Stanley, 6.625%, 4/1/18(2)	300,000	321,607
Morgan Stanley, 7.30%, 5/13/19(2)	240,000	268,174
Morgan Stanley, 5.75%, 1/25/21(2)	140,000	144,279
UBS AG (Stamford Branch), 2.25%, 8/12/13(2)	70,000	70,745
UBS AG (Stamford Branch), 5.875%, 12/20/17(2)	200,000	213,987

		7,216,458

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 6.80%, 5/15/36(2)	270,000	317,481
AT&T, Inc., 6.55%, 2/15/39(2)	170,000	196,727
British Telecommunications plc, 5.95%, 1/15/18(2)	170,000	192,092
CenturyLink, Inc., 6.15%, 9/15/19(2)	90,000	88,819
Cincinnati Bell, Inc., 8.75%, 3/15/18(2)	150,000	141,375
France Telecom SA, 4.375%, 7/8/14(2)	190,000	203,319
Frontier Communications Corp., 6.25%, 1/15/13(2)	280,000	287,700
Frontier Communications Corp., 7.125%, 3/15/19(2)	200,000	197,750

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Intelsat Jackson Holdings SA, 11.25%, 6/15/16(2)	200,000	$209,500
Intelsat Jackson Holdings SA, 7.25%, 4/1/19(2)(3)	250,000	241,875
Intelsat Luxembourg SA, 11.25%, 2/4/17(2)	250,000	243,125
Level 3 Financing, Inc., 9.25%, 11/1/14(2)	162,000	164,835
Sprint Capital Corp., 8.75%, 3/15/32(2)	500,000	515,000
Telecom Italia Capital SA, 6.175%, 6/18/14(2)	160,000	161,509
Telecom Italia Capital SA, 6.999%, 6/4/18(2)	40,000	41,266
Telefonica Emisiones SAU, 5.877%, 7/15/19(2)	150,000	150,605
Telefonica Emisiones SAU, 5.462%, 2/16/21	100,000	96,782
Virgin Media Finance plc, 9.50%, 8/15/16(2)	350,000	387,625
Windstream Corp., 7.875%, 11/1/17(2)	300,000	316,875

		4,154,260

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17(2)	380,000	400,900
Edison Mission Energy, 7.00%, 5/15/17(2)	375,000	264,375

		665,275

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 5.625%, 12/15/20(2)	225,000	217,406
Sanmina-SCI Corp., 7.00%, 5/15/19(2)(3)	125,000	113,125

		330,531

ENERGY EQUIPMENT AND SERVICES†
Ensco plc, 3.25%, 3/15/16(2)	60,000	62,198
Pioneer Drilling Co., 9.875%, 3/15/18(2)	125,000	131,250
Transocean, Inc., 6.50%, 11/15/20(2)	70,000	79,529
Weatherford International Ltd., 9.625%, 3/1/19(2)	80,000	107,441

		380,418

FOOD AND STAPLES RETAILING — 0.2%
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)(3)	120,000	117,900
CVS Caremark Corp., 6.60%, 3/15/19(2)	190,000	230,194
Ingles Markets, Inc., 8.875%, 5/15/17(2)	500,000	522,500
Kroger Co. (The), 6.40%, 8/15/17(2)	120,000	143,558
Rite Aid Corp., 8.625%, 3/1/15(2)	250,000	228,750
SUPERVALU, Inc., 8.00%, 5/1/16(2)	205,000	201,925
Susser Holdings LLC / Susser Finance Corp., 8.50%, 5/15/16	250,000	262,500
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	213,000	252,945
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	170,000	204,956
Wal-Mart Stores, Inc., 5.00%, 10/25/40(2)	110,000	115,022
Wal-Mart Stores, Inc., 5.625%, 4/15/41(2)	40,000	45,531

		2,325,781

FOOD PRODUCTS — 0.1%
Bumble Bee Acquisition Corp., 9.00%, 12/15/17(2)(3)	100,000	97,500
Del Monte Foods Co., 7.625%, 2/15/19(2)(3)	140,000	139,650
Kellogg Co., 4.45%, 5/30/16(2)	170,000	189,931
Kraft Foods, Inc., 6.00%, 2/11/13(2)	50,000	53,373
Kraft Foods, Inc., 6.125%, 2/1/18(2)	70,000	82,874

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Kraft Foods, Inc., 5.375%, 2/10/20(2)	320,000	$363,681
Mead Johnson Nutrition Co., 3.50%, 11/1/14(2)	70,000	73,740
Smithfield Foods, Inc., 7.75%, 7/1/17(2)	400,000	420,500

		1,421,249

GAS UTILITIES — 0.2%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	220,000	251,672
El Paso Corp., 6.875%, 6/15/14(2)	125,000	139,825
El Paso Corp., 7.25%, 6/1/18(2)	225,000	250,200
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	90,000	104,873
Enbridge Energy Partners LP, 5.50%, 9/15/40(2)	80,000	78,745
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	230,000	270,288
Enterprise Products Operating LLC, 5.20%, 9/1/20(2)	120,000	131,149
Enterprise Products Operating LLC, 5.95%, 2/1/41(2)	70,000	72,784
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	160,000	189,108
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(2)	70,000	75,517
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	86,000	102,505
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15(2)	40,000	42,379
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19(2)	170,000	218,091
TransCanada PipeLines Ltd., 3.80%, 10/1/20	60,000	62,521
Williams Partners LP, 4.125%, 11/15/20(2)	50,000	50,051

		2,039,708

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Alere, Inc., 9.00%, 5/15/16(2)	500,000	493,125
Baxter International, Inc., 5.90%, 9/1/16(2)	90,000	107,707
Biomet, Inc., 10.00%, 10/15/17(2)	200,000	210,500
Biomet, Inc., 11.625%, 10/15/17(2)	525,000	564,375
Covidien International Finance SA, 1.875%, 6/15/13(2)	120,000	122,315

		1,498,022

HEALTH CARE PROVIDERS AND SERVICES — 0.4%
CHS/Community Health Systems, Inc., 8.875%, 7/15/15(2)	150,000	152,438
DaVita, Inc., 6.625%, 11/1/20(2)	500,000	492,500
Express Scripts, Inc., 5.25%, 6/15/12(2)	120,000	123,848
Express Scripts, Inc., 7.25%, 6/15/19(2)	240,000	297,257
HCA Holdings, Inc., 7.75%, 5/15/21(2)(3)	250,000	247,500
HCA, Inc., 6.50%, 2/15/16(2)	200,000	199,000
HCA, Inc., 8.50%, 4/15/19(2)	125,000	136,875
HCA, Inc., 7.875%, 2/15/20(2)	250,000	266,250
HCA, Inc., 7.50%, 2/15/22(2)	375,000	372,187
Healthsouth Corp., 10.75%, 6/15/16(2)	41,000	43,229
Healthsouth Corp., 8.125%, 2/15/20(2)	250,000	254,687
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	240,000	263,981
Tenet Healthcare Corp., 8.875%, 7/1/19	600,000	639,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19(2)	75,000	70,688
WellPoint, Inc., 5.80%, 8/15/40(2)	40,000	44,471

		3,603,911

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

HOTELS, RESTAURANTS AND LEISURE — 0.3%
Ameristar Casinos, Inc., 7.50%, 4/15/21(2)(3)	300,000	$300,750
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17(2)	500,000	541,250
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18(2)	275,000	217,250
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16(2)(3)	75,000	73,313
Dave & Buster's, Inc., 11.00%, 6/1/18	300,000	313,500
McDonald's Corp., 5.35%, 3/1/18(2)	130,000	154,100
MGM Resorts International, 6.75%, 9/1/12(2)	400,000	403,000
MGM Resorts International, 7.625%, 1/15/17(2)	125,000	114,062
Pinnacle Entertainment, Inc., 8.75%, 5/15/20(2)	250,000	252,500
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(2)	250,000	272,500
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15(2)	156,000	172,770
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20(2)	325,000	356,687

		3,171,682

HOUSEHOLD DURABLES — 0.1%
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16(2)	125,000	112,188
KB Home, 6.25%, 6/15/15(2)	225,000	194,906
Lennar Corp., Series B, 5.60%, 5/31/15(2)	225,000	211,500
Toll Brothers Finance Corp., 6.75%, 11/1/19(2)	150,000	152,982

		671,576

HOUSEHOLD PRODUCTS — 0.2%
Central Garden and Pet Co., 8.25%, 3/1/18	450,000	442,125
Jarden Corp., 6.125%, 11/15/22(2)	500,000	497,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19(2)(3)	500,000	476,250
Yankee Candle Co., Inc., Series B, 8.50%, 2/15/15(2)	200,000	198,500

		1,614,375

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(2)(3)	225,000	245,813
Danaher Corp., 3.90%, 6/23/21	90,000	95,826
General Electric Co., 5.00%, 2/1/13(2)	122,000	128,607
General Electric Co., 5.25%, 12/6/17(2)	190,000	213,142
Harland Clarke Holdings Corp., 9.50%, 5/15/15(2)	320,000	262,400
SPX Corp., 7.625%, 12/15/14(2)	175,000	189,438

		1,135,226

INSURANCE — 0.2%
Allstate Corp. (The), 7.45%, 5/16/19	130,000	158,278
American International Group, Inc., 3.65%, 1/15/14	40,000	39,774
American International Group, Inc., 5.85%, 1/16/18(2)	190,000	193,555
American International Group, Inc., 8.25%, 8/15/18(2)	60,000	67,802
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(2)	70,000	74,785
CNA Financial Corp., 5.875%, 8/15/20(2)	50,000	52,202
CNA Financial Corp., 5.75%, 8/15/21	30,000	31,288
Genworth Financial, Inc., 7.20%, 2/15/21(2)	40,000	34,995
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(2)	120,000	121,667
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(2)	60,000	63,608

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

International Lease Finance Corp., 8.75%, 3/15/17(2)	250,000	$257,500
International Lease Finance Corp., 8.25%, 12/15/20(2)	375,000	382,500
Liberty Mutual Group, Inc., 5.00%, 6/1/21(2)(3)	56,000	54,684
Lincoln National Corp., 6.25%, 2/15/20(2)	100,000	108,799
MetLife, Inc., 6.75%, 6/1/16(2)	170,000	199,326
MetLife, Inc., 5.70%, 6/15/35(2)	40,000	41,483
New York Life Global Funding, 4.65%, 5/9/13(2)(3)	130,000	138,179
Prudential Financial, Inc., 7.375%, 6/15/19(2)	40,000	47,874
Prudential Financial, Inc., 5.375%, 6/21/20(2)	30,000	32,313
Prudential Financial, Inc., 5.40%, 6/13/35(2)	190,000	182,134
Prudential Financial, Inc., 5.625%, 5/12/41(2)	40,000	37,353

		2,320,099

INTERNET SOFTWARE AND SERVICES†
eBay, Inc., 3.25%, 10/15/20(2)	40,000	39,283
Equinix, Inc., 7.00%, 7/15/21(2)	75,000	76,312
Google, Inc., 2.125%, 5/19/16(2)	70,000	72,331

		187,926

IT SERVICES — 0.1%
First Data Corp., 9.875%, 9/24/15(2)	325,000	299,000
First Data Corp., 7.375%, 6/15/19(2)(3)	350,000	330,750
International Business Machines Corp., 1.95%, 7/22/16	230,000	233,533
SunGard Data Systems, Inc., 10.25%, 8/15/15(2)	200,000	204,500

		1,067,783

MACHINERY — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17(2)	150,000	163,125
Deere & Co., 5.375%, 10/16/29(2)	120,000	138,916
Dematic SA, 8.75%, 5/1/16(2)(3)	125,000	120,000
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(2)(3)	120,000	113,400

		535,441

MEDIA — 0.9%
AMC Entertainment, Inc., AMC Entertainment, Inc., 9.75%, 12/1/20	250,000	242,500
Cablevision Systems Corp., 8.625%, 9/15/17(2)	250,000	266,250
CBS Corp., 4.30%, 2/15/21(2)	110,000	111,611
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18(2)	375,000	391,875
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(2)(3)	200,000	155,000
Cenveo Corp., 8.375%, 6/15/14(2)	325,000	275,437
Cinemark USA, Inc., 8.625%, 6/15/19(2)	150,000	158,250
Clear Channel Communications, Inc., 10.75%, 8/1/16(2)	275,000	192,500
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(2)(3)	350,000	332,500
Comcast Corp., 5.90%, 3/15/16(2)	243,000	281,738
Comcast Corp., 5.70%, 5/15/18(2)	100,000	115,985
Comcast Corp., 6.50%, 11/15/35(2)	50,000	56,205
Comcast Corp., 6.40%, 5/15/38(2)	130,000	145,278
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(2)	80,000	88,026
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 3.55%, 3/15/15(2)	130,000	138,144
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(2)	230,000	247,424
Discovery Communications LLC, 5.625%, 8/15/19(2)	50,000	56,640

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Discovery Communications LLC, 4.375%, 6/15/21(2)	70,000	$72,614
DISH DBS Corp., 6.75%, 6/1/21(2)(3)	550,000	556,875
Embarq Corp., 7.082%, 6/1/16(2)	98,000	106,754
Gray Television, Inc., 10.50%, 6/29/15(2)	125,000	121,250
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	750,000	866,250
Lamar Media Corp., 7.875%, 4/15/18(2)	200,000	203,500
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19(2)	250,000	253,750
NBCUniversal Media LLC,, 5.15%, 4/30/20(2)	60,000	66,573
NBCUniversal Media LLC,, 4.375%, 4/1/21	150,000	154,060
News America, Inc., 4.50%, 2/15/21(2)	90,000	92,644
News America, Inc., 6.90%, 8/15/39(2)	100,000	113,306
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17(2)	225,000	231,750
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(2)	81,000	92,542
Omnicom Group, Inc., 4.45%, 8/15/20(2)	45,000	46,233
PAETEC Holding Corp., 8.875%, 6/30/17(2)	125,000	134,062
Qwest Corp., 7.50%, 10/1/14(2)	90,000	100,125
Sinclair Television Group, Inc., 8.375%, 10/15/18(2)	250,000	251,875
Sirius XM Radio, Inc., 8.75%, 4/1/15(2)(3)	180,000	196,200
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	120,000	124,323
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	210,000	247,433
Time Warner, Inc., 3.15%, 7/15/15(2)	90,000	93,684
Time Warner, Inc., 4.875%, 3/15/20(2)	130,000	140,182
Time Warner, Inc., 7.70%, 5/1/32(2)	130,000	160,945
Univision Communications, Inc., 6.875%, 5/15/19(2)(3)	225,000	209,250
Viacom, Inc., 4.375%, 9/15/14(2)	80,000	86,286
Virgin Media Secured Finance plc, 5.25%, 1/15/21(2)(3)	50,000	54,385
Wind Acquisition Finance SA, 11.75%, 7/15/17(3)	250,000	260,625
Wind Acquisition Finance SA, 7.25%, 2/15/18(3)	250,000	235,000
WMG Acquisition Corp., 9.50%, 6/15/16	325,000	333,125

		8,860,964

METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20(2)	350,000	323,750
Anglo American Capital plc, 9.375%, 4/8/19(2)(3)	100,000	133,626
Anglo American Capital plc, 4.45%, 9/27/20(2)(3)	30,000	30,086
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(2)	115,000	117,358
ArcelorMittal, 9.85%, 6/1/19(2)	160,000	195,862
ArcelorMittal, 5.25%, 8/5/20(2)	80,000	78,101
Barrick Finance LLC, 4.40%, 5/30/21(3)	70,000	73,323
FMG Resources Pty Ltd., 6.875%, 2/1/18(2)(3)	500,000	497,500
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	120,000	129,594
Newmont Mining Corp., 6.25%, 10/1/39(2)	70,000	79,991
Novelis, Inc., 8.375%, 12/15/17(2)	300,000	311,250
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(2)	50,000	49,762
Teck Resources Ltd., 3.15%, 1/15/17	60,000	61,666
Vale Overseas Ltd., 5.625%, 9/15/19(2)	170,000	187,499
Vale Overseas Ltd., 4.625%, 9/15/20	50,000	51,282

		2,320,650

MULTI-UTILITIES — 0.3%
Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.00%, 6/1/16(2)(3)	500,000	531,250

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Carolina Power & Light Co., 5.15%, 4/1/15(2)	83,000	$93,672
Carolina Power & Light Co., 5.25%, 12/15/15(2)	174,000	201,457
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	59,000	65,891
Dominion Resources, Inc., 6.40%, 6/15/18(2)	120,000	145,569
Dominion Resources, Inc., 4.90%, 8/1/41	40,000	39,565
Duke Energy Corp., 3.95%, 9/15/14(2)	80,000	85,901
Edison International, 3.75%, 9/15/17(2)	90,000	93,488
Energy Future Holdings Corp., 10.875%, 11/1/17(2)	35,000	28,875
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 10.00%, 12/1/20	489,000	495,382
FirstEnergy Solutions Corp., 6.05%, 8/15/21(2)	180,000	197,453
Florida Power Corp., 6.35%, 9/15/37(2)	170,000	209,796
GenOn Energy, Inc., 7.625%, 6/15/14(2)	400,000	406,000
GenOn Energy, Inc., 9.50%, 10/15/18(2)	250,000	251,250
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	47,000	52,970
PG&E Corp., 5.75%, 4/1/14(2)	40,000	44,163
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	31,378
Sempra Energy, 8.90%, 11/15/13(2)	70,000	80,502
Sempra Energy, 6.50%, 6/1/16(2)	80,000	95,226
Southern California Edison Co., 5.625%, 2/1/36(2)	49,000	56,952
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(2)(3)	125,000	106,250

		3,312,990

MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	127,000	129,364
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(2)	250,000	276,436

		405,800

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13(2)	50,000	53,515
Xerox Corp., 4.25%, 2/15/15(2)	130,000	139,990

		193,505

OIL, GAS AND CONSUMABLE FUELS — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	125,000	121,875
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	60,000	67,481
Anadarko Petroleum Corp., 6.45%, 9/15/36(2)	140,000	149,239
Apache Corp., 5.25%, 2/1/42(2)	40,000	43,745
Arch Coal, Inc., 8.75%, 8/1/16(2)	275,000	297,687
Arch Western Finance LLC, 6.75%, 7/1/13(2)	61,000	61,153
Bill Barrett Corp., 9.875%, 7/15/16(2)	325,000	358,312
BP Capital Markets plc, 3.20%, 3/11/16(2)	70,000	73,667
BP Capital Markets plc, 4.50%, 10/1/20(2)	70,000	75,788
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	125,000	134,687
Chesapeake Energy Corp., 6.625%, 8/15/20(2)	300,000	315,000
ConocoPhillips, 5.75%, 2/1/19(2)	160,000	190,872
ConocoPhillips Holding Co., 6.95%, 4/15/29(2)	40,000	51,032
Consol Energy, Inc., 8.00%, 4/1/17(2)	400,000	427,500
Devon Energy Corp., 5.60%, 7/15/41(2)	100,000	107,721
Encore Acquisition Co., 9.50%, 5/1/16(2)	125,000	137,500

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)
	Principal Amount	Value

EOG Resources, Inc., 5.625%, 6/1/19(2)	120,000	$140,145
Hess Corp., 6.00%, 1/15/40(2)	70,000	76,596
Marathon Petroleum Corp., 3.50%, 3/1/16(2)(3)	30,000	31,342
Marathon Petroleum Corp., 5.125%, 3/1/21(2)(3)	90,000	96,160
Nexen, Inc., 5.875%, 3/10/35(2)	50,000	47,353
Peabody Energy Corp., 6.50%, 9/15/20(2)	50,000	51,750
Pemex Project Funding Master Trust, 6.625%, 6/15/35(2)	30,000	33,215
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(2)	70,000	76,211
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	90,000	96,840
Petroleos Mexicanos, 6.00%, 3/5/20(2)	80,000	91,120
Sabine Pass LNG LP, 7.25%, 11/30/13(2)	250,000	248,750
Sabine Pass LNG LP, 7.50%, 11/30/16(2)	400,000	396,000
SandRidge Energy, Inc., 8.75%, 1/15/20(2)	225,000	227,250
Shell International Finance BV, 3.10%, 6/28/15(2)	90,000	95,689
Suncor Energy, Inc., 6.10%, 6/1/18(2)	110,000	127,661
Suncor Energy, Inc., 6.85%, 6/1/39(2)	40,000	46,868
Talisman Energy, Inc., 7.75%, 6/1/19(2)	160,000	201,258
Talisman Energy, Inc., 3.75%, 2/1/21(2)	50,000	49,642
Venoco, Inc., 8.875%, 2/15/19(2)	140,000	126,000

		4,873,109

PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp., 9.50%, 8/1/16(2)	250,000	296,250
Georgia-Pacific LLC, 7.70%, 6/15/15(2)	475,000	546,008
Georgia-Pacific LLC, 7.125%, 1/15/17(2)(3)	175,000	185,440

		1,027,698

PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21(2)	145,000	144,638

PHARMACEUTICALS — 0.2%
Abbott Laboratories, 5.30%, 5/27/40(2)	30,000	32,869
AstraZeneca plc, 5.40%, 9/15/12(2)	180,000	188,976
AstraZeneca plc, 5.90%, 9/15/17(2)	180,000	216,363
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(2)(3)	350,000	359,625
Pfizer, Inc., 7.20%, 3/15/39(2)	100,000	135,306
Roche Holdings, Inc., 6.00%, 3/1/19(2)(3)	50,000	60,322
Roche Holdings, Inc., 7.00%, 3/1/39(2)(3)	90,000	118,044
Sanofi, 4.00%, 3/29/21(2)	55,000	58,362
Valeant Pharmaceuticals International, 6.50%, 7/15/16(2)(3)	300,000	286,500
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	190,000	207,749

		1,664,116

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
HCP, Inc., 3.75%, 2/1/16(2)	40,000	40,418
HCP, Inc., 5.375%, 2/1/21	70,000	71,362
Host Hotels & Resorts LP, Series Q, 6.75%, 6/1/16(2)	300,000	308,250
Kimco Realty Corp., 6.875%, 10/1/19(2)	60,000	68,847
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21(2)(3)	125,000	119,688
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18(2)	500,000	478,750
Simon Property Group LP, 5.10%, 6/15/15(2)	120,000	130,757

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

UDR, Inc., 4.25%, 6/1/18(2)	70,000	$71,223
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(2)	105,000	106,053
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(2)	70,000	67,553
WEA Finance LLC, 4.625%, 5/10/21(2)(3)	140,000	136,474

		1,599,375

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(2)	100,000	114,000
ProLogis LP, 6.625%, 12/1/19(2)	110,000	112,178

		226,178

ROAD AND RAIL†
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20(2)	103,000	103,306
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(2)	40,000	40,000
Union Pacific Corp., 4.75%, 9/15/41	80,000	78,983

		222,289

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17(2)	125,000	129,063
Freescale Semiconductor, Inc., 9.25%, 4/15/18(2)(3)	450,000	475,875

		604,938

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(2)	303,000	348,944
Oracle Corp., 5.375%, 7/15/40(2)(3)	260,000	285,802

		634,746

SPECIALTY RETAIL — 0.3%
Ashtead Capital, Inc., 9.00%, 8/15/16(2)(3)	850,000	867,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(2)	175,000	179,812
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12(2)	176,000	176,880
Hertz Corp. (The), 7.375%, 1/15/21(2)(3)	200,000	192,000
Home Depot, Inc. (The), 5.95%, 4/1/41(2)	50,000	54,824
Michaels Stores, Inc., 11.375%, 11/1/16(2)	250,000	260,625
Petco Animal Supplies, Inc., 9.25%, 12/1/18(2)(3)	225,000	234,000
Rent-A-Center, Inc., 6.625%, 11/15/20(2)	125,000	120,625
RSC Equipment Rental Inc/RSC Holdings III LLC, 9.50%, 12/1/14(2)	365,000	366,825
Stewart Enterprises, Inc., 6.50%, 4/15/19(2)	65,000	63,538
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17	500,000	542,500
United Rentals North America, Inc., 8.375%, 9/15/20(2)	250,000	229,375

		3,288,004

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Gap, Inc. (The), 5.95%, 4/12/21(2)	70,000	66,506
Gymboree Corp., 9.125%, 12/1/18(2)	250,000	217,500
Hanesbrands, Inc., 6.375%, 12/15/20(2)	225,000	223,312
Ltd. Brands, Inc., 6.625%, 4/1/21(2)	300,000	305,250
Phillips-Van Heusen Corp., 7.375%, 5/15/20(2)	500,000	526,250

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Polymer Group, Inc., 7.75%, 2/1/19(2)(3)	300,000	$298,500

		1,637,318

TOBACCO†
Altria Group, Inc., 10.20%, 2/6/39(2)	60,000	87,305
Philip Morris International, Inc., 4.125%, 5/17/21(2)	110,000	116,434

		203,739

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32(2)	80,000	109,925
America Movil SAB de CV, 5.00%, 10/16/19(2)	130,000	141,390
America Movil SAB de CV, 5.00%, 3/30/20(2)	100,000	108,928
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)	270,000	363,096
MetroPCS Wireless, Inc., 7.875%, 9/1/18(2)	250,000	254,687
Nextel Communications, Inc., Series D, 7.375%, 8/1/15(2)	500,000	492,500
Rogers Communications, Inc., 6.25%, 6/15/13(2)	140,000	152,745
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, 2/2/21(2)(3)	120,000	118,500
Vodafone Group plc, 5.625%, 2/27/17(2)	130,000	150,731

		1,892,502

TOTAL CORPORATE BONDS (Cost $78,706,633)		81,832,936

U.S. TREASURY SECURITIES — 5.2%

U.S. Treasury Bonds, 5.50%, 8/15/28(2)	50,000	66,195
U.S. Treasury Bonds, 5.375%, 2/15/31(2)	300,000	394,875
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	1,890,000	2,156,373
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(2)	6,386,891	8,153,268
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(2)	686,530	1,027,810
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(2)	908,567	1,114,557
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(2)	669,981	827,898
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(2)	6,896,632	7,000,619
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(2)	2,936,780	3,004,922
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(2)	8,424,244	9,431,859
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(2)	4,591,777	5,028,354
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(2)	2,353,525	2,459,617
U.S. Treasury Notes, 0.50%, 11/30/12(2)	740,000	743,237
U.S. Treasury Notes, 1.375%, 1/15/13(2)	375,000	381,197
U.S. Treasury Notes, 1.25%, 3/15/14(2)	1,620,000	1,661,257
U.S. Treasury Notes, 2.375%, 8/31/14(2)	2,000,000	2,121,250
U.S. Treasury Notes, 2.00%, 1/31/16(2)	1,000,000	1,053,516
U.S. Treasury Notes, 2.00%, 4/30/16(2)	1,800,000	1,895,341
U.S. Treasury Notes, 3.00%, 8/31/16(2)	2,000,000	2,198,594
U.S. Treasury Notes, 2.625%, 4/30/18(2)	220,000	236,397
U.S. Treasury Notes, 3.625%, 2/15/20(2)	1,500,000	1,703,554

TOTAL U.S. TREASURY SECURITIES (Cost $48,284,566)		52,660,690

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 3.3%

FHLMC, 6.50%, 12/1/12(2)	173	$178
FHLMC, 7.00%, 6/1/14(2)	8,662	9,183
FHLMC, 4.50%, 1/1/19(2)	348,011	373,124
FHLMC, 5.00%, 1/1/21(2)	329,890	359,359
FHLMC, 5.00%, 4/1/21(2)	573,094	620,348
FHLMC, 7.00%, 8/1/29(2)	3,653	4,220
FHLMC, 8.00%, 7/1/30(2)	19,958	23,732
FHLMC, 5.50%, 12/1/33(2)	196,699	216,194
FHLMC, 6.00%, 11/1/38	2,769,786	3,070,790
FHLMC, 6.50%, 7/1/47(2)	40,603	45,325
FNMA, 6.00%, 4/1/14(2)	13,561	14,706
FNMA, 7.50%, 6/1/15(2)	2,108	2,121
FNMA, 5.50%, 12/1/16(2)	63,763	69,276
FNMA, 4.50%, 5/1/19(2)	209,496	224,977
FNMA, 4.50%, 5/1/19(2)	231,881	249,017
FNMA, 5.00%, 9/1/20(2)	159,662	173,051
FNMA, 7.00%, 6/1/26(2)	1,008	1,159
FNMA, 7.50%, 3/1/27(2)	14,835	17,325
FNMA, 7.00%, 1/1/29(2)	7,712	8,902
FNMA, 6.50%, 4/1/29(2)	23,906	27,434
FNMA, 6.50%, 8/1/29(2)	19,640	22,538
FNMA, 6.50%, 12/1/29(2)	38,652	44,356
FNMA, 7.00%, 3/1/30(2)	12,926	14,929
FNMA, 8.00%, 7/1/30(2)	12,616	14,850
FNMA, 7.50%, 9/1/30(2)	5,699	6,674
FNMA, 5.00%, 7/1/31	19,886	21,516
FNMA, 7.00%, 9/1/31(2)	20,693	23,920
FNMA, 6.50%, 1/1/32(2)	15,671	17,905
FNMA, 7.00%, 6/1/32(2)	102,135	117,923
FNMA, 6.50%, 8/1/32(2)	21,813	24,924
FNMA, 6.50%, 11/1/32(2)	173,934	198,299
FNMA, 5.50%, 6/1/33(2)	123,951	136,585
FNMA, 5.50%, 8/1/33(2)	107,646	118,617
FNMA, 5.00%, 11/1/33(2)	1,217,491	1,318,251
FNMA, 4.50%, 9/1/35(2)	936,592	995,665
FNMA, 5.00%, 1/1/36	4,749,503	5,136,637
FNMA, 5.00%, 2/1/36(2)	1,119,229	1,210,458
FNMA, 5.50%, 1/1/37	899,854	990,304
FNMA, 5.50%, 2/1/37(2)	539,188	591,953
FNMA, 6.50%, 8/1/37(2)	408,846	453,149
FNMA, 4.50%, 2/1/39	1,679,104	1,778,976
FNMA, 4.00%, 1/1/41	2,198,029	2,292,017
FNMA, 4.50%, 1/1/41	1,225,301	1,298,372
FNMA, 4.50%, 2/1/41	1,474,711	1,561,273
FNMA, 4.50%, 7/1/41	1,442,773	1,533,322
FNMA, 6.50%, 6/1/47(2)	42,288	46,778
FNMA, 6.50%, 8/1/47(2)	109,910	121,580

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

FNMA, 6.50%, 8/1/47(2)	171,100	$189,266
FNMA, 6.50%, 9/1/47(2)	201,560	222,961
FNMA, 6.50%, 9/1/47(2)	12,283	13,588
FNMA, 6.50%, 9/1/47(2)	110,854	122,624
FNMA, 6.50%, 9/1/47(2)	50,013	55,324
FNMA, 6.50%, 9/1/47(2)	77,768	86,025
GNMA, 7.50%, 10/15/25(2)	2,783	3,254
GNMA, 6.00%, 3/15/26(2)	32,004	36,205
GNMA, 7.00%, 12/15/27(2)	5,833	6,811
GNMA, 6.50%, 2/15/28(2)	5,740	6,628
GNMA, 7.00%, 8/15/29(2)	2,002	2,346
GNMA, 7.50%, 5/15/30(2)	3,621	3,929
GNMA, 7.00%, 5/15/31(2)	35,759	41,952
GNMA, 5.50%, 11/15/32(2)	124,566	139,795
GNMA, 6.50%, 10/15/38(2)	2,023,684	2,306,107
GNMA, 4.00%, 1/20/41	2,449,755	2,598,879
GNMA, 4.50%, 5/20/41	1,489,749	1,614,940
GNMA, 4.50%, 6/15/41	897,497	973,693

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $31,774,052)		34,026,519

U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 0.8%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.6%
FHLMC, 2.875%, 2/9/15(2)	4,500,000	4,835,259
FNMA, 6.625%, 11/15/30(2)	508,000	721,689

		5,556,948

GOVERNMENT-BACKED CORPORATE BONDS(5) — 0.2%
Bank of America Corp., VRN, 0.553%, 10/31/11(2)	700,000	701,990
Citigroup Funding, Inc., VRN, 0.583%, 10/31/11(2)	700,000	701,908
Morgan Stanley, VRN, 0.597%, 9/20/11(2)	700,000	702,582

		2,106,480

TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS (Cost $7,283,439)		7,663,428

COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 0.6%

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.512%, 12/10/42(2)	600,000	603,041
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.115%, 10/10/45(2)	200,000	217,705

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, 5.176%, 10/10/45(2)	200,000	$201,550
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.234%, 9/1/11	160,407	164,995
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.387%, 9/15/11(2)(3)	214,778	194,226
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.979%, 9/1/11(2)	150,000	150,942
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.799%, 9/1/11(2)	250,000	265,723
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.396%, 9/1/11(2)	550,000	587,382
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.761%, 7/10/39(2)	400,000	426,177
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.751%, 7/10/39(2)	450,000	481,239
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.568%, 1/15/31(2)	325,000	342,546
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.367%, 3/15/36(2)	400,000	419,893
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.499%, 9/11/11(2)	200,000	216,055
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.858%, 9/11/11(2)	75,000	74,596
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.843%, 7/15/40(2)	125,000	107,121
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.017%, 9/11/11(2)	250,000	245,987
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.263%, 9/11/11(2)	250,000	255,217
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.882%, 8/13/42(2)	65,249	65,646
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 SEQ, 6.39%, 10/15/35(2)	109,949	110,063
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A3 SEQ, 4.719%, 1/15/41(2)	38,367	38,532
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.502%, 10/15/41(2)	100,000	101,847
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A5, 5.087%, 7/15/42(2)	142,614	143,163
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 9/1/11(2)	650,000	664,402

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,085,464)		6,078,048

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 0.5%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	206,885	$214,208
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	358,356	261,486
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(2)	191,258	195,732
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36(2)	156,628	151,541
Citicorp Mortgage Securities, Inc., Series 2003-6, Class 1A2 SEQ, 4.50%, 5/25/33	38,891	39,222
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.334%, 9/1/11(2)	225,905	214,925
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(2)	224,259	234,355
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.141%, 9/1/11	238,956	246,677
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(2)	238,020	226,221
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33(2)	233,500	247,623
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(2)	249,031	262,422
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	272,391	254,328
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	162,104	163,757
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	139,508	139,153
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.355%, 9/1/11(2)	171,649	165,484
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A6, VRN, 2.757%, 9/1/11(2)	139,276	136,028
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	296,760	288,074
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(2)	184,111	174,965
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.067%, 9/1/11	239,275	232,447

		3,848,648

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)	900,000	999,695

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

FNMA, Series 2003-52, Class KF SEQ, VRN, 0.618%, 9/25/11(2)	43,161	$43,215

		1,042,910

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,913,793)		4,891,558

MUNICIPAL SECURITIES — 0.4%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.939%, 2/15/47(2)	60,000	61,789
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.499%, 2/15/50(2)	50,000	60,763
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.918%, 4/1/40(2)	95,000	116,842
California GO, (Building Bonds), 6.65%, 3/1/22(2)	60,000	71,590
California GO, (Building Bonds), 7.30%, 10/1/39(2)	45,000	52,962
California GO, (Building Bonds), 7.60%, 11/1/40(2)	20,000	24,316
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.53%, 9/1/11 (LOC: Bank of America N.A.)(2)	700,000	700,000
Illinois GO, 5.877%, 3/1/19(2)	145,000	155,655
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	210,000	183,387
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	40,000	41,718
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.596%, 9/1/35(2)	50,000	50,914
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(2)	140,000	172,827
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.716%, 7/1/39(2)	35,000	38,074
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.687%, 11/15/40(2)	75,000	87,009
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.814%, 11/15/40(2)	40,000	47,004
Municipal Electric Auth. of Georgia Rev., Series 2010 J, (Building Bonds), 6.637%, 4/1/57(2)	60,000	61,210
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.414%, 1/1/40(2)	70,000	93,325
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.102%, 1/1/41(2)	30,000	37,945
New York GO, Series 2010 F1, (Building Bonds), 6.271%, 12/1/37(2)	60,000	71,870
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.879%, 12/1/34(2)	80,000	83,033
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.24%, 9/7/11 (LOC: FNMA)(2)	280,000	280,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.834%, 11/15/34(2)	50,000	57,567
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.665%, 5/1/40(2)	135,000	150,133
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.156%, 5/15/36(2)	140,000	154,535
Salt River Agricultural Improvement & Power District Rev., Series 2010 A, (Building Bonds), 4.839%, 1/1/41(2)	70,000	73,487

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(2)	$100,000	$110,534
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.876%, 4/1/32(2)	85,000	97,236
Texas GO, (Building Bonds), 5.517%, 4/1/39(2)	60,000	69,479
Utah Housing Corp. Multifamily Housing Rev., Rev., Series 2004 B, (Tanglewood),VRDN, 0.21%, 9/7/11(2)	400,000	400,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(2)	120,000	126,922

TOTAL MUNICIPAL SECURITIES (Cost $3,512,432)		3,732,126

COMMERCIAL PAPER(6) — 0.2%

Austin, TX, 0.203%, 10/18/11(2)	500,000	499,865
Chicago, IL, 0.304%, 11/2/11	380,000	379,795
Crown Point Capital Co. LLC, 0.254%, 9/9/11(2)(3)	550,000	549,977
Lexington Parker Capital, 0.254%, 10/4/11(2)(3)	450,000	449,879
Salvation Army (The), 0.32%, 10/3/11(2)	400,000	400,000

TOTAL COMMERCIAL PAPER (Cost $2,279,354)		2,279,516

EXCHANGE-TRADED FUNDS — 0.2%

iShares MSCI Emerging Markets Index Fund	39,560	1,690,003
iShares Russell 2000 Index Fund	2,182	158,391
iShares Russell 2000 Value Index Fund	492	31,631
iShares S&P SmallCap 600 Index Fund	665	43,538

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,084,460)		1,923,563

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%

BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(2)	390,000	462,150
Brazilian Government International Bond, 5.625%, 1/7/41(2)	80,000	89,600

		551,750

CANADA†
Hydro-Quebec, 8.40%, 1/15/22(2)	37,000	53,802
Province of Ontario Canada, 5.45%, 4/27/16(2)	100,000	118,705

		172,507

ITALY†
Republic of Italy, 3.125%, 1/26/15(2)	160,000	157,723

MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17(2)	70,000	80,850
United Mexican States, MTN, 5.95%, 3/19/19(2)	200,000	237,500
United Mexican States, 5.125%, 1/15/20(2)	70,000	78,925

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

United Mexican States, 6.05%, 1/11/40(2)	110,000	$126,665

		523,940

POLAND†
Republic of Poland, 5.125%, 4/21/21(2)	170,000	177,225

SOUTH KOREA†
Export-Import Bank of Korea, 3.75%, 10/20/16	100,000	101,585
Korea Development Bank, 3.25%, 3/9/16(2)	80,000	80,447
Korea Development Bank, 4.00%, 9/9/16(2)	70,000	72,477

		254,509

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,699,263)		1,837,654

CONVERTIBLE PREFERRED STOCKS†

INSURANCE†
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	2,520	128,520

LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	229	22,327

MEDIA†
LodgeNet Interactive Corp., 10.00%(3)	18	13,703

REAL ESTATE INVESTMENT TRUSTS (REITS)†
Entertainment Properties Trust, Series E, 9.00%	820	22,550
Lexington Realty Trust, Series C, 6.50%	381	16,067

		38,617

TOBACCO†
Universal Corp., 6.75%	28	28,463

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $259,318)		231,630

PREFERRED STOCKS†

DIVERSIFIED FINANCIAL SERVICES†
Ally Financial, Inc., 7.00%(3)	131	99,687

REAL ESTATE INVESTMENT TRUSTS (REITS)†
DuPont Fabros Technology, Inc., Series A, 7.875%	716	17,972
National Retail Properties, Inc., Series C, 7.375%	1,463	37,028
PS Business Parks, Inc., Series O, 7.375%	549	13,972

		68,972

TOTAL PREFERRED STOCKS (Cost $193,293)		168,659

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)
	Shares	Value

TEMPORARY CASH INVESTMENTS — 1.6%

SSgA U.S. Government Money Market Fund (Cost $16,341,224)	16,341,224	16,341,224

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $896,146,836)		1,020,642,785

OTHER ASSETS AND LIABILITIES — (0.1)%		(817,795)

TOTAL NET ASSETS — 100.0%		$1,019,824,990

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

33,111	CAD for USD	UBS AG	9/30/11	$33,789	$(62)
9,436	EUR for USD	UBS AG	9/30/11	13,550	(137)

				$47,339	$(199)

(Value on Settlement Date $47,537)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

992,053	CAD for USD	UBS AG	9/30/11	$1,012,339	$(6,873)
423,793	EUR for USD	UBS AG	9/30/11	608,565	(329)
374,744	EUR for USD	UBS AG	9/30/11	538,131	(290)
1,639,307	GBP for USD	Credit Suisse Securities	9/30/11	2,660,258	7,157

				$4,819,293	$(335)

(Value on Settlement Date $4,818,958)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

31	S&P 500 E-Mini	September 2011	$1,887,435	$(67,466)
7	U.S. Long Bond	December 2011	952,219	(4,555)

			$2,839,654	$(72,021)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

23	U.S. Treasury 2-Year Notes	December 2011	$5,071,500	$308

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value

Bank of America N.A./CDX North America Investment Grade 16 Index
	$3,500,000	Buy	1.00%	6/20/16	$(4,844)	$29,197	$24,353

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CDX	-	Credit Derivative Indexes
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MSCI	-	Morgan Stanley Capital International
MTN	-	Medium Term Note
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $7,936,000.
(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $14,858,502, which represented 1.5% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.
(5)
The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(6)	The rate indicated is the yield to maturity at purchase.

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$583,307,923	—	—
Foreign Common Stocks	40,856,598	$182,810,713	—
Corporate Bonds	—	81,832,936	—
U.S. Treasury Securities	—	52,660,690	—
U.S. Government Agency Mortgage-Backed Securities	—	34,026,519	—
U.S. Government Agency Securities and Equivalents	—	7,663,428	—
Commercial Mortgage-Backed Securities	—	6,078,048	—
Collateralized Mortgage Obligations	—	4,891,558	—
Municipal Securities	—	3,732,126	—
Commercial Paper	—	2,279,516	—
Exchange-Traded Funds	1,923,563	—	—
Sovereign Governments and Agencies	—	1,837,654	—
Convertible Preferred Stocks	—	231,630	—
Preferred Stocks	—	168,659	—
Temporary Cash Investments	16,341,224	—	—

Total Value of Investment Securities	$642,429,308	$378,213,477	—

Other Financial Instruments
Swap Agreements	—	$29,197	—
Forward Foreign Currency Exchange Contracts	—	(534)	—
Futures Contracts	$(71,713)	—	—

Total Unrealized Gain (Loss) on Other Financial Instruments	$(71,713)	$28,663	—

3. Federal Tax Information

As of August 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$921,428,749
Gross tax appreciation of investments	$126,345,686
Gross tax depreciation of investments	(27,131,650)
Net tax appreciation (depreciation) of investments	$99,214,036

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Conservative Fund

August 31, 2011

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 46.1%

AEROSPACE AND DEFENSE — 1.2%
AAR Corp.	275	$6,487
Alliant Techsystems, Inc.	724	45,952
American Science & Engineering, Inc.	375	25,290
BE Aerospace, Inc.(1)	14,400	501,552
Ceradyne, Inc.(1)	275	8,624
Curtiss-Wright Corp.	1,897	58,409
Esterline Technologies Corp.(1)	117	8,809
European Aeronautic Defence and Space Co. NV	10,680	338,824
General Dynamics Corp.	7,077	453,494
Goodrich Corp.	1,881	167,748
Honeywell International, Inc.	7,484	357,810
Huntington Ingalls Industries, Inc.(1)	5,197	155,598
ITT Corp.	10,648	504,076
Lockheed Martin Corp.	3,000	222,570
Moog, Inc., Class A(1)	261	10,409
National Presto Industries, Inc.	220	21,340
Northrop Grumman Corp.	9,919	541,776
Raytheon Co.	7,500	324,225
Safran SA	12,080	468,963
Teledyne Technologies, Inc.(1)	179	9,772
Textron, Inc.	4,798	80,942
TransDigm Group, Inc.(1)	6,400	587,904
Triumph Group, Inc.	1,241	65,004
United Technologies Corp.	14,884	1,105,137
Zodiac Aerospace	3,430	276,317

		6,347,032

AIR FREIGHT AND LOGISTICS — 0.2%
Forward Air Corp.	285	8,097
United Parcel Service, Inc., Class B	14,041	946,223

		954,320

AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	150	8,659
Allegiant Travel Co.(1)	138	6,479
JetBlue Airways Corp.(1)	1,636	7,117
Southwest Airlines Co.	70,593	608,512

		630,767

AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc.(1)	4,212	39,382
Amerigon, Inc.(1)	329	4,399
Autoliv, Inc.	3,395	189,509
BorgWarner, Inc.(1)	8,977	640,868
Cooper Tire & Rubber Co.	1,028	12,470
Dana Holding Corp.(1)	525	6,694
Pirelli & C SpA	41,910	350,988
Standard Motor Products, Inc.	672	8,850

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Tenneco, Inc.(1)	570	$18,702
TRW Automotive Holdings Corp.(1)	7,347	306,296

		1,578,158

AUTOMOBILES — 0.4%
Bayerische Motoren Werke AG	5,630	455,731
Ford Motor Co.(1)	64,686	719,308
Harley-Davidson, Inc.	10,217	394,989
Nissan Motor Co. Ltd.	57,300	521,590
Thor Industries, Inc.	5,700	126,711

		2,218,329

BEVERAGES — 0.8%
Anheuser-Busch InBev NV	6,380	352,390
Coca-Cola Co. (The)	15,207	1,071,333
Coca-Cola Enterprises, Inc.	14,087	389,083
Constellation Brands, Inc., Class A(1)	18,395	363,669
Dr Pepper Snapple Group, Inc.	19,907	766,021
Hansen Natural Corp.(1)	1,559	133,014
PepsiCo, Inc.	17,082	1,100,593
Pernod-Ricard SA	2,921	262,251
Primo Water Corp.(1)	1,826	12,910

		4,451,264

BIOTECHNOLOGY — 0.8%
Acorda Therapeutics, Inc.(1)	312	8,128
Alexion Pharmaceuticals, Inc.(1)	11,654	675,291
Alkermes, Inc.(1)	755	13,092
Amgen, Inc.	28,417	1,574,444
ARIAD Pharmaceuticals, Inc.(1)	1,113	10,952
Biogen Idec, Inc.(1)	5,448	513,202
Cepheid, Inc.(1)	518	18,783
Cubist Pharmaceuticals, Inc.(1)	2,182	75,693
Exelixis, Inc.(1)	1,027	7,682
Gilead Sciences, Inc.(1)	16,406	654,353
Grifols SA(1)	11,790	242,698
Human Genome Sciences, Inc.(1)	2,340	30,116
ImmunoGen, Inc.(1)	461	5,006
Incyte Corp. Ltd.(1)	744	11,956
InterMune, Inc.(1)	198	5,326
Ironwood Pharmaceuticals, Inc.(1)	425	5,414
Isis Pharmaceuticals, Inc.(1)	861	6,449
Momenta Pharmaceuticals, Inc.(1)	400	6,768
NPS Pharmaceuticals, Inc.(1)	698	5,207
Onyx Pharmaceuticals, Inc.(1)	522	17,764
PDL BioPharma, Inc.	1,061	6,483
Seattle Genetics, Inc.(1)	794	13,808
Theravance, Inc.(1)	498	9,462
United Therapeutics Corp.(1)	2,370	102,265

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Vertex Pharmaceuticals, Inc.(1)	3,200	$144,864

		4,165,206

BUILDING PRODUCTS†
Apogee Enterprises, Inc.	475	4,460
Simpson Manufacturing Co., Inc.	215	6,113

		10,573

CAPITAL MARKETS — 1.0%
Affiliated Managers Group, Inc.(1)	2,614	227,836
American Capital Ltd.(1)	22,100	192,491
Ameriprise Financial, Inc.	9,500	434,150
Apollo Investment Corp.	3,434	31,215
Ares Capital Corp.	350	5,324
Artio Global Investors, Inc.	1,110	10,090
Bank of New York Mellon Corp. (The)	46,366	958,385
BGC Partners, Inc., Class A	625	4,106
BlackRock Kelso Capital Corp.	1,033	9,059
BlackRock, Inc.	1,381	227,520
Calamos Asset Management, Inc., Class A	110	1,297
Fifth Street Finance Corp.	795	7,878
Franklin Resources, Inc.	1,845	221,252
Goldman Sachs Group, Inc. (The)	7,600	883,272
Hercules Technology Growth Capital, Inc.	1,518	14,421
HFF, Inc., Class A(1)	1,703	20,130
Knight Capital Group, Inc., Class A(1)	646	8,340
Legg Mason, Inc.	6,564	186,877
MCG Capital Corp.	1,862	8,826
Morgan Stanley	23,700	414,750
Northern Trust Corp.	23,396	899,108
PennantPark Investment Corp.	1,316	13,476
Piper Jaffray Cos.(1)	124	2,955
Prospect Capital Corp.	803	7,050
State Street Corp.	4,226	150,108
T. Rowe Price Group, Inc.	4,600	246,008
Triangle Capital Corp.	1,155	19,346
UBS AG(1)	28,430	411,712
Waddell & Reed Financial, Inc.	484	15,111
WisdomTree Investments, Inc.(1)	1,435	12,958

		5,645,051

CHEMICALS — 0.9%
A. Schulman, Inc.	245	4,469
Air Liquide SA	2,846	370,071
Albemarle Corp.	6,400	324,544
Arch Chemicals, Inc.	122	5,725
Balchem Corp.	481	19,865
BASF SE	1,540	109,881
CF Industries Holdings, Inc.	382	69,837
Christian Hansen Holding A/S	10,240	233,589
E.I. du Pont de Nemours & Co.	12,947	624,952

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Eastman Chemical Co.	2,779	$229,907
Ferro Corp.(1)	747	6,252
Flotek Industries, Inc.(1)	1,322	9,161
Georgia Gulf Corp.(1)	248	5,255
H.B. Fuller Co.	990	21,948
Hawkins, Inc.	192	6,960
International Flavors & Fragrances, Inc.	5,400	313,308
Intrepid Potash, Inc.(1)	611	20,908
LyondellBasell Industries NV, Class A	5,191	179,868
Minerals Technologies, Inc.	3,449	200,077
Monsanto Co.	9,701	668,690
NewMarket Corp.	110	18,445
Novozymes A/S B Shares	560	82,013
Olin Corp.	8,563	170,746
OM Group, Inc.(1)	634	20,053
PPG Industries, Inc.	4,835	370,313
Rockwood Holdings, Inc.(1)	6,433	328,083
Sensient Technologies Corp.	222	8,070
Solutia, Inc.(1)	892	15,503
Syngenta AG(1)	580	184,613
TPC Group, Inc.(1)	360	11,484
Umicore SA	3,500	169,385
Yara International ASA	3,890	214,506

		5,018,481

COMMERCIAL BANKS — 1.7%
American National Bankshares, Inc.	484	8,954
Associated Banc-Corp.	925	10,175
Banco Bilbao Vizcaya Argentaria SA	37,913	345,180
Banco Latinoamericano de Comercio Exterior SA E Shares	998	16,677
BancorpSouth, Inc.	55	621
Barclays plc	39,579	109,704
BNP Paribas	5,082	261,862
BOK Financial Corp.	559	27,503
Boston Private Financial Holdings, Inc.	1,798	11,202
Bryn Mawr Bank Corp.	384	7,300
Cathay General Bancorp.	959	12,294
Comerica, Inc.	18,646	477,151
Commerce Bancshares, Inc.	10,195	403,416
Commonwealth Bank of Australia	5,090	262,363
Community Bank System, Inc.	296	7,409
Cullen/Frost Bankers, Inc.	2,229	113,657
CVB Financial Corp.	693	6,043
DBS Group Holdings Ltd.	23,000	253,052
Erste Group Bank AG	2,946	107,279
F.N.B. Corp.	1,006	9,024
First Commonwealth Financial Corp.	134	603
First Horizon National Corp.	6,467	45,528
First Interstate Bancsystem, Inc.	595	7,253
First Midwest Bancorp., Inc.	716	6,286

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

FirstMerit Corp.	1,669	$20,796
Fulton Financial Corp.	2,547	23,356
Heritage Financial Corp.	988	11,530
Home Bancshares, Inc.	882	20,709
HSBC Holdings plc	71,598	623,664
IBERIABANK Corp.	222	10,687
Lakeland Financial Corp.	591	12,872
M&T Bank Corp.	362	27,537
MB Financial, Inc.	263	4,287
National Bankshares, Inc.	363	9,405
Old National Bancorp.	1,232	12,086
Pacific Continental Corp.	897	7,391
Park Sterling Corp.(1)	2,110	8,693
Pinnacle Financial Partners, Inc.(1)	1,242	15,749
PNC Financial Services Group, Inc.	14,804	742,273
Sandy Spring Bancorp, Inc.	328	5,363
Signature Bank(1)	478	26,582
Standard Chartered plc	12,126	275,578
Sumitomo Mitsui Financial Group, Inc.	9,300	273,887
SunTrust Banks, Inc.	8,874	176,593
SVB Financial Group(1)	153	7,050
Swedbank AB A Shares	20,220	278,198
TCF Financial Corp.	965	10,075
Texas Capital Bancshares, Inc.(1)	896	23,000
Trico Bancshares	742	10,039
Trustmark Corp.	650	13,975
U.S. Bancorp.	46,739	1,084,812
Umpqua Holdings Corp.	932	9,106
UniCredit SpA	159,640	216,137
United Bankshares, Inc.	423	9,505
Washington Banking Co.	585	6,493
Webster Financial Corp.	322	5,828
Wells Fargo & Co.	107,873	2,815,485
West Coast Bancorp.(1)	599	8,865
Westamerica Bancorp.	2,496	105,855
Wintrust Financial Corp.	559	17,653

		9,441,650

COMMERCIAL SERVICES AND SUPPLIES — 0.4%
Aggreko plc	6,432	202,452
Avery Dennison Corp.	8,300	241,613
Brink's Co. (The)	459	11,796
Deluxe Corp.	545	12,061
G&K Services, Inc., Class A	585	16,509
Metalico, Inc.(1)	2,187	9,688
Pitney Bowes, Inc.	5,375	109,166
Republic Services, Inc.	37,893	1,150,432
Steelcase, Inc., Class A	1,850	15,318
Stericycle, Inc.(1)	4,900	429,779
SYKES Enterprises, Inc.(1)	1,296	20,282

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Team, Inc.(1)	390	$9,727
US Ecology, Inc.	986	18,034
Waste Management, Inc.	3,898	128,790

		2,375,647

COMMUNICATIONS EQUIPMENT — 0.6%
Acme Packet, Inc.(1)	248	11,678
Aruba Networks, Inc.(1)	4,500	95,985
Bel Fuse, Inc., Class B	598	10,369
Blue Coat Systems, Inc.(1)	435	6,386
Cisco Systems, Inc.	108,074	1,694,600
Emulex Corp.(1)	25,027	172,436
Harris Corp.	4,600	185,610
Motorola Solutions, Inc.(1)	4,612	194,119
Netgear, Inc.(1)	700	19,467
Oplink Communications, Inc.(1)	382	6,315
Polycom, Inc.(1)	14,586	347,147
QUALCOMM, Inc.	9,567	492,318
Riverbed Technology, Inc.(1)	3,121	77,339
ShoreTel, Inc.(1)	243	1,696
Sycamore Networks, Inc.	612	10,520
Telefonaktiebolaget LM Ericsson B Shares	15,170	171,160
Tellabs, Inc.	2,396	9,776

		3,506,921

COMPUTERS AND PERIPHERALS — 1.0%
Apple, Inc.(1)	8,205	3,157,530
Dell, Inc.(1)	41,583	618,131
Electronics for Imaging, Inc.(1)	455	6,466
EMC Corp.(1)	13,163	297,352
Hewlett-Packard Co.	37,200	968,316
Lexmark International, Inc., Class A(1)	5,847	186,870
NetApp, Inc.(1)	4,366	164,249
QLogic Corp.(1)	1,754	24,503
Synaptics, Inc.(1)	119	2,907
USA Technologies, Inc.(1)	3,646	7,110
Western Digital Corp.(1)	10,600	312,594

		5,746,028

CONSTRUCTION AND ENGINEERING — 0.2%
Comfort Systems USA, Inc.	523	5,000
EMCOR Group, Inc.(1)	543	12,440
Fluor Corp.	6,374	387,029
Granite Construction, Inc.	2,603	53,960
JGC Corp.	4,000	112,681
KBR, Inc.	9,101	273,485
Pike Electric Corp.(1)	1,504	12,694
URS Corp.(1)	1,511	52,991

		910,280

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

CONSTRUCTION MATERIALS†
CRH plc	6,550	$116,955
Martin Marietta Materials, Inc.	1,438	101,853

		218,808

CONSUMER FINANCE — 0.4%
American Express Co.	17,574	873,604
Capital One Financial Corp.	7,379	339,803
Cash America International, Inc.	4,480	250,342
Discover Financial Services	17,700	445,332
EZCORP, Inc., Class A(1)	1,188	39,857
World Acceptance Corp.(1)	641	41,761

		1,990,699

CONTAINERS AND PACKAGING — 0.2%
Bemis Co., Inc.	17,402	540,506
Crown Holdings, Inc.(1)	11,300	400,811
Sonoco Products Co.	616	19,460

		960,777

DISTRIBUTORS†
Core-Mark Holding Co., Inc.(1)	179	6,358
Li & Fung Ltd.	114,000	205,573

		211,931

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc., Class A(1)	1,962	91,871
Career Education Corp.(1)	115	1,952
ITT Educational Services, Inc.(1)	5,167	372,851
K12, Inc.(1)	93	2,500
Regis Corp.	109	1,610
Sotheby's	650	24,186
Steiner Leisure, Ltd.(1)	542	21,620
Weight Watchers International, Inc.	3,993	241,656

		758,246

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Bank of America Corp.	65,963	538,918
Citigroup, Inc.	38,982	1,210,391
Compass Diversified Holdings	869	11,923
JPMorgan Chase & Co.	62,169	2,335,067
MarketAxess Holdings, Inc.	948	27,947
ORIX Corp.	4,540	409,116

		4,533,362

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
8x8, Inc.(1)	2,454	10,626
AT&T, Inc.	108,421	3,087,830
Atlantic Tele-Network, Inc.	359	11,919
CenturyLink, Inc.	32,148	1,162,150

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Premiere Global Services, Inc.(1)	1,659	$13,869
Telenet Group Holding NV(1)	6,260	253,903
Telenor ASA	25,410	424,901
tw telecom, Inc.(1)	9,600	185,184
Verizon Communications, Inc.	51,336	1,856,823
Vonage Holdings Corp.(1)	967	3,501
Windstream Corp.	12,314	156,388

		7,167,094

ELECTRIC UTILITIES — 0.8%
American Electric Power Co., Inc.	24,899	961,848
El Paso Electric Co.	544	18,817
Empire District Electric Co. (The)	14,554	301,996
Entergy Corp.	6,061	395,238
Exelon Corp.	7,200	310,464
Great Plains Energy, Inc.	14,826	289,848
IDACORP, Inc.	3,043	116,243
MGE Energy, Inc.	190	8,009
Northeast Utilities	7,859	272,707
NV Energy, Inc.	35,361	527,586
Portland General Electric Co.	6,953	167,706
PPL Corp.	19,600	566,048
Unitil Corp.	289	7,557
Westar Energy, Inc.	21,013	559,997

		4,504,064

ELECTRICAL EQUIPMENT — 0.4%
ABB Ltd.(1)	12,790	274,258
Brady Corp., Class A	7,092	195,030
Emerson Electric Co.	5,440	253,232
Encore Wire Corp.	1,293	28,976
Franklin Electric Co., Inc.	263	11,285
Hubbell, Inc., Class B	5,328	315,045
LSI Industries, Inc.	905	6,670
Polypore International, Inc.(1)	5,759	355,157
Rockwell Automation, Inc.	3,613	231,702
Schneider Electric SA	620	82,918
Thomas & Betts Corp.(1)	12,163	531,280

		2,285,553

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Anixter International, Inc.	102	6,019
Benchmark Electronics, Inc.(1)	816	11,057
Cognex Corp.	1,251	40,032
Coherent, Inc.(1)	180	7,958
Electro Scientific Industries, Inc.(1)	339	5,126
FARO Technologies, Inc.(1)	112	4,253
IPG Photonics Corp.(1)	2,200	127,556
Jabil Circuit, Inc.	5,592	94,225

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

KEMET Corp.(1)	1,541	$14,208
Littelfuse, Inc.	855	39,663
Measurement Specialties, Inc.(1)	137	4,279
Methode Electronics, Inc.	792	7,738
Molex, Inc.	811	17,720
Molex, Inc., Class A	16,211	299,579
MTS Systems Corp.	215	7,766
Murata Manufacturing Co. Ltd.	6,000	365,156
Park Electrochemical Corp.	542	13,414
Plexus Corp.(1)	1,207	32,082
Tech Data Corp.(1)	339	15,960
Trimble Navigation Ltd.(1)	3,700	137,418
Vishay Intertechnology, Inc.(1)	24,149	275,299

		1,526,508

ENERGY EQUIPMENT AND SERVICES — 1.0%
Atwood Oceanics, Inc.(1)	3,400	143,106
Basic Energy Services, Inc.(1)	1,732	37,862
Bristow Group, Inc.	243	10,687
Cal Dive International, Inc.(1)	2,146	6,245
CARBO Ceramics, Inc.	1,300	208,195
Complete Production Services, Inc.(1)	1,496	43,474
Core Laboratories NV	3,063	341,770
Diamond Offshore Drilling, Inc.	1,699	108,277
Halliburton Co.	9,794	434,560
Helix Energy Solutions Group, Inc.(1)	11,491	194,083
Hornbeck Offshore Services, Inc.(1)	401	9,776
Key Energy Services, Inc.(1)	248	3,569
Matrix Service Co.(1)	636	6,913
Mitcham Industries, Inc.(1)	658	11,061
National Oilwell Varco, Inc.	11,200	740,544
Newpark Resources, Inc.(1)	1,240	10,267
Oil States International, Inc.(1)	2,100	138,768
Pioneer Drilling Co.(1)	3,741	47,286
Saipem SpA	12,058	541,465
Schlumberger Ltd.	11,807	922,363
SEACOR Holdings, Inc.	3,691	327,539
Seadrill Ltd.	6,420	208,126
Technip SA	3,800	370,973
Tetra Technologies, Inc.(1)	1,672	17,138
Tidewater, Inc.	122	6,539
Transocean Ltd.	5,500	308,110
Unit Corp.(1)	139	6,629

		5,205,325

FOOD AND STAPLES RETAILING — 1.1%
Andersons, Inc. (The)	963	38,722
Casey's General Stores, Inc.	414	18,630
Costco Wholesale Corp.	4,389	344,712
CVS Caremark Corp.	36,341	1,305,005
Jeronimo Martins SGPS SA	17,210	321,388

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Kroger Co. (The)	16,000	$376,960
Pantry, Inc. (The)(1)	820	10,250
PriceSmart, Inc.	1,071	70,108
Ruddick Corp.	150	6,134
Spartan Stores, Inc.	607	9,797
SYSCO Corp.	29,958	836,727
Village Super Market, Inc., Class A	335	8,385
Wal-Mart Stores, Inc.	12,874	685,026
Walgreen Co.	21,263	748,670
Weis Markets, Inc.	603	23,577
Wesfarmers Ltd.	6,288	206,688
Whole Foods Market, Inc.	12,300	812,169
Winn-Dixie Stores, Inc.(1)	3,425	26,407
WM Morrison Supermarkets plc	43,130	202,337

		6,051,692

FOOD PRODUCTS — 1.0%
B&G Foods, Inc.	1,063	19,357
Danone SA	6,982	477,060
Darling International, Inc.(1)	953	16,058
Dole Food Co., Inc.(1)	538	6,063
Farmer Bros. Co.	337	1,911
General Mills, Inc.	10,273	389,449
Green Mountain Coffee Roasters, Inc.(1)	2,700	282,798
H.J. Heinz Co.	7,009	368,954
Hershey Co. (The)	9,859	578,230
J&J Snack Foods Corp.	276	13,968
J.M. Smucker Co. (The)	1,900	136,971
Kellogg Co.	9,722	528,099
Kraft Foods, Inc., Class A	11,300	395,726
Mead Johnson Nutrition Co.	6,733	479,726
Nestle SA	8,570	530,780
Omega Protein Corp.(1)	921	11,126
Ralcorp Holdings, Inc.(1)	5,838	505,396
Sanderson Farms, Inc.	71	2,783
Seneca Foods Corp., Class A(1)	133	3,114
Smithfield Foods, Inc.(1)	16,565	363,105
Snyders-Lance, Inc.	289	6,436
TreeHouse Foods, Inc.(1)	246	13,476
Tyson Foods, Inc., Class A	14,108	246,467
Unilever NV CVA	9,040	306,014

		5,683,067

GAS UTILITIES — 0.1%
AGL Resources, Inc.	5,809	240,609
Atmos Energy Corp.	397	13,315
Chesapeake Utilities Corp.	409	16,683
Oneok, Inc.	1,900	134,710
WGL Holdings, Inc.	1,424	58,897

		464,214

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.1%
Abaxis, Inc.(1)	208	$5,173
Align Technology, Inc.(1)	515	9,836
Arthrocare Corp.(1)	247	8,010
Baxter International, Inc.	551	30,845
Becton Dickinson and Co.	1,550	126,139
Boston Scientific Corp.(1)	51,014	345,875
C.R. Bard, Inc.	3,100	295,306
CareFusion Corp.(1)	16,498	422,514
Cie Generale d'Optique Essilor International SA	2,810	215,472
Cooper Cos., Inc. (The)	5,149	387,565
Covidien plc	9,054	472,438
Cutera, Inc.(1)	868	6,849
Cyberonics, Inc.(1)	231	6,517
DENTSPLY International, Inc.	3,322	116,934
DexCom, Inc.(1)	551	6,629
Edwards Lifesciences Corp.(1)	1,662	125,398
Haemonetics Corp.(1)	222	13,877
HeartWare International, Inc.(1)	100	6,281
Hill-Rom Holdings, Inc.	598	18,119
Hologic, Inc.(1)	6,325	105,248
ICU Medical, Inc.(1)	309	12,731
IDEXX Laboratories, Inc.(1)	2,042	162,911
Insulet Corp.(1)	397	6,940
Integra LifeSciences Holdings Corp.(1)	180	7,178
Intuitive Surgical, Inc.(1)	374	142,625
Kinetic Concepts, Inc.(1)	588	39,714
MAKO Surgical Corp.(1)	5,166	185,459
Masimo Corp.	422	10,411
Medtronic, Inc.	15,700	550,599
Meridian Bioscience, Inc.	328	6,068
Mettler-Toledo International, Inc.(1)	2,000	318,540
Neogen Corp.(1)	194	6,736
NuVasive, Inc.(1)	337	8,166
NxStage Medical, Inc.(1)	391	7,190
Olympus Corp.	6,200	179,595
Orthofix International NV(1)	158	5,791
St. Jude Medical, Inc.	4,991	227,290
STERIS Corp.	486	15,639
Utah Medical Products, Inc.	341	9,084
Volcano Corp.(1)	422	12,639
West Pharmaceutical Services, Inc.	145	5,817
Young Innovations, Inc.	1,407	38,566
Zimmer Holdings, Inc.(1)	20,884	1,188,091
Zoll Medical Corp.(1)	183	8,176

		5,880,981

HEALTH CARE PROVIDERS AND SERVICES — 0.9%
Accretive Health, Inc.(1)	342	9,179
Aetna, Inc.	8,700	348,261

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Air Methods Corp.(1)	95	$6,322
Alliance HealthCare Services, Inc.(1)	599	952
AMERIGROUP Corp.(1)	156	7,717
Amsurg Corp.(1)	398	9,007
Assisted Living Concepts, Inc., Class A	358	4,808
Bio-Reference Labs, Inc.(1)	212	4,291
Catalyst Health Solutions, Inc.(1)	3,000	161,160
Centene Corp.(1)	576	18,369
Chemed Corp.	379	22,001
CIGNA Corp.	5,074	237,159
ExamWorks Group, Inc.(1)	243	3,652
Express Scripts, Inc.(1)	8,883	416,968
Fresenius Medical Care AG & Co. KGaA	6,867	467,279
HealthSouth Corp.(1)	702	15,016
Healthspring, Inc.(1)	575	22,448
HMS Holdings Corp.(1)	686	17,994
Humana, Inc.	7,358	571,275
IPC The Hospitalist Co., Inc.(1)	132	5,293
Landauer, Inc.	75	3,867
LifePoint Hospitals, Inc.(1)	15,504	568,997
Lincare Holdings, Inc.	774	16,664
Magellan Health Services, Inc.(1)	1,340	66,826
MWI Veterinary Supply, Inc.(1)	100	7,400
National Healthcare Corp.	422	14,529
Owens & Minor, Inc.	1,138	33,503
Patterson Cos., Inc.	11,708	342,108
PSS World Medical, Inc.(1)	462	10,894
Quest Diagnostics, Inc.	4,800	240,336
Select Medical Holdings Corp.(1)	9,358	67,845
U.S. Physical Therapy, Inc.	192	3,813
UnitedHealth Group, Inc.	14,379	683,290
VCA Antech, Inc.(1)	1,005	18,603
WellCare Health Plans, Inc.(1)	8,273	379,152
WellPoint, Inc.	5,500	348,150

		5,155,128

HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc.(1)	284	16,472
Computer Programs & Systems, Inc.	94	6,657
MedAssets, Inc.(1)	333	3,806
Quality Systems, Inc.	154	14,171
SXC Health Solutions Corp.(1)	11,600	634,404

		675,510

HOTELS, RESTAURANTS AND LEISURE — 0.7%
Accor SA	3,794	136,525
Ameristar Casinos, Inc.	585	10,922
Bally Technologies, Inc.(1)	518	16,255
Bob Evans Farms, Inc.	401	12,736
Brinker International, Inc.	2,820	63,676
Carnival plc	5,522	180,084

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

CEC Entertainment, Inc.	13,020	$404,401
Cedar Fair LP	623	12,522
Chipotle Mexican Grill, Inc.(1)	1,906	597,283
Compass Group plc	19,210	171,822
Darden Restaurants, Inc.	1,277	61,424
Genting Singapore plc(1)	58,000	80,188
International Speedway Corp., Class A	5,384	135,461
Jack in the Box, Inc.(1)	1,028	21,352
McDonald's Corp.	7,686	695,276
Panera Bread Co., Class A(1)	2,100	241,815
Papa John's International, Inc.(1)	696	20,706
Penn National Gaming, Inc.(1)	1,668	66,403
Ruby Tuesday, Inc.(1)	462	3,848
Ruth's Hospitality Group, Inc.(1)	1,858	9,829
Speedway Motorsports, Inc.	5,278	70,672
Starbucks Corp.	9,549	368,782
Starwood Hotels & Resorts Worldwide, Inc.	5,168	230,286
Vail Resorts, Inc.	270	10,916
Whitbread plc	6,340	154,993
WMS Industries, Inc.(1)	978	21,340
Wyndham Worldwide Corp.	2,400	77,952

		3,877,469

HOUSEHOLD DURABLES — 0.2%
CSS Industries, Inc.	513	9,106
Helen of Troy Ltd.(1)	172	5,163
M.D.C. Holdings, Inc.	300	5,868
Skullcandy, Inc.(1)	86	1,422
Tempur-Pedic International, Inc.(1)	9,680	563,763
Whirlpool Corp.	7,362	461,524
Zagg, Inc.(1)	1,057	15,887

		1,062,733

HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	10,556	459,608
Clorox Co.	4,051	282,355
Colgate-Palmolive Co.	4,377	393,799
Kimberly-Clark Corp.	8,415	581,981
Procter & Gamble Co. (The)	37,333	2,377,365
Reckitt Benckiser Group plc	9,247	491,599
Unicharm Corp.	8,100	382,944

		4,969,651

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS†
AES Corp. (The)(1)	14,962	162,487

INDUSTRIAL CONGLOMERATES — 0.9%
General Electric Co.	188,907	3,081,073
Koninklijke Philips Electronics NV	29,176	617,354
Raven Industries, Inc.	815	44,279

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Siemens AG	3,710	$383,079
Tredegar Corp.	506	8,470
Tyco International Ltd.	18,875	784,823

		4,919,078

INSURANCE — 2.3%
ACE Ltd.	10,915	704,891
Admiral Group plc	12,027	266,495
AIA Group Ltd.	71,600	251,515
Allianz SE	2,240	230,810
Allied World Assurance Co. Holdings Ltd.	4,044	209,884
Allstate Corp. (The)	32,146	843,190
Alterra Capital Holdings Ltd.	789	16,096
American Equity Investment Life Holding Co.	660	6,666
American Financial Group, Inc.	8,587	285,775
American International Group, Inc.(1)	10,400	263,432
AMERISAFE, Inc.(1)	970	19,138
Amtrust Financial Services, Inc.	1,432	34,640
Aon Corp.	6,902	322,530
Arthur J. Gallagher & Co.	8,302	234,199
Aspen Insurance Holdings Ltd.	1,311	31,477
Baldwin & Lyons, Inc., Class B	515	11,727
Berkshire Hathaway, Inc., Class B(1)	9,701	708,173
Chubb Corp. (The)	16,314	1,009,673
Hanover Insurance Group, Inc. (The)	290	10,301
HCC Insurance Holdings, Inc.	18,729	547,636
Hiscox Ltd.	34,370	198,288
Horace Mann Educators Corp.	153	2,038
Loews Corp.	14,500	545,490
Marsh & McLennan Cos., Inc.	16,272	483,604
MetLife, Inc.	25,700	863,520
Platinum Underwriters Holdings Ltd.	478	15,057
Primerica, Inc.	7,808	162,641
Principal Financial Group, Inc.	30,480	772,973
ProAssurance Corp.(1)	200	14,512
Progressive Corp. (The)	10,590	203,116
Prudential Financial, Inc.	10,233	513,799
RLI Corp.	337	21,305
Symetra Financial Corp.	12,892	138,202
Torchmark Corp.	12,149	464,213
Transatlantic Holdings, Inc.	10,436	528,375
Travelers Cos., Inc. (The)	22,668	1,143,827
United Fire & Casualty Co.	537	9,725
Unum Group	12,350	290,719

		12,379,652

INTERNET AND CATALOG RETAIL — 0.5%
Amazon.com, Inc.(1)	1,928	415,079
Expedia, Inc.	2,053	62,226
Netflix, Inc.(1)	3,735	877,762
priceline.com, Inc.(1)	1,296	696,289

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Rakuten, Inc.	500	$563,537
Shutterfly, Inc.(1)	113	6,064

		2,620,957

INTERNET SOFTWARE AND SERVICES — 0.4%
Ancestry.com, Inc.(1)	2,430	86,775
Dice Holdings, Inc.(1)	2,440	24,619
Google, Inc. Class A(1)	2,505	1,355,105
Internap Network Services Corp.(1)	166	860
j2 Global Communications, Inc.	696	22,237
Keynote Systems, Inc.	2,062	49,550
KIT Digital, Inc.(1)	550	6,088
Liquidity Services, Inc.(1)	552	13,248
Rackspace Hosting, Inc.(1)	460	16,818
RealNetworks, Inc.	520	4,810
SciQuest, Inc.(1)	801	11,991
ValueClick, Inc.(1)	2,408	36,842
VeriSign, Inc.	4,300	133,945
Vocus, Inc.(1)	1,407	30,293
Yahoo Japan Corp.	623	200,724
Zix Corp.(1)	1,767	6,008

		1,999,913

IT SERVICES — 1.2%
Accenture plc, Class A	21,362	1,144,790
Alliance Data Systems Corp.(1)	7,105	663,678
Booz Allen Hamilton Holding Corp.(1)	14,500	232,580
CACI International, Inc., Class A(1)	476	26,209
Cognizant Technology Solutions Corp., Class A(1)	3,600	228,420
DST Systems, Inc.	683	32,046
Euronet Worldwide, Inc.(1)	507	8,249
ExlService Holdings, Inc.(1)	485	12,586
Fiserv, Inc.(1)	5,100	284,733
Global Payments, Inc.	2,674	122,549
Heartland Payment Systems, Inc.	1,307	28,114
International Business Machines Corp.	10,888	1,871,756
MasterCard, Inc., Class A	1,377	454,011
MAXIMUS, Inc.	652	24,117
NeuStar, Inc., Class A(1)	793	19,825
Paychex, Inc.	3,500	94,430
Teradata Corp.(1)	12,900	675,444
Total System Services, Inc.	1,783	32,361
Visa, Inc., Class A	6,018	528,862

		6,484,760

LEISURE EQUIPMENT AND PRODUCTS — 0.1%
Arctic Cat, Inc.(1)	262	4,108
Polaris Industries, Inc.	3,974	436,624
Sturm Ruger & Co., Inc.	494	16,435

		457,167

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Agilent Technologies, Inc.(1)	4,493	$165,657
Illumina, Inc.(1)	4,000	208,400
Luminex Corp.(1)	302	6,955
PAREXEL International Corp.(1)	458	9,334
Pharmaceutical Product Development, Inc.	235	7,398
Sequenom, Inc.(1)	514	3,151
Thermo Fisher Scientific, Inc.(1)	2,170	119,198
Waters Corp.(1)	2,700	215,649

		735,742

MACHINERY — 1.1%
Actuant Corp., Class A	316	6,345
AGCO Corp.(1)	400	17,136
Alfa Laval AB	15,890	311,962
Altra Holdings, Inc.(1)	879	13,642
Atlas Copco AB A Shares	17,510	395,400
Barnes Group, Inc.	373	8,586
Blount International, Inc.(1)	1,216	19,116
Briggs & Stratton Corp.	888	14,341
Cascade Corp.	380	16,245
Caterpillar, Inc.	2,733	248,703
CLARCOR, Inc.	916	42,631
Cummins, Inc.	1,400	130,088
Deere & Co.	3,269	264,201
Douglas Dynamics, Inc.	463	6,723
Dover Corp.	10,388	597,518
EnPro Industries, Inc.(1)	406	15,761
FANUC CORP.	2,400	395,560
FreightCar America, Inc.(1)	235	4,303
Gardner Denver, Inc.	1,259	99,197
Harsco Corp.	5,400	123,444
Illinois Tool Works, Inc.	1,992	92,708
Ingersoll-Rand plc	15,900	532,809
Joy Global, Inc.	8,074	673,775
Kadant, Inc.(1)	409	9,530
Kaydon Corp.	15,371	516,773
Komatsu Ltd.	9,200	243,307
Lincoln Electric Holdings, Inc.	210	7,146
Lindsay Corp.	711	44,224
Middleby Corp.(1)	254	20,464
Mueller Industries, Inc., Class A	261	12,304
NACCO Industries, Inc., Class A	22	1,688
NN, Inc.(1)	325	2,502
Oshkosh Corp.(1)	5,467	107,809
Parker-Hannifin Corp.	1,398	102,655
Robbins & Myers, Inc.	1,043	50,116
Sauer-Danfoss, Inc.(1)	5,902	255,143
Stanley Black & Decker, Inc.	2,343	145,219
Titan International, Inc.	10,043	215,924

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Twin Disc, Inc.	299	$11,610
WABCO Holdings, Inc.(1)	4,990	232,783
Weir Group plc (The)	1,560	48,823

		6,058,214

MARINE†
Diana Shipping, Inc.(1)	2,073	18,947
Genco Shipping & Trading Ltd.(1)	137	973

		19,920

MEDIA — 1.1%
British Sky Broadcasting Group plc	10,610	113,759
CBS Corp., Class B	42,942	1,075,697
Comcast Corp., Class A	61,656	1,326,220
DirecTV, Class A(1)	15,156	666,409
DISH Network Corp., Class A(1)	14,353	356,816
E.W. Scripps Co. (The), Class A(1)	2,524	21,202
Entercom Communications Corp., Class A(1)	1,737	10,613
Entravision Communications Corp., Class A(1)	6,057	6,844
Eutelsat Communications SA	4,030	179,462
Gannett Co., Inc.	1,208	13,952
Harte-Hanks, Inc.	885	7,036
Interpublic Group of Cos., Inc. (The)	9,225	79,612
Journal Communications, Inc., Class A(1)	72	266
Kabel Deutschland Holding AG(1)	7,106	397,593
LIN TV Corp., Class A(1)	3,229	9,978
MDC Partners, Inc., Class A	1,666	26,573
Omnicom Group, Inc.	3,423	138,803
Publicis Groupe SA	2,510	118,030
Sinclair Broadcast Group, Inc., Class A	1,594	12,449
Time Warner, Inc.	38,404	1,215,871
Viacom, Inc., Class B	10,327	498,174

		6,275,359

METALS AND MINING — 0.9%
Allied Nevada Gold Corp.(1)	1,021	42,402
Antofagasta plc	9,450	206,939
BHP Billiton Ltd.	13,170	559,463
Century Aluminum Co.(1)	297	3,615
Cliffs Natural Resources, Inc.	7,382	611,599
Coeur d'Alene Mines Corp.(1)	515	14,652
Commercial Metals Co.	579	6,803
Freeport-McMoRan Copper & Gold, Inc.	17,571	828,297
Globe Specialty Metals, Inc.	1,617	27,085
Haynes International, Inc.	464	26,926
Hecla Mining Co.(1)	2,201	16,882
Iluka Resources Ltd.	12,800	224,120
Materion Corp.(1)	430	12,341
Newmont Mining Corp.	11,033	690,886
Nucor Corp.	9,800	353,584
Rio Tinto plc	6,350	391,909

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

RTI International Metals, Inc.(1)	485	$12,920
Thompson Creek Metals Co., Inc.(1)	1,908	15,779
ThyssenKrupp AG	6,960	235,054
Worthington Industries, Inc.	309	5,021
Xstrata plc	26,350	461,531

		4,747,808

MULTI-UTILITIES — 0.6%
Ameren Corp.	8,916	269,798
Avista Corp.	454	11,523
Black Hills Corp.	561	17,167
Consolidated Edison, Inc.	3,824	214,947
DTE Energy Co.	285	14,410
Integrys Energy Group, Inc.	5,670	283,897
MDU Resources Group, Inc.	604	12,889
National Grid plc	39,190	395,062
NorthWestern Corp.	243	8,240
PG&E Corp.	25,121	1,063,874
Public Service Enterprise Group, Inc.	6,129	209,183
Vectren Corp.	551	15,081
Wisconsin Energy Corp.	5,024	158,959
Xcel Energy, Inc.	14,893	367,410

		3,042,440

MULTILINE RETAIL — 0.6%
Big Lots, Inc.(1)	557	18,882
Dillard's, Inc., Class A	3,755	173,781
Dollar Tree, Inc.(1)	7,200	514,224
Fred's, Inc., Class A	681	7,798
Kohl's Corp.	8,631	399,961
Macy's, Inc.	38,657	1,003,149
Target Corp.	17,860	922,826

		3,040,621

OFFICE ELECTRONICS†
Zebra Technologies Corp., Class A(1)	296	10,635

OIL, GAS AND CONSUMABLE FUELS — 3.8%
Apache Corp.	2,300	237,061
Berry Petroleum Co., Class A	511	25,054
BG Group plc	32,130	694,726
Bill Barrett Corp.(1)	191	9,158
BP Prudhoe Bay Royalty Trust	178	19,794
Brigham Exploration Co.(1)	7,700	224,070
Cabot Oil & Gas Corp.	6,000	455,160
Chevron Corp.	40,590	4,014,757
Comstock Resources, Inc.(1)	297	6,044
Concho Resources, Inc.(1)	4,000	347,800
ConocoPhillips	28,845	1,963,479
Crosstex Energy LP	1,895	31,059
CVR Energy, Inc.(1)	923	26,278

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Devon Energy Corp.	4,201	$284,954
DHT Holdings, Inc.	1,364	4,065
EOG Resources, Inc.	1,463	135,459
EQT Corp.	4,508	269,669
Exxon Mobil Corp.	70,676	5,232,851
Forest Oil Corp.(1)	762	14,836
Goodrich Petroleum Corp.(1)	1,470	23,549
Gulfport Energy Corp.(1)	1,202	34,738
Imperial Oil Ltd.	20,385	835,966
James River Coal Co.(1)	397	4,296
Marathon Oil Corp.	10,081	271,381
Marathon Petroleum Corp.	4,377	162,212
Murphy Oil Corp.	8,768	469,789
Nordic American Tanker Shipping	1,222	21,935
Occidental Petroleum Corp.	14,737	1,278,287
Overseas Shipholding Group, Inc.	723	12,891
Patriot Coal Corp.(1)	836	12,314
Peabody Energy Corp.	1,260	61,488
Penn Virginia Corp.	2,440	19,910
Petroleum Development Corp.(1)	486	11,572
Rosetta Resources, Inc.(1)	703	32,303
Royal Dutch Shell plc, Class A	18,263	610,747
SandRidge Energy, Inc.(1)	30,200	221,668
Southwestern Energy Co.(1)	6,535	248,003
Spectra Energy Partners LP	6,569	190,829
Statoil ASA	11,230	270,060
Stone Energy Corp.(1)	1,012	26,727
Swift Energy Co.(1)	675	20,824
Tesoro Corp.(1)	2,119	50,983
Total SA ADR	9,700	475,688
Tullow Oil plc	8,020	139,953
Ultra Petroleum Corp.(1)	5,675	190,112
Valero Energy Corp.	30,980	703,866
W&T Offshore, Inc.	12,191	257,474
Western Refining, Inc.(1)	3,095	53,977

		20,709,816

PAPER AND FOREST PRODUCTS — 0.2%
Buckeye Technologies, Inc.	1,761	47,882
Clearwater Paper Corp.(1)	426	15,685
Domtar Corp.	4,450	357,424
International Paper Co.	15,000	407,250
KapStone Paper and Packaging Corp.(1)	2,708	40,701
P.H. Glatfelter Co.	302	4,337

		873,279

PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,031	198,347
Herbalife Ltd.	6,173	344,453
Inter Parfums, Inc.	300	4,968
Nu Skin Enterprises, Inc., Class A	6,719	284,147

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Prestige Brands Holdings, Inc.(1)	1,835	$19,763

		851,678

PHARMACEUTICALS — 2.5%
Abbott Laboratories	28,680	1,505,987
Allergan, Inc.	3,977	325,358
Auxilium Pharmaceuticals, Inc.(1)	406	6,906
Bristol-Myers Squibb Co.	5,882	174,990
Eli Lilly & Co.	17,047	639,433
GlaxoSmithKline plc	4,630	98,496
Impax Laboratories, Inc.(1)	1,000	19,670
Jazz Pharmaceuticals, Inc.(1)	182	7,806
Johnson & Johnson	46,203	3,040,157
Medicis Pharmaceutical Corp., Class A	948	36,877
Merck & Co., Inc.	53,377	1,767,846
Nektar Therapeutics(1)	643	3,681
Novartis AG	10,420	607,602
Novo Nordisk A/S B Shares	4,260	454,668
Par Pharmaceutical Cos., Inc.(1)	722	21,465
Perrigo Co.	3,516	333,106
Pfizer, Inc.	143,376	2,721,276
Questcor Pharmaceuticals, Inc.(1)	8,121	244,036
Salix Pharmaceuticals Ltd.(1)	486	14,799
Sanofi	6,240	454,104
Shire plc	13,490	435,120
Teva Pharmaceutical Industries Ltd. ADR	5,741	237,448
ViroPharma, Inc.(1)	1,012	20,048
VIVUS, Inc.(1)	723	6,030
Watson Pharmaceuticals, Inc.(1)	3,900	261,768

		13,438,677

PROFESSIONAL SERVICES — 0.2%
Capita Group plc (The)	21,950	252,805
CDI Corp.	906	10,202
Experian plc	8,502	97,092
Heidrick & Struggles International, Inc.	763	15,848
Intertek Group plc	8,720	285,793
Kelly Services, Inc., Class A	404	6,141
Kforce, Inc.(1)	1,327	13,774
Korn/Ferry International(1)	328	5,333
On Assignment, Inc.(1)	1,359	10,328
SFN Group, Inc.(1)	761	10,662
SGS SA	180	335,050

		1,043,028

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.6%
Alexandria Real Estate Equities, Inc.	2,946	214,498
American Campus Communities, Inc.	6,324	246,699
Annaly Capital Management, Inc.	10,599	192,160
Ashford Hospitality Trust, Inc.	1,729	14,005
Associated Estates Realty Corp.	823	14,567

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

AvalonBay Communities, Inc.	5,203	$709,585
BioMed Realty Trust, Inc.	469	8,578
Boston Properties, Inc.	5,633	587,466
BRE Properties, Inc.	3,507	176,262
Camden Property Trust	5,197	347,264
Campus Crest Communities, Inc.	1,052	12,435
Capstead Mortgage Corp.	379	5,044
CBL & Associates Properties, Inc.	568	8,355
Chimera Investment Corp.	6,504	19,707
Colonial Properties Trust	5,800	121,916
CommonWealth REIT	514	10,568
CreXus Investment Corp.	632	5,909
DCT Industrial Trust, Inc.	1,038	4,681
Developers Diversified Realty Corp.	11,360	140,750
DiamondRock Hospitality Co.	272	2,105
Digital Realty Trust, Inc.	4,537	271,086
Duke Realty Corp.	15,000	178,050
DuPont Fabros Technology, Inc.	2,867	66,371
EastGroup Properties, Inc.	365	14,750
Education Realty Trust, Inc.	3,139	28,251
Equity Lifestyle Properties, Inc.	4,222	290,980
Equity Residential	11,700	715,806
Essex Property Trust, Inc.	2,002	287,387
Extra Space Storage, Inc.	9,602	206,443
Federal Realty Investment Trust	2,786	252,272
First Industrial Realty Trust, Inc.(1)	5,105	48,191
First Potomac Realty Trust	598	7,744
General Growth Properties, Inc.	17,974	245,165
Getty Realty Corp.	251	4,772
Glimcher Realty Trust	6,848	58,276
Government Properties Income Trust	22,268	521,517
Hatteras Financial Corp.	606	16,732
HCP, Inc.	15,018	559,871
Health Care REIT, Inc.	9,440	481,062
Healthcare Realty Trust, Inc.	371	6,489
Hersha Hospitality Trust	1,628	6,040
Highwoods Properties, Inc.	2,568	84,128
Home Properties, Inc.	337	22,535
Host Hotels & Resorts, Inc.	23,346	276,183
Inland Real Estate Corp.	498	4,039
Kilroy Realty Corp.	3,622	129,414
Kimco Realty Corp.	15,850	280,545
LaSalle Hotel Properties	435	8,178
Lexington Realty Trust	346	2,553
Macerich Co. (The)	4,164	204,203
Mack-Cali Realty Corp.	163	5,077
Medical Properties Trust, Inc.	3,000	32,070
MFA Financial, Inc.	2,441	18,283
National Health Investors, Inc.	2,515	114,936
National Retail Properties, Inc.	5,008	136,518

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Omega Healthcare Investors, Inc.	337	$6,117
Piedmont Office Realty Trust, Inc., Class A	20,737	391,929
Post Properties, Inc.	3,922	163,940
ProLogis	16,022	436,279
PS Business Parks, Inc.	207	11,317
Public Storage	6,000	742,380
Rayonier, Inc.	7,263	304,610
RLJ Lodging Trust(1)	1,140	15,116
Sabra Health Care REIT, Inc.	754	8,810
Saul Centers, Inc.	138	4,882
Simon Property Group, Inc.	13,323	1,565,452
SL Green Realty Corp.	2,898	209,352
Sovran Self Storage, Inc.	493	20,036
Strategic Hotels & Resorts, Inc.(1)	12,851	61,428
Taubman Centers, Inc.	4,660	268,556
UDR, Inc.	13,056	348,726
Urstadt Biddle Properties, Inc., Class A	470	7,901
Ventas, Inc.	12,840	686,683
Vornado Realty Trust	5,418	465,460
Washington Real Estate Investment Trust	367	11,355
Weyerhaeuser Co.	11,717	211,258
Winthrop Realty Trust	822	8,401

		14,378,459

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	14,267	216,288
Jones Lang LaSalle, Inc.	1,600	107,056
Sumitomo Realty & Development Co. Ltd.	8,000	168,003

		491,347

ROAD AND RAIL — 0.2%
Arkansas Best Corp.	214	4,419
Canadian National Railway Co.	3,250	239,046
Heartland Express, Inc.	7,900	120,080
Kansas City Southern(1)	6,600	357,456
Old Dominion Freight Line, Inc.(1)	621	19,946
Union Pacific Corp.	2,628	242,223
Werner Enterprises, Inc.	544	12,664

		995,834

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.3%
Altera Corp.	6,015	218,886
Applied Materials, Inc.	82,060	928,919
ARM Holdings plc	93,130	861,714
ASML Holding NV	5,560	196,918
Avago Technologies Ltd.	3,209	106,250
Broadcom Corp., Class A(1)	9,040	322,276
Cavium Networks, Inc.(1)	118	3,798

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

CEVA, Inc.(1)	873	$23,222
Cree, Inc.(1)	3,140	101,830
Cymer, Inc.(1)	298	12,057
Cypress Semiconductor Corp.(1)	14,100	223,344
Entegris, Inc.(1)	1,864	14,017
Formfactor, Inc.(1)	924	7,290
GT Advanced Technologies, Inc.(1)	8,290	101,221
Intel Corp.	104,324	2,100,042
Intersil Corp., Class A	1,308	14,689
Linear Technology Corp.	6,321	180,970
LSI Corp.(1)	20,608	140,341
Marvell Technology Group Ltd.(1)	23,500	309,025
Maxim Integrated Products, Inc.	3,100	71,455
Micron Technology, Inc.(1)	13,852	81,865
MKS Instruments, Inc.	271	6,293
Novellus Systems, Inc.(1)	626	17,509
Photronics, Inc.(1)	2,385	15,455
Semtech Corp.(1)	355	7,572
Skyworks Solutions, Inc.(1)	571	11,780
Spansion, Inc., Class A(1)	1,174	17,622
Standard Microsystems Corp.(1)	818	17,194
Teradyne, Inc.(1)	61,515	744,332
Ultratech, Inc.(1)	1,291	26,362
Xilinx, Inc.	8,439	262,791

		7,147,039

SOFTWARE — 1.5%
ACI Worldwide, Inc.(1)	840	25,124
Activision Blizzard, Inc.	25,300	299,552
Actuate Corp.(1)	1,094	6,969
Allot Communications Ltd.(1)	750	9,660
Ariba, Inc.(1)	408	11,069
Cadence Design Systems, Inc.(1)	37,151	343,275
Cerner Corp.(1)	2,197	144,914
Check Point Software Technologies Ltd.(1)	12,071	657,145
Citrix Systems, Inc.(1)	5,805	350,796
ClickSoftware Technologies Ltd.	1,102	9,676
Compuware Corp.(1)	653	5,524
Electronic Arts, Inc.(1)	9,136	206,291
Fortinet, Inc.(1)	377	7,212
Glu Mobile, Inc.(1)	2,572	7,845
Informatica Corp.(1)	4,600	192,188
Interactive Intelligence, Inc.(1)	538	17,388
Intuit, Inc.(1)	3,174	156,573
JDA Software Group, Inc.(1)	369	9,745
Kenexa Corp.(1)	1,918	40,374
Majesco Entertainment Co.(1)	1,154	2,827
Microsoft Corp.	82,869	2,204,315
Mitek Systems, Inc.(1)	1,728	18,922
NetSuite, Inc.(1)	5,300	170,395

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Opnet Technologies, Inc.	450	$15,525
Oracle Corp.	37,648	1,056,779
PROS Holdings, Inc.(1)	1,236	19,603
QLIK Technologies, Inc.(1)	7,963	202,101
Quest Software, Inc.(1)	3,450	59,444
Red Hat, Inc.(1)	2,967	117,315
S1 Corp.(1)	192	1,765
salesforce.com, inc.(1)	3,652	470,195
SAP AG	6,580	359,183
Solera Holdings, Inc.	6,300	369,495
Symantec Corp.(1)	15,428	264,590
Synopsys, Inc.(1)	421	10,896
Taleo Corp., Class A(1)	333	8,595
TIBCO Software, Inc.(1)	1,099	24,596
VASCO Data Security International, Inc.(1)	687	4,885
VMware, Inc., Class A(1)	1,264	119,271
Websense, Inc.(1)	862	17,731

		8,019,748

SPECIALTY RETAIL — 1.1%
Aeropostale, Inc.(1)	28	313
American Eagle Outfitters, Inc.	581	6,432
Ascena Retail Group, Inc.(1)	168	4,775
AutoZone, Inc.(1)	301	92,407
Bed Bath & Beyond, Inc.(1)	5,215	296,525
Best Buy Co., Inc.	3,658	93,608
Brown Shoe Co., Inc.	637	5,242
Cabela's, Inc.(1)	336	7,879
Cato Corp. (The), Class A	369	9,365
Christopher & Banks Corp.	823	3,917
Collective Brands, Inc.(1)	635	8,566
Destination Maternity Corp.	634	8,908
DSW, Inc., Class A(1)	272	12,624
Fast Retailing Co. Ltd.	1,900	359,305
Finish Line, Inc. (The), Class A	317	6,372
GameStop Corp., Class A(1)	334	7,993
Genesco, Inc.(1)	547	29,002
Home Depot, Inc. (The)	14,267	476,232
Hot Topic, Inc.	1,036	8,578
Inditex SA	3,190	271,739
Limited Brands, Inc.	4,233	159,753
Lithia Motors, Inc., Class A	3,664	69,140
Lowe's Cos., Inc.	67,878	1,352,809
Men's Wearhouse, Inc. (The)	314	9,078
Monro Muffler Brake, Inc.	287	11,345
Nitori Holdings Co. Ltd.	3,650	373,723
O'Reilly Automotive, Inc.(1)	7,626	494,775
Penske Automotive Group, Inc.	263	4,797
PEP Boys-Manny Moe & Jack	906	8,951
PetSmart, Inc.	7,005	295,471

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

RadioShack Corp.	1,525	$19,840
Rent-A-Center, Inc.	216	6,087
Stage Stores, Inc.	408	6,663
Staples, Inc.	54,450	802,593
Tractor Supply Co.	3,510	215,409
Ulta Salon Cosmetics & Fragrance, Inc.(1)	7,200	425,376
Vitamin Shoppe, Inc.(1)	571	25,295
Williams-Sonoma, Inc.	3,075	101,813

		6,092,700

TEXTILES, APPAREL AND LUXURY GOODS — 0.5%
adidas AG	1,830	127,457
Burberry Group plc	20,169	450,834
Coach, Inc.	3,307	185,920
Columbia Sportswear Co.	113	5,954
Crocs, Inc.(1)	1,067	29,193
Culp, Inc.(1)	842	7,182
Deckers Outdoor Corp.(1)	280	24,909
Fossil, Inc.(1)	3,500	338,135
G-III Apparel Group Ltd.(1)	602	17,012
Hugo Boss AG Preference Shares	2,380	235,082
Iconix Brand Group, Inc.(1)	3,183	62,323
Lululemon Athletica, Inc.(1)	7,375	403,634
Oxford Industries, Inc.	523	18,734
Swatch Group AG (The)	850	388,162
VF Corp.	3,430	401,516
Wolverine World Wide, Inc.	235	8,556

		2,704,603

THRIFTS AND MORTGAGE FINANCE — 0.2%
BankUnited, Inc.	1,053	24,693
Brookline Bancorp., Inc.	1,071	9,018
Capitol Federal Financial, Inc.	32,179	345,281
First Financial Holdings, Inc.	641	4,038
First Financial Northwest, Inc.(1)	438	1,953
First Niagara Financial Group, Inc.	1,212	13,041
Flushing Financial Corp.	568	6,521
Hudson City Bancorp., Inc.	63,470	394,149
Kaiser Federal Financial Group, Inc.	711	8,411
Oritani Financial Corp.	586	7,706
People's United Financial, Inc.	40,703	478,260
Provident Financial Services, Inc.	989	12,422
Washington Federal, Inc.	1,112	16,713

		1,322,206

TOBACCO — 0.4%
Altria Group, Inc.	14,000	380,660
British American Tobacco plc	10,197	454,126
Philip Morris International, Inc.	20,593	1,427,507

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

Universal Corp.	150	$6,105

		2,268,398

TRADING COMPANIES AND DISTRIBUTORS — 0.1%
Applied Industrial Technologies, Inc.	358	10,962
CAI International, Inc.(1)	137	2,073
DXP Enterprises, Inc.(1)	503	12,117
Fastenal Co.	8,900	297,972
GATX Corp.	149	5,403
Lawson Products, Inc.	636	10,850
Mitsubishi Corp.	12,500	298,257
Rush Enterprises, Inc., Class A(1)	520	9,568
Titan Machinery, Inc.(1)	1,598	42,363
United Rentals, Inc.(1)	1,296	21,617

		711,182

WATER UTILITIES†
Artesian Resources Corp., Class A	596	10,859

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
American Tower Corp., Class A(1)	15,152	816,087
Crown Castle International Corp.(1)	7,130	309,656
Rogers Communications, Inc., Class B	3,404	132,121
SBA Communications Corp., Class A(1)	6,196	234,147
SOFTBANK CORP.	7,400	244,218
Telephone & Data Systems, Inc.	2,011	51,542
Vodafone Group plc	184,310	481,696

		2,269,467

TOTAL COMMON STOCKS (Cost $219,636,577)		252,465,592

U.S. TREASURY SECURITIES — 14.9%

U.S. Treasury Bonds, 5.50%, 8/15/28(2)	$100,000	132,391
U.S. Treasury Bonds, 5.375%, 2/15/31(2)	800,000	1,053,000
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	3,420,000	3,902,008
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(2)	8,852,283	11,300,497
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(2)	887,681	1,088,934
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(2)	1,030,740	1,273,688
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(2)	6,451,688	6,548,967
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(2)	4,752,244	4,862,510
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(2)	3,072,632	3,228,423
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(2)	8,583,350	9,609,996
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(2)	3,714,696	4,067,882
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(2)	4,707,050	4,919,234
U.S. Treasury Notes, 1.375%, 9/15/12(2)	2,800,000	2,835,986
U.S. Treasury Notes, 1.375%, 10/15/12(2)	2,600,000	2,635,953
U.S. Treasury Notes, 0.50%, 11/30/12(2)	1,290,000	1,295,644
U.S. Treasury Notes, 1.375%, 1/15/13(2)	1,250,000	1,270,655
U.S. Treasury Notes, 1.375%, 5/15/13(2)	4,000,000	4,080,944

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount		Value

U.S. Treasury Notes, 1.25%, 3/15/14(2)		3,360,000	$3,445,569
U.S. Treasury Notes, 0.50%, 8/15/14(2)		2,000,000	2,010,634
U.S. Treasury Notes, 2.375%, 8/31/14(2)		2,000,000	2,121,250
U.S. Treasury Notes, 1.25%, 9/30/15		1,500,000	1,535,859
U.S. Treasury Notes, 3.00%, 8/31/16(2)		1,441,000	1,584,087
U.S. Treasury Notes, 2.625%, 4/30/18(2)		300,000	322,359
U.S. Treasury Notes, 2.625%, 8/15/20(2)		6,230,000	6,525,439

TOTAL U.S. TREASURY SECURITIES (Cost $75,938,154)			81,651,909

CORPORATE BONDS — 10.0%

AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19(2)		100,000	107,798
Lockheed Martin Corp., 4.25%, 11/15/19(2)		120,000	131,174
Raytheon Co., 4.40%, 2/15/20(2)		90,000	96,822
United Technologies Corp., 6.05%, 6/1/36(2)		41,000	49,244
United Technologies Corp., 5.70%, 4/15/40(2)		80,000	92,233

			477,271

AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(2)(3)		170,000	173,344
American Honda Finance Corp., 2.50%, 9/21/15(2)(3)		210,000	215,365
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(2)(3)		60,000	61,552

			450,261

BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(2)		470,000	618,912
Coca-Cola Co. (The), 1.80%, 9/1/16(2)(3)		140,000	141,396
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(2)		50,000	51,930
PepsiCo, Inc., 4.875%, 11/1/40(2)		50,000	53,279

			865,517

BIOTECHNOLOGY†
Amgen, Inc., 3.45%, 10/1/20(2)		90,000	91,679
Amgen, Inc., 4.10%, 6/15/21(2)		80,000	84,275

			175,954

CAPITAL MARKETS — 0.1%
Bank of Scotland plc, 3.25%, 1/25/13	EUR	95,000	138,678
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(2)		$290,000	332,547
Jefferies Group, Inc., 5.125%, 4/13/18		130,000	129,662

			600,887

CHEMICALS — 0.1%
Dow Chemical Co. (The), 5.90%, 2/15/15(2)		180,000	201,822
Dow Chemical Co. (The), 2.50%, 2/15/16(2)		100,000	100,983

			302,805

COMMERCIAL BANKS — 1.1%
Banca Monte dei Paschi di Siena SpA, 4.875%, 9/15/16	EUR	200,000	291,030

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount		Value

Bank of America N.A., 5.30%, 3/15/17(2)		$730,000	$714,928
Barclays Bank plc, 5.00%, 9/22/16(2)		220,000	227,003
BB&T Corp., 5.70%, 4/30/14(2)		80,000	88,170
BB&T Corp., 3.20%, 3/15/16		160,000	163,391
Caja de Ahorros y Pensiones de Barcelona, 5.00%, 2/22/16	EUR	150,000	215,541
Capital One Financial Corp., 4.75%, 7/15/21		$130,000	130,900
Fifth Third Bancorp, 6.25%, 5/1/13(2)		130,000	138,763
HSBC Bank plc, 3.50%, 6/28/15(2)(3)		120,000	123,052
HSBC Bank plc, 3.10%, 5/24/16(2)(3)		80,000	81,371
Huntington Bancshares, Inc., 7.00%, 12/15/20(2)		30,000	34,380
Intesa Sanpaolo SpA, 5.00%, 1/27/21	EUR	200,000	289,132
Kreditanstalt fuer Wiederaufbau, 4.375%, 10/11/13	EUR	660,000	1,009,803
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16		$230,000	238,970
National Australia Bank Ltd., 2.75%, 9/28/15(2)(3)		100,000	101,886
Royal Bank of Canada, 2.30%, 7/20/16		110,000	111,621
Royal Bank of Scotland plc (The), 3.95%, 9/21/15		180,000	175,500
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(2)		310,000	306,047
Royal Bank of Scotland plc (The), 4.875%, 1/20/17	EUR	155,000	211,031
SunTrust Bank, 7.25%, 3/15/18(2)		$130,000	153,716
SunTrust Banks, Inc., 3.60%, 4/15/16(2)		40,000	40,200
U.S. Bancorp., 3.442%, 2/1/16		100,000	103,055
Wachovia Bank N.A., 4.80%, 11/1/14(2)		444,000	477,292
Wachovia Bank N.A., 4.875%, 2/1/15(2)		169,000	180,240
Wells Fargo & Co., 4.375%, 1/31/13(2)		400,000	418,215
Wells Fargo & Co., 3.676%, 6/15/16(2)		120,000	126,922

			6,152,159

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18(2)		50,000	52,528
Republic Services, Inc., 5.50%, 9/15/19(2)		240,000	275,663
Republic Services, Inc., 5.70%, 5/15/41(2)		80,000	83,159
Waste Management, Inc., 6.125%, 11/30/39(2)		150,000	167,528

			578,878

COMMUNICATIONS EQUIPMENT†
Cisco Systems, Inc., 5.90%, 2/15/39(2)		220,000	249,379

CONSUMER FINANCE — 0.4%
American Express Centurion Bank, 5.55%, 10/17/12(2)		80,000	83,812
American Express Centurion Bank, 6.00%, 9/13/17(2)		250,000	288,182
American Express Co., 7.25%, 5/20/14(2)		180,000	205,585
Capital One Bank USA N.A., 8.80%, 7/15/19(2)		75,000	92,660
Credit Suisse (New York), 5.50%, 5/1/14(2)		300,000	323,601
Credit Suisse (New York), 6.00%, 2/15/18(2)		90,000	94,896
Credit Suisse (New York), 5.30%, 8/13/19(2)		280,000	293,260
PNC Bank N.A., 4.875%, 9/21/17(2)		530,000	575,650
PNC Bank N.A., 6.00%, 12/7/17(2)		340,000	384,469
SLM Corp., 6.25%, 1/25/16(2)		100,000	102,291

			2,444,406

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount		Value

DIVERSIFIED FINANCIAL SERVICES — 2.2%
Bank of America Corp., 3.75%, 7/12/16		120,000	$118,523
Bank of America Corp., 6.50%, 8/1/16(2)		400,000	429,512
Bank of America Corp., 5.75%, 12/1/17(2)		210,000	218,434
BNP Paribas, 3.60%, 2/23/16(2)		110,000	110,265
Citigroup, Inc., 6.00%, 12/13/13(2)		330,000	349,994
Citigroup, Inc., 6.01%, 1/15/15(2)		330,000	354,493
Citigroup, Inc., 4.75%, 5/19/15		70,000	73,033
Citigroup, Inc., 6.125%, 5/15/18(2)		570,000	622,586
Citigroup, Inc., 8.50%, 5/22/19(2)		140,000	171,209
Deutsche Bank AG (London), 4.875%, 5/20/13(2)		360,000	374,926
Deutsche Bank AG (London), 3.875%, 8/18/14(2)		220,000	228,746
GE Capital European Funding, 5.375%, 1/16/18	EUR	85,000	130,007
General Electric Capital Corp., 3.75%, 11/14/14(2)		$250,000	263,532
General Electric Capital Corp., 2.25%, 11/9/15(2)		170,000	171,073
General Electric Capital Corp., 5.625%, 9/15/17(2)		375,000	416,849
General Electric Capital Corp., 4.375%, 9/16/20(2)		350,000	356,906
General Electric Capital Corp., 4.625%, 1/7/21(2)		130,000	134,112
General Electric Capital Corp., 5.30%, 2/11/21(2)		70,000	74,590
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(2)		460,000	460,624
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)		880,000	1,005,820
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(2)		80,000	78,725
Gulf Gate Apartments, 0.21%, 9/1/28(2)(3)		3,000,000	3,000,000
HSBC Holdings plc, 5.10%, 4/5/21		90,000	96,618
HSBC Holdings plc, 6.80%, 6/1/38(2)		70,000	72,006
JPMorgan Chase & Co., 3.45%, 3/1/16		160,000	164,962
JPMorgan Chase & Co., 6.00%, 1/15/18(2)		840,000	938,393
Morgan Stanley, 4.20%, 11/20/14(2)		250,000	250,739
Morgan Stanley, 6.625%, 4/1/18(2)		450,000	482,411
Morgan Stanley, 7.30%, 5/13/19(2)		370,000	413,435
Morgan Stanley, 5.75%, 1/25/21(2)		200,000	206,113
UBS AG (Stamford Branch), 2.25%, 8/12/13(2)		100,000	101,064
UBS AG (Stamford Branch), 5.875%, 12/20/17(2)		320,000	342,379

			12,212,079

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 6.80%, 5/15/36(2)		40,000	47,034
AT&T, Inc., 6.55%, 2/15/39(2)		405,000	468,674
British Telecommunications plc, 5.95%, 1/15/18(2)		230,000	259,890
CenturyLink, Inc., 6.15%, 9/15/19(2)		120,000	118,425
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(2)		150,000	181,293
France Telecom SA, 4.375%, 7/8/14(2)		360,000	385,236
Telecom Italia Capital SA, 6.175%, 6/18/14(2)		280,000	282,640
Telefonica Emisiones SAU, 5.877%, 7/15/19(2)		340,000	341,371
Telefonica Emisiones SAU, 5.462%, 2/16/21		130,000	125,816

			2,210,379

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16(2)		90,000	93,297

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Transocean, Inc., 6.50%, 11/15/20(2)	80,000	$90,891
Weatherford International Ltd., 9.625%, 3/1/19(2)	170,000	228,312

		412,500

FOOD AND STAPLES RETAILING — 0.2%
CVS Caremark Corp., 6.60%, 3/15/19(2)	330,000	399,810
Kroger Co. (The), 6.40%, 8/15/17(2)	180,000	215,337
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	57,000	67,690
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	30,000	36,169
Wal-Mart Stores, Inc., 5.625%, 4/1/40(2)	220,000	248,423
Wal-Mart Stores, Inc., 5.00%, 10/25/40(2)	130,000	135,935
Wal-Mart Stores, Inc., 5.625%, 4/15/41(2)	50,000	56,914

		1,160,278

FOOD PRODUCTS — 0.2%
Kellogg Co., 4.45%, 5/30/16(2)	290,000	324,000
Kraft Foods, Inc., 6.00%, 2/11/13(2)	100,000	106,745
Kraft Foods, Inc., 6.125%, 2/1/18(2)	100,000	118,392
Kraft Foods, Inc., 5.375%, 2/10/20(2)	330,000	375,046
Mead Johnson Nutrition Co., 3.50%, 11/1/14(2)	150,000	158,015

		1,082,198

GAS UTILITIES — 0.5%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	380,000	434,705
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	130,000	151,483
Enbridge Energy Partners LP, 5.50%, 9/15/40(2)	100,000	98,431
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	320,000	376,053
Enterprise Products Operating LLC, 5.20%, 9/1/20(2)	165,000	180,330
Enterprise Products Operating LLC, 5.95%, 2/1/41(2)	100,000	103,978
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	290,000	342,758
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(2)	160,000	172,611
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	50,000	59,596
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15(2)	60,000	63,569
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19(2)	290,000	372,038
TransCanada PipeLines Ltd., 3.80%, 10/1/20	80,000	83,360
Williams Partners LP, 4.125%, 11/15/20(2)	70,000	70,071

		2,508,983

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 5.90%, 9/1/16(2)	175,000	209,430
Covidien International Finance SA, 1.875%, 6/15/13(2)	170,000	173,280

		382,710

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Express Scripts, Inc., 5.25%, 6/15/12(2)	280,000	288,978
Express Scripts, Inc., 7.25%, 6/15/19(2)	340,000	421,114
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	400,000	439,969
WellPoint, Inc., 5.80%, 8/15/40(2)	60,000	66,706

		1,216,767

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

HOTELS, RESTAURANTS AND LEISURE†
McDonald's Corp., 5.35%, 3/1/18(2)	80,000	$94,831

INDUSTRIAL CONGLOMERATES — 0.1%
Danaher Corp., 3.90%, 6/23/21	120,000	127,768
General Electric Co., 5.00%, 2/1/13(2)	273,000	287,785
General Electric Co., 5.25%, 12/6/17(2)	320,000	358,977

		774,530

INSURANCE — 0.5%
Allstate Corp. (The), 7.45%, 5/16/19	220,000	267,855
American International Group, Inc., 3.65%, 1/15/14	60,000	59,661
American International Group, Inc., 5.85%, 1/16/18(2)	260,000	264,864
American International Group, Inc., 8.25%, 8/15/18(2)	80,000	90,403
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(2)	100,000	106,835
CNA Financial Corp., 5.875%, 8/15/20(2)	60,000	62,642
CNA Financial Corp., 5.75%, 8/15/21	40,000	41,718
Genworth Financial, Inc., 7.20%, 2/15/21(2)	50,000	43,744
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(2)	170,000	172,362
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(2)	90,000	95,412
Liberty Mutual Group, Inc., 5.00%, 6/1/21(2)(3)	76,000	74,214
Lincoln National Corp., 6.25%, 2/15/20(2)	180,000	195,838
MetLife, Inc., 6.75%, 6/1/16(2)	280,000	328,301
MetLife, Inc., 5.70%, 6/15/35(2)	50,000	51,854
New York Life Global Funding, 4.65%, 5/9/13(2)(3)	220,000	233,842
Prudential Financial, Inc., 7.375%, 6/15/19(2)	90,000	107,716
Prudential Financial, Inc., 5.375%, 6/21/20(2)	60,000	64,627
Prudential Financial, Inc., 5.40%, 6/13/35(2)	320,000	306,753
Prudential Financial, Inc., 5.625%, 5/12/41(2)	60,000	56,029

		2,624,670

INTERNET SOFTWARE AND SERVICES†
eBay, Inc., 3.25%, 10/15/20(2)	50,000	49,104
Google, Inc., 2.125%, 5/19/16(2)	100,000	103,329

		152,433

IT SERVICES — 0.1%
International Business Machines Corp., 1.95%, 7/22/16	320,000	324,916

MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(2)	250,000	289,408

MEDIA — 0.8%
CBS Corp., 4.30%, 2/15/21(2)	140,000	142,050
Comcast Corp., 5.90%, 3/15/16(2)	422,000	489,273
Comcast Corp., 5.70%, 5/15/18(2)	180,000	208,773
Comcast Corp., 6.50%, 11/15/35(2)	70,000	78,687
Comcast Corp., 6.40%, 5/15/38(2)	160,000	178,804
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(2)	170,000	187,056
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(2)	120,000	127,517
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(2)	310,000	333,484
Discovery Communications LLC, 5.625%, 8/15/19(2)	70,000	79,295

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Discovery Communications LLC, 4.375%, 6/15/21(2)	100,000	$103,735
Embarq Corp., 7.082%, 6/1/16(2)	120,000	130,719
NBCUniversal Media LLC, 5.15%, 4/30/20(2)	80,000	88,764
NBCUniversal Media LLC, 4.375%, 4/1/21	200,000	205,413
News America, Inc., 4.50%, 2/15/21(2)	100,000	102,937
News America, Inc., 6.90%, 8/15/39(2)	170,000	192,620
Omnicom Group, Inc., 4.45%, 8/15/20(2)	195,000	200,341
Qwest Corp., 7.50%, 10/1/14(2)	130,000	144,625
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	210,000	217,566
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	360,000	424,171
Time Warner, Inc., 3.15%, 7/15/15(2)	170,000	176,958
Time Warner, Inc., 7.70%, 5/1/32(2)	220,000	272,369
Viacom, Inc., 4.375%, 9/15/14(2)	120,000	129,429
Virgin Media Secured Finance plc, 5.25%, 1/15/21(2)(3)	80,000	87,015

		4,301,601

METALS AND MINING — 0.1%
Anglo American Capital plc, 4.45%, 9/27/20(2)(3)	110,000	110,315
ArcelorMittal, 5.25%, 8/5/20(2)	100,000	97,627
Barrick Finance LLC, 4.40%, 5/30/21(3)	110,000	115,222
Newmont Mining Corp., 6.25%, 10/1/39(2)	150,000	171,409
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(2)	70,000	69,667
Teck Resources Ltd., 3.15%, 1/15/17	90,000	92,499

		656,739

MULTI-UTILITIES — 0.5%
Carolina Power & Light Co., 5.15%, 4/1/15(2)	141,000	159,130
Carolina Power & Light Co., 5.25%, 12/15/15(2)	287,000	332,288
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	127,000	141,834
Dominion Resources, Inc., 6.40%, 6/15/18(2)	190,000	230,484
Dominion Resources, Inc., 4.90%, 8/1/41	50,000	49,456
Duke Energy Corp., 6.30%, 2/1/14(2)	100,000	111,413
Duke Energy Corp., 3.95%, 9/15/14(2)	160,000	171,801
Edison International, 3.75%, 9/15/17(2)	110,000	114,263
FirstEnergy Solutions Corp., 6.05%, 8/15/21(2)	370,000	405,876
Florida Power Corp., 6.35%, 9/15/37(2)	270,000	333,205
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	55,000	61,987
PG&E Corp., 5.75%, 4/1/14(2)	50,000	55,204
Public Service Company of Colorado, 4.75%, 8/15/41	40,000	41,837
Sempra Energy, 8.90%, 11/15/13(2)	200,000	230,006
Sempra Energy, 6.50%, 6/1/16(2)	150,000	178,548
Southern California Edison Co., 5.625%, 2/1/36(2)	100,000	116,229

		2,733,561

MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	209,000	212,891

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13(2)	100,000	107,029

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Xerox Corp., 4.25%, 2/15/15(2)	90,000	$96,917

		203,946

OIL, GAS AND CONSUMABLE FUELS — 0.5%
Anadarko Petroleum Corp., 6.45%, 9/15/36(2)	300,000	319,798
Apache Corp., 5.25%, 2/1/42(2)	60,000	65,618
BP Capital Markets plc, 3.20%, 3/11/16(2)	100,000	105,239
BP Capital Markets plc, 4.50%, 10/1/20(2)	90,000	97,442
ConocoPhillips, 5.75%, 2/1/19(2)	230,000	274,378
ConocoPhillips Holding Co., 6.95%, 4/15/29(2)	60,000	76,548
Devon Energy Corp., 5.60%, 7/15/41(2)	150,000	161,581
EOG Resources, Inc., 5.625%, 6/1/19(2)	210,000	245,254
Hess Corp., 6.00%, 1/15/40(2)	140,000	153,192
Marathon Petroleum Corp., 3.50%, 3/1/16(2)(3)	40,000	41,790
Marathon Petroleum Corp., 5.125%, 3/1/21(2)(3)	120,000	128,213
Nexen, Inc., 5.875%, 3/10/35(2)	70,000	66,294
Shell International Finance BV, 3.10%, 6/28/15(2)	120,000	127,585
Suncor Energy, Inc., 6.10%, 6/1/18(2)	147,000	170,601
Suncor Energy, Inc., 6.85%, 6/1/39(2)	60,000	70,302
Talisman Energy, Inc., 7.75%, 6/1/19(2)	360,000	452,830

		2,556,665

PHARMACEUTICALS — 0.3%
Abbott Laboratories, 5.30%, 5/27/40(2)	95,000	104,086
AstraZeneca plc, 5.40%, 9/15/12(2)	325,000	341,206
AstraZeneca plc, 5.90%, 9/15/17(2)	300,000	360,605
Pfizer, Inc., 7.20%, 3/15/39(2)	210,000	284,143
Roche Holdings, Inc., 6.00%, 3/1/19(2)(3)	70,000	84,451
Roche Holdings, Inc., 7.00%, 3/1/39(2)(3)	120,000	157,393
Sanofi, 4.00%, 3/29/21(2)	78,000	82,768
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	250,000	273,353

		1,688,005

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
HCP, Inc., 3.75%, 2/1/16(2)	60,000	60,628
HCP, Inc., 5.375%, 2/1/21	115,000	117,238
Kimco Realty Corp., 6.875%, 10/1/19(2)	80,000	91,796
Simon Property Group LP, 5.10%, 6/15/15(2)	170,000	185,238
UDR, Inc., 4.25%, 6/1/18(2)	90,000	91,572
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(2)	140,000	141,404
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(2)	90,000	86,854
WEA Finance LLC, 4.625%, 5/10/21(2)(3)	180,000	175,467

		950,197

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19(2)	160,000	163,168

ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20(2)	142,000	142,422
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(2)	50,000	50,000

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount		Value

Union Pacific Corp., 4.75%, 9/15/41		120,000	$118,474

			310,896

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(2)		302,000	347,792
Oracle Corp., 5.375%, 7/15/40(2)(3)		360,000	395,727

			743,519

SPECIALTY RETAIL†
Home Depot, Inc. (The), 5.95%, 4/1/41(2)		80,000	87,718

THRIFTS AND MORTGAGE FINANCE — 0.2%
Cie de Financement Foncier, 4.375%, 4/25/19	EUR	200,000	301,616
Compagnie de Financement Foncier, 1.25%, 12/1/11	JPY	67,000,000	876,614

			1,178,230

TOBACCO — 0.1%
Altria Group, Inc., 10.20%, 2/6/39(2)		$80,000	116,407
Philip Morris International, Inc., 4.125%, 5/17/21(2)		150,000	158,773

			275,180

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32(2)		140,000	192,369
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)		300,000	403,440
Rogers Communications, Inc., 6.25%, 6/15/13(2)		240,000	261,849
Vodafone Group plc, 5.625%, 2/27/17(2)		170,000	197,109

			1,054,767

TOTAL CORPORATE BONDS (Cost $51,602,948)			54,861,282

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 9.5%

FHLMC, 6.50%, 12/1/12(2)		1,039	1,068
FHLMC, 7.00%, 6/1/14(2)		20,789	22,040
FHLMC, 6.50%, 6/1/16(2)		37,372	41,083
FHLMC, 4.50%, 1/1/19(2)		944,931	1,013,118
FHLMC, 5.00%, 1/1/21(2)		1,172,943	1,277,721
FHLMC, 5.00%, 4/1/21(2)		341,127	369,254
FHLMC, 8.00%, 7/1/30(2)		9,124	10,849
FHLMC, 6.50%, 5/1/31(2)		26,625	30,525
FHLMC, 5.50%, 12/1/33(2)		432,739	475,627
FHLMC, 5.50%, 1/1/38(2)		1,848,603	2,025,463
FHLMC, 6.00%, 2/1/38		1,751,336	1,943,303
FHLMC, 6.00%, 11/1/38		1,940,830	2,151,748
FHLMC, 4.00%, 4/1/41		1,165,890	1,214,286
FHLMC, 6.50%, 7/1/47(2)		65,197	72,780
FNMA, 6.50%, 2/1/12(2)		165	169
FNMA, 6.50%, 5/1/12(2)		403	414
FNMA, 6.00%, 4/1/14(2)		13,561	14,706
FNMA, 7.50%, 6/1/15(2)		1,405	1,414

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

FNMA, 4.50%, 5/1/19(2)	463,096	$497,318
FNMA, 4.50%, 5/1/19(2)	555,295	596,329
FNMA, 5.00%, 9/1/20(2)	887,010	961,395
FNMA, 7.00%, 6/1/26(2)	1,008	1,159
FNMA, 7.50%, 3/1/27(2)	14,835	17,325
FNMA, 6.50%, 6/1/29(2)	14,121	16,204
FNMA, 7.00%, 7/1/29(2)	13,357	15,427
FNMA, 7.00%, 7/1/29(2)	71,732	82,804
FNMA, 7.00%, 3/1/30(2)	25,851	29,858
FNMA, 7.50%, 8/1/30(2)	19,643	23,051
FNMA, 7.50%, 9/1/30(2)	11,398	13,348
FNMA, 6.50%, 9/1/31(2)	88,131	101,137
FNMA, 7.00%, 9/1/31(2)	20,693	23,920
FNMA, 6.50%, 1/1/32(2)	31,341	35,810
FNMA, 7.00%, 6/1/32(2)	255,338	294,807
FNMA, 5.50%, 6/1/33(2)	610,222	672,418
FNMA, 5.50%, 8/1/33(2)	1,507,043	1,660,644
FNMA, 5.50%, 9/1/33(2)	451,408	497,417
FNMA, 5.00%, 11/1/33(2)	2,259,581	2,446,584
FNMA, 5.50%, 1/1/34(2)	1,880,623	2,066,360
FNMA, 4.50%, 9/1/35(2)	1,685,865	1,792,197
FNMA, 5.00%, 2/1/36(2)	2,443,643	2,642,825
FNMA, 5.50%, 4/1/36(2)	458,557	504,650
FNMA, 5.00%, 10/1/36(2)	235,878	254,921
FNMA, 5.50%, 12/1/36(2)	1,322,649	1,452,083
FNMA, 5.50%, 1/1/37	3,239,474	3,565,094
FNMA, 5.50%, 2/1/37(2)	810,340	889,640
FNMA, 6.50%, 8/1/37(2)	656,498	727,637
FNMA, 4.00%, 1/1/41	1,653,428	1,724,129
FNMA, 4.50%, 1/1/41	1,960,481	2,077,395
FNMA, 4.50%, 2/1/41	2,064,595	2,185,782
FNMA, 4.50%, 7/1/41	1,243,770	1,321,829
FNMA, 6.50%, 6/1/47(2)	67,904	75,113
FNMA, 6.50%, 8/1/47(2)	176,486	195,225
FNMA, 6.50%, 8/1/47(2)	274,740	303,911
FNMA, 6.50%, 9/1/47(2)	323,652	358,015
FNMA, 6.50%, 9/1/47(2)	19,724	21,818
FNMA, 6.50%, 9/1/47(2)	178,002	196,902
FNMA, 6.50%, 9/1/47(2)	80,308	88,835
FNMA, 6.50%, 9/1/47(2)	124,875	138,134
GNMA, 7.00%, 1/15/24(2)	5,133	5,972
GNMA, 8.00%, 7/15/24(2)	6,305	7,446
GNMA, 8.00%, 9/15/24(2)	5,109	6,034
GNMA, 9.00%, 4/20/25(2)	2,135	2,569
GNMA, 7.00%, 9/15/25(2)	20,402	23,712
GNMA, 7.50%, 10/15/25(2)	10,203	11,932
GNMA, 7.50%, 2/15/26(2)	16,707	19,550
GNMA, 6.00%, 4/15/26(2)	3,084	3,489
GNMA, 8.25%, 7/15/26(2)	38,646	46,336
GNMA, 9.00%, 8/20/26(2)	414	495

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount		Value

GNMA, 7.00%, 12/15/27(2)		27,223	$31,785
GNMA, 6.50%, 2/15/28(2)		12,126	14,000
GNMA, 6.50%, 2/15/28(2)		2,241	2,587
GNMA, 6.50%, 3/15/28(2)		12,017	13,874
GNMA, 6.50%, 4/15/28(2)		2,331	2,692
GNMA, 6.00%, 7/15/28(2)		10,935	12,404
GNMA, 6.00%, 10/15/28(2)		37,439	42,471
GNMA, 7.00%, 5/15/31(2)		20,434	23,973
GNMA, 5.50%, 11/15/32(2)		249,133	279,589
GNMA, 6.50%, 10/15/38(2)		3,355,713	3,824,032
GNMA, 4.00%, 1/20/41		2,944,605	3,123,853
GNMA, 4.50%, 5/20/41		2,284,282	2,476,242
GNMA, 4.50%, 6/15/41		618,276	670,767

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $47,967,689)			51,880,822

SOVEREIGN GOVERNMENTS AND AGENCIES — 6.5%

AUSTRALIA — 0.2%
Government of Australia, 6.50%, 5/15/13	AUD	445,000	497,078
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	285,000	318,491

			815,569

AUSTRIA — 0.4%
Republic of Austria, 3.40%, 10/20/14	EUR	450,000	684,473
Republic of Austria, 4.30%, 9/15/17(3)	EUR	190,000	303,970
Republic of Austria, 4.35%, 3/15/19(3)	EUR	655,000	1,057,735
Republic of Austria, 4.15%, 3/15/37(3)	EUR	147,000	232,564

			2,278,742

BELGIUM — 0.3%
Kingdom of Belgium, 4.00%, 3/28/14	EUR	725,000	1,079,427
Kingdom of Belgium, 4.00%, 3/28/18	EUR	40,000	58,824
Kingdom of Belgium, 3.75%, 9/28/20	EUR	260,000	371,905
Kingdom of Belgium, 5.00%, 3/28/35	EUR	215,000	328,937

			1,839,093

CANADA — 0.4%
Government of Canada, 3.75%, 6/1/12(2)	CAD	640,000	667,004
Government of Canada, 5.00%, 6/1/14(2)	CAD	490,000	551,729
Government of Canada, 3.75%, 6/1/19	CAD	280,000	317,936
Government of Canada, 5.75%, 6/1/33(2)	CAD	240,000	350,577
Hydro-Quebec, 8.40%, 1/15/22(2)		$77,000	111,966
Province of Ontario Canada, 5.45%, 4/27/16(2)		130,000	154,317

			2,153,529

DENMARK — 0.3%
Kingdom of Denmark, 5.00%, 11/15/13	DKK	4,180,000	876,434

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount		Value

Kingdom of Denmark, 4.00%, 11/15/17	DKK	890,000	$193,955
Kingdom of Denmark, 4.00%, 11/15/19	DKK	290,000	63,589
Kingdom of Denmark, 7.00%, 11/10/24	DKK	1,500,000	426,890
Kingdom of Denmark, 4.50%, 11/15/39	DKK	900,000	222,897

			1,783,765

FINLAND — 0.5%
Government of Finland, 4.25%, 9/15/12	EUR	365,000	542,837
Government of Finland, 3.125%, 9/15/14	EUR	460,000	697,274
Government of Finland, 3.875%, 9/15/17	EUR	245,000	387,628
Government of Finland, 4.375%, 7/4/19	EUR	104,000	168,934
Government of Finland, 3.375%, 4/15/20	EUR	260,000	397,803
Government of Finland, 4.00%, 7/4/25	EUR	146,000	231,728

			2,426,204

FRANCE — 0.3%
French Treasury Note, 2.25%, 2/25/16	EUR	650,000	951,021
Government of France, 4.00%, 4/25/14	EUR	210,000	323,321
Government of France, 5.50%, 4/25/29	EUR	145,000	261,795
Government of France, 4.75%, 4/25/35	EUR	145,000	242,862

			1,778,999

GERMANY — 0.3%
German Federal Republic, 3.00%, 7/4/20	EUR	70,000	108,338
German Federal Republic, 2.25%, 9/4/20	EUR	450,000	656,244
German Federal Republic, 4.75%, 7/4/34	EUR	335,000	609,216
German Federal Republic, 4.25%, 7/4/39	EUR	200,000	348,568

			1,722,366

ITALY — 0.3%
Republic of Italy, 5.25%, 8/1/17	EUR	400,000	600,318
Republic of Italy, 4.75%, 8/1/23	EUR	300,000	410,107
Republic of Italy, 5.00%, 8/1/34	EUR	260,000	325,703
Republic of Italy, 4.00%, 2/1/37	EUR	193,000	208,734

			1,544,862

JAPAN — 1.7%
Government of Japan, 1.20%, 3/20/12	JPY	3,900,000	51,228
Government of Japan, 1.20%, 6/20/15	JPY	126,800,000	1,714,508
Government of Japan, 1.70%, 9/20/17	JPY	85,000,000	1,191,528
Government of Japan, 1.50%, 9/20/18	JPY	179,500,000	2,490,080
Government of Japan, 2.10%, 12/20/26	JPY	178,700,000	2,489,636
Government of Japan, 2.40%, 3/20/37	JPY	18,700,000	265,152
Japan Finance Organization for Municipalities, 1.90%, 6/22/18	JPY	80,000,000	1,134,209

			9,336,341

MULTI-NATIONAL — 0.1%
European Investment Bank, 2.50%, 7/15/15	EUR	180,000	264,339

NETHERLANDS — 0.3%
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	440,000	699,847

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount		Value

Kingdom of Netherlands, 3.50%, 7/15/20	EUR	345,000	$535,440
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	220,000	361,119

			1,596,406

NORWAY†
Government of Norway, 4.25%, 5/19/17	NOK	930,000	190,606

SPAIN — 0.3%
Government of Spain, 4.25%, 1/31/14	EUR	170,000	247,528
Government of Spain, 5.50%, 7/30/17	EUR	400,000	605,647
Government of Spain, 5.50%, 4/30/21	EUR	270,000	401,198
Government of Spain, 4.90%, 7/30/40	EUR	310,000	381,332

			1,635,705

SWEDEN — 0.1%
Government of Sweden, 6.75%, 5/5/14	SEK	2,400,000	430,811
Government of Sweden, 4.25%, 3/12/19	SEK	1,505,000	274,100

			704,911

SWITZERLAND — 0.1%
Switzerland Government Bond, 3.75%, 6/10/15	CHF	305,000	426,438
Switzerland Government Bond, 2.00%, 4/28/21	CHF	150,000	201,109

			627,547

UNITED KINGDOM — 0.9%
Government of United Kingdom, 5.00%, 3/7/12	GBP	15,000	24,913
Government of United Kingdom, 5.00%, 9/7/14	GBP	340,000	618,417
Government of United Kingdom, 4.00%, 9/7/16	GBP	405,000	736,189
Government of United Kingdom, 4.50%, 3/7/19	GBP	495,000	932,200
Government of United Kingdom, 3.75%, 9/7/19	GBP	255,000	456,759
Government of United Kingdom, 8.00%, 6/7/21	GBP	69,000	165,360
Government of United Kingdom, 4.25%, 6/7/32	GBP	180,000	317,590
Government of United Kingdom, 4.25%, 3/7/36	GBP	370,000	645,808
Government of United Kingdom, 4.50%, 12/7/42	GBP	580,000	1,054,478

			4,951,714

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $32,580,112)			35,650,698

U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 2.7%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.4%
FNMA, 5.375%, 6/12/17(2)		$5,500,000	6,653,570
FNMA, 6.625%, 11/15/30(2)		652,000	926,263

			7,579,833

GOVERNMENT-BACKED CORPORATE BONDS(5) — 1.3%
Bank of America Corp., VRN, 0.553%, 10/31/11(2)		2,400,000	2,406,823

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)
	Shares/ Principal Amount	Value

Citigroup Funding, Inc., VRN, 0.583%, 10/31/11(2)	2,500,000	$2,506,813
Morgan Stanley, VRN, 0.597%, 9/20/11(2)	2,500,000	2,509,222

		7,422,858

TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS (Cost $14,119,039)		15,002,691

COMMERCIAL PAPER(6) — 1.8%

Austin, TX, 1.00%, 10/18/11(2)	2,000,000	1,999,460
Chicago, IL, 0.304%, 11/2/11	1,656,000	1,655,106
Crown Point Capital Co. LLC, 0.186%, 9/9/11(2)(3)	2,250,000	2,249,906
Lexington Parker Capital, 0.254%, 11/2/11(2)(3)	2,000,000	1,999,462
Salvation Army (The), 0.32%, 10/3/11(2)	1,900,000	1,900,000

TOTAL COMMERCIAL PAPER (Cost $9,803,255)		9,803,933

COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 1.5%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(2)	350,000	368,284
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.115%, 10/10/45(2)	250,000	272,132
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, 5.176%, 10/10/45(2)	250,000	251,938
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.234%, 9/1/11	240,610	247,492
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.979%, 9/1/11(2)	150,000	150,942
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.799%, 9/1/11(2)	300,000	318,867
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.396%, 9/1/11(2)	752,000	803,112
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.761%, 7/10/39(2)	400,000	426,177
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.751%, 7/10/39(2)	875,000	935,742
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.568%, 1/15/31(2)	575,000	606,043
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.367%, 3/15/36(2)	600,000	629,840
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.499%, 9/11/11(2)	250,000	270,069
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 4.998%, 4/15/30	600,000	608,698
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4 SEQ, VRN, 5.197%, 9/11/11(2)	200,000	218,753

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.263%, 9/11/11(2)	350,000	$357,303
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.882%, 8/13/42(2)	130,499	131,291
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 SEQ, 6.39%, 10/15/35(2)	137,701	137,844
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A3 SEQ, 4.719%, 1/15/41(2)	47,959	48,164
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.502%, 10/15/41(2)	200,000	203,695
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A5, 5.087%, 7/15/42(2)	190,152	190,884
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 9/1/11(2)	900,000	919,941

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,023,992)		8,097,211

MUNICIPAL SECURITIES — 1.2%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.499%, 2/15/50(2)	65,000	78,992
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.918%, 4/1/40(2)	130,000	159,890
California GO, (Building Bonds), 7.30%, 10/1/39(2)	80,000	94,155
California GO, (Building Bonds), 7.60%, 11/1/40(2)	25,000	30,395
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.53%, 9/1/11 (LOC: Bank of America N.A.)(2)	2,500,000	2,500,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	350,000	305,644
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	55,000	57,363
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(2)	190,000	234,551
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.716%, 7/1/39(2)	80,000	87,026
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.814%, 11/15/40(2)	55,000	64,630
Municipal Electric Auth. of Georgia Rev., Series 2010 J, (Building Bonds), 6.637%, 4/1/57(2)	85,000	86,714
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.414%, 1/1/40(2)	100,000	133,321
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.102%, 1/1/41(2)	75,000	94,862
New York GO, Series 2010 F1, (Building Bonds), 6.271%, 12/1/37(2)	80,000	95,827
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.879%, 12/1/34(2)	110,000	114,170
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.24%, 9/7/11 (LOC: FNMA)(2)	920,000	920,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.834%, 11/15/34(2)	70,000	80,594
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.665%, 5/1/40(2)	175,000	194,617

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.156%, 5/15/36(2)	$180,000	$198,688
Salt River Agricultural Improvement & Power District Rev., Series 2010 A, (Building Bonds), 4.839%, 1/1/41(2)	95,000	99,733
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(2)	150,000	165,801
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.876%, 4/1/32(2)	105,000	120,115
Texas GO, (Building Bonds), 5.517%, 4/1/39(2)	150,000	173,698
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(2)	170,000	179,806

TOTAL MUNICIPAL SECURITIES (Cost $6,004,867)		6,270,592

COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 0.3%

FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)	1,400,000	1,555,081
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.618%, 9/25/11(2)	141,255	141,431

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,496,797)		1,696,512

EXCHANGE-TRADED FUNDS†

iShares Russell 2000 Index Fund	892	64,750
iShares Russell 2000 Value Index Fund	201	12,922
iShares S&P SmallCap 600 Index Fund	272	17,808

TOTAL EXCHANGE-TRADED FUNDS (Cost $90,731)		95,480

CONVERTIBLE PREFERRED STOCKS†

INSURANCE†
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	1,031	52,581

LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	94	9,165

MEDIA†
LodgeNet Interactive Corp., 10.00%(3)	7	5,329

REAL ESTATE INVESTMENT TRUSTS (REITS)†
Entertainment Properties Trust, Series E, 9.00%	336	9,240
Lexington Realty Trust, Series C, 6.50%	156	6,578

		15,818

TOBACCO†
Universal Corp., 6.75%	11	11,182

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $105,228)		94,075

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

PREFERRED STOCKS†

DuPont Fabros Technology, Inc., Series A, 7.875%	293	$7,354
National Retail Properties, Inc., Series C, 7.375%	598	15,136
PS Business Parks, Inc., Series O, 7.375%	229	5,828

TOTAL PREFERRED STOCKS (Cost $27,549)		28,318

TEMPORARY CASH INVESTMENTS — 5.6%

SSgA U.S. Government Money Market Fund (Cost $30,444,236)	30,444,236	30,444,236

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $488,037,919)		548,043,351

OTHER ASSETS AND LIABILITIES — (0.1)%		(308,812)

TOTAL NET ASSETS — 100.0%		$547,734,539

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

16,542	AUD for USD	Westpac Banking Corp.	10/28/11	$17,559	$(345)
29,000	AUD for USD	Westpac Banking Corp.	10/28/11	30,783	(845)
61,000	CAD for USD	Westpac Banking Corp.	10/28/11	62,207	(1,559)
59,719	CAD for USD	UBS AG	9/30/11	60,941	(53)
9,000	CHF for USD	HSBC Bank plc	10/28/11	11,188	(562)
3,085,000	CZK for USD	Deutsche Bank AG	10/31/11	183,766	2,578
1,438,375	DKK for USD	Barclays Bank plc	10/28/11	277,188	(1,984)
1,276,000	EUR for USD	UBS AG	10/28/11	1,831,729	17,376
512,000	EUR for USD	Barclays Bank plc	10/28/11	734,988	8,921
1,736	EUR for USD	UBS AG	9/30/11	2,493	(25)
116,000	GBP for USD	Westpac Banking Corp.	10/28/11	188,186	(1,138)
349,000	GBP for USD	Barclays Bank plc	10/28/11	566,179	2,111
70,000	HKD for USD	Westpac Banking Corp.	10/28/11	8,996	6
26,579,145	JPY for USD	Westpac Banking Corp.	10/28/11	347,287	6,533
1,285,087,001	KRW for USD	HSBC Bank plc	10/28/11	1,200,401	(11,145)
1,806,411	NOK for USD	Deutsche Bank AG	10/28/11	335,682	628
3,000	NOK for USD	Westpac Banking Corp.	10/28/11	557	1
220,500	NZD for USD	Westpac Banking Corp.	10/28/11	187,089	(3,620)
7,000	NZD for USD	Westpac Banking Corp.	10/28/11	5,939	(168)
129,497	SEK for USD	HSBC Bank plc	10/28/11	20,358	(236)
289,000	SGD for USD	HSBC Bank plc	10/28/11	240,042	605
17,469,000	TWD for USD	HSBC Bank plc	10/28/11	602,717	(6,065)

				$6,916,275	$11,014
(Value on Settlement Date $6,905,261)
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

60,000	AUD for USD	HSBC Bank plc	10/28/11	$63,689	$(2,879)

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

75,714	CAD for USD	Barclays Bank plc	10/28/11	$77,213	$2,857
115,000	CAD for USD	HSBC Bank plc	10/28/11	117,276	(1,688)
834,915	CAD for USD	UBS AG	9/30/11	851,987	(5,784)
655,719	CHF for USD	UBS AG	10/28/11	815,098	1,687
2,350,000	DKK for USD	HSBC Bank plc	10/28/11	452,866	(3,814)
86,000	EUR for USD	HSBC Bank plc	10/28/11	123,455	1,026
22,000	EUR for USD	Westpac Banking Corp.	10/28/11	31,582	(160)
17,000	EUR for USD	HSBC Bank plc	10/28/11	24,404	(5)
284,000	EUR for USD	HSBC Bank plc	10/28/11	407,689	1,379
68,944	EUR for USD	UBS AG	9/30/11	99,003	(54)
342,234	EUR for USD	UBS AG	9/30/11	491,447	(265)
298,336	GBP for USD	HSBC Bank plc	10/28/11	483,988	4,687
33,000	GBP for USD	UBS AG	10/28/11	53,536	313
27,460	GBP for USD	UBS AG	10/28/11	44,548	55
16,477	GBP for USD	UBS AG	10/28/11	26,730	33
59,000	GBP for USD	HSBC Bank plc	10/28/11	95,715	(251)
301,870	GBP for USD	Credit Suisse Securities	9/30/11	489,874	1,318
9,484,000	JPY for USD	Westpac Banking Corp.	10/28/11	123,919	(1,859)
22,153,000	JPY for USD	Westpac Banking Corp.	10/28/11	289,454	(530)
893,000	JPY for USD	Westpac Banking Corp.	10/28/11	11,668	13
184,000	NOK for USD	HSBC Bank plc	10/28/11	34,192	(1,130)
15,000	NZD for USD	HSBC Bank plc	10/28/11	12,727	(563)
3,000	SEK for USD	Westpac Banking Corp.	10/28/11	472	3
334,000	SEK for USD	HSBC Bank plc	10/28/11	52,507	(1,773)

				$5,275,039	$(7,384)

(Value on Settlement Date $5,267,655)
FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

25	S&P 500 E-Mini	September 2011	$1,522,125	$(60)
10	U.S. Long Bond	December 2011	1,360,312	(6,507)

			$2,882,437	$(6,567)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

35	U.S. Treasury 2-Year Notes	December 2011	$7,717,500	$468

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
LOC	-	Letter of Credit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $10,600,000.
(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $11,350,581, which represented 2.1% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.
(5)
The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(6)	The rate indicated is the yield to maturity at purchase.

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$209,613,317	—	—
Foreign Common Stocks	7,951,902	$34,900,373	—
U.S. Treasury Securities	—	81,651,909	—
Corporate Bonds	—	54,861,282	—
U.S. Government Agency Mortgage-Backed Securities	—	51,880,822	—
Sovereign Governments and Agencies	—	35,650,698	—
U.S. Government Agency Securities and Equivalents	—	15,002,691	—
Commercial Paper	—	9,803,934	—
Commercial Mortgage-Backed Securities	—	8,097,211	—
Municipal Securities	—	6,270,592	—
Collateralized Mortgage Obligations	—	1,696,512	—
Exchange-Traded Funds	95,480	—	—
Convertible Preferred Stocks	—	94,075	—
Preferred Stocks	—	28,318	—
Temporary Cash Investments	30,444,236	—	—

Total Value of Investment Securities	$248,104,935	$299,938,417	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,630	—
Futures Contracts	$(6,099)	—	—
Total Unrealized Gain (Loss) on Other Financial Instruments	$(6,099)	$3,630	—

3. Federal Tax Information

As of August 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$510,042,666
Gross tax appreciation of investments	$45,855,835
Gross tax depreciation of investments	(7,855,150)
Net tax appreciation (depreciation) of investments	$38,000,685

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Moderate Fund

August 31, 2011

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 64.6%

AEROSPACE AND DEFENSE — 1.7%
AAR Corp.	1,033	$24,368
Alliant Techsystems, Inc.	2,700	171,369
American Science & Engineering, Inc.	1,407	94,888
BE Aerospace, Inc.(1)	65,100	2,267,433
Ceradyne, Inc.(1)	1,032	32,364
Curtiss-Wright Corp.	7,123	219,317
Esterline Technologies Corp.(1)	500	37,645
European Aeronautic Defence and Space Co. NV	52,170	1,655,100
General Dynamics Corp.	35,390	2,267,791
Goodrich Corp.	8,563	763,648
Honeywell International, Inc.	34,291	1,639,453
Huntington Ingalls Industries, Inc.(1)	11,717	350,807
ITT Corp.	23,995	1,135,923
Lockheed Martin Corp.	7,300	541,587
Moog, Inc., Class A(1)	1,000	39,880
National Presto Industries, Inc.	825	80,025
Northrop Grumman Corp.	43,493	2,375,588
Raytheon Co.	18,000	778,140
Safran SA	73,690	2,860,752
Teledyne Technologies, Inc.(1)	700	38,213
Textron, Inc.	20,814	351,132
TransDigm Group, Inc.(1)	28,800	2,645,568
Triumph Group, Inc.	4,646	243,357
United Technologies Corp.	72,324	5,370,057
Zodiac Aerospace	13,340	1,074,657

		27,059,062

AIR FREIGHT AND LOGISTICS — 0.3%
Forward Air Corp.	1,016	28,865
Hyundai Glovis Co. Ltd.	4,967	905,546
United Parcel Service, Inc., Class B	67,244	4,531,573

		5,465,984

AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	564	32,560
Allegiant Travel Co.(1)	519	24,367
JetBlue Airways Corp.(1)	6,143	26,722
Southwest Airlines Co.	163,886	1,412,697

		1,496,346

AUTO COMPONENTS — 0.5%
American Axle & Manufacturing Holdings, Inc.(1)	16,203	151,498
Amerigon, Inc.(1)	1,116	14,921
Autoliv, Inc.	15,543	867,610
BorgWarner, Inc.(1)	40,712	2,906,430
Cooper Tire & Rubber Co.	3,800	46,094
Dana Holding Corp.(1)	1,970	25,118
Mando Corp.	2,700	469,466

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)
	Shares	Value

Pirelli & C SpA	168,650	$1,412,410
Standard Motor Products, Inc.	2,500	32,925
Tenneco, Inc.(1)	2,152	70,607
TRW Automotive Holdings Corp.(1)	37,165	1,549,409

		7,546,488

AUTOMOBILES — 0.8%
Bayerische Motoren Werke AG	17,450	1,412,522
Brilliance China Automotive Holdings Ltd.(1)	616,000	747,664
Ford Motor Co.(1)	243,845	2,711,557
Harley-Davidson, Inc.	46,693	1,805,151
Hyundai Motor Co.	10,198	1,940,473
Kia Motors Corp.	12,497	827,003
Nissan Motor Co. Ltd.	231,200	2,104,563
PT Astra International Tbk	108,000	872,491
Tata Motors Ltd.	19,665	319,401
Thor Industries, Inc.	12,800	284,544

		13,025,369

BEVERAGES — 1.3%
Anheuser-Busch InBev NV	22,325	1,233,087
Cia de Bebidas das Americas Preference Shares ADR	34,996	1,247,258
Coca-Cola Co. (The)	72,008	5,072,964
Coca-Cola Enterprises, Inc.	70,644	1,951,187
Constellation Brands, Inc., Class A(1)	92,220	1,823,189
Dr Pepper Snapple Group, Inc.	74,646	2,872,378
Fomento Economico Mexicano SAB de CV ADR	9,806	675,830
Hansen Natural Corp.(1)	7,157	610,635
PepsiCo, Inc.	64,433	4,151,418
Pernod-Ricard SA	9,699	870,789
Primo Water Corp.(1)	6,855	48,465

		20,557,200

BIOTECHNOLOGY — 1.0%
Acorda Therapeutics, Inc.(1)	1,175	30,609
Alexion Pharmaceuticals, Inc.(1)	52,870	3,063,552
Alkermes, Inc.(1)	2,847	49,367
Amgen, Inc.	98,149	5,437,945
ARIAD Pharmaceuticals, Inc.(1)	4,192	41,249
Biogen Idec, Inc.(1)	26,892	2,533,226
Cepheid, Inc.(1)	1,950	70,707
Cubist Pharmaceuticals, Inc.(1)	9,920	344,125
Exelixis, Inc.(1)	3,873	28,970
Gilead Sciences, Inc.(1)	52,010	2,074,419
Grifols SA(1)	50,480	1,039,134
Human Genome Sciences, Inc.(1)	11,206	144,221
ImmunoGen, Inc.(1)	1,737	18,864
Incyte Corp. Ltd.(1)	2,802	45,028
InterMune, Inc.(1)	747	20,094
Ironwood Pharmaceuticals, Inc.(1)	1,599	20,371
Isis Pharmaceuticals, Inc.(1)	3,242	24,283

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Momenta Pharmaceuticals, Inc.(1)	1,506	$25,482
NPS Pharmaceuticals, Inc.(1)	2,627	19,597
Onyx Pharmaceuticals, Inc.(1)	1,964	66,835
PDL BioPharma, Inc.	3,995	24,409
Seattle Genetics, Inc.(1)	2,991	52,014
Theravance, Inc.(1)	1,874	35,606
United Therapeutics Corp.(1)	12,046	519,785
Vertex Pharmaceuticals, Inc.(1)	14,400	651,888

		16,381,780

BUILDING PRODUCTS†
Apogee Enterprises, Inc.	1,782	16,733
Nortek, Inc.(1)	200	5,400
Simpson Manufacturing Co., Inc.	800	22,744

		44,877

CAPITAL MARKETS — 1.1%
Affiliated Managers Group, Inc.(1)	12,372	1,078,343
American Capital Ltd.(1)	100,200	872,742
Ameriprise Financial, Inc.	23,100	1,055,670
Apollo Investment Corp.	12,900	117,261
Ares Capital Corp.	1,315	20,001
Artio Global Investors, Inc.	4,167	37,878
Bank of New York Mellon Corp. (The)	165,807	3,427,231
BGC Partners, Inc., Class A	2,359	15,499
BlackRock Kelso Capital Corp.	3,900	34,203
BlackRock, Inc.	6,349	1,045,998
Calamos Asset Management, Inc., Class A	411	4,846
Fifth Street Finance Corp.	3,100	30,721
Franklin Resources, Inc.	4,065	487,475
Goldman Sachs Group, Inc. (The)	18,600	2,161,692
Hercules Technology Growth Capital, Inc.	5,865	55,717
HFF, Inc., Class A(1)	6,290	74,348
Knight Capital Group, Inc., Class A(1)	2,500	32,275
Legg Mason, Inc.	31,948	909,560
MCG Capital Corp.	7,000	33,180
Morgan Stanley	58,100	1,016,750
Northern Trust Corp.	52,656	2,023,570
PennantPark Investment Corp.	5,100	52,224
Piper Jaffray Cos.(1)	500	11,915
Prospect Capital Corp.	3,000	26,340
State Street Corp.	9,606	341,205
T. Rowe Price Group, Inc.	10,300	550,844
Triangle Capital Corp.	4,270	71,522
UBS AG(1)	61,540	891,198
Waddell & Reed Financial, Inc.	1,817	56,727
WisdomTree Investments, Inc.(1)	5,413	48,879

		16,585,814

CHEMICALS — 1.6%
A. Schulman, Inc.	920	16,781

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Air Liquide SA	15,112	$1,965,045
Albemarle Corp.	29,000	1,470,590
Arch Chemicals, Inc.	459	21,541
Balchem Corp.	1,816	75,001
BASF SE	11,600	827,672
CF Industries Holdings, Inc.	1,927	352,294
China BlueChemical Ltd. H Shares	628,000	494,441
China Lumena New Materials Corp.	790,000	219,167
Christian Hansen Holding A/S	33,293	759,460
E.I. du Pont de Nemours & Co.	52,490	2,533,692
Eastman Chemical Co.	13,358	1,105,107
Ferro Corp.(1)	2,806	23,486
Flotek Industries, Inc.(1)	4,989	34,574
Georgia Gulf Corp.(1)	932	19,749
H.B. Fuller Co.	3,800	84,246
Hawkins, Inc.	700	25,375
International Flavors & Fragrances, Inc.	24,300	1,409,886
Intrepid Potash, Inc.(1)	2,302	78,774
LG Chem Ltd.	2,749	975,298
LyondellBasell Industries NV, Class A	23,683	820,616
Mexichem SAB de CV	87,872	352,103
Minerals Technologies, Inc.	8,238	477,886
Monsanto Co.	47,713	3,288,857
NewMarket Corp.	413	69,252
Olin Corp.	19,689	392,599
OM Group, Inc.(1)	2,410	76,228
PPG Industries, Inc.	24,277	1,859,375
Rockwood Holdings, Inc.(1)	29,248	1,491,648
Sensient Technologies Corp.	833	30,280
Solutia, Inc.(1)	3,457	60,083
Syngenta AG(1)	6,400	2,037,104
TPC Group, Inc.(1)	1,356	43,256
Umicore SA	13,000	629,144
Yara International ASA	22,170	1,222,517

		25,343,127

COMMERCIAL BANKS — 3.0%
Agricultural Bank of China Ltd. H Shares	906,000	436,369
American National Bankshares, Inc.	1,800	33,300
Associated Banc-Corp.	3,500	38,500
Banco Bilbao Vizcaya Argentaria SA	91,156	829,934
Banco do Brasil SA	70,900	1,183,374
Banco Latinoamericano de Comercio Exterior SA E Shares	3,765	62,913
BancorpSouth, Inc.	200	2,258
Barclays plc	180,862	501,311
BNP Paribas	22,175	1,142,618
BOK Financial Corp.	2,098	103,222
Boston Private Financial Holdings, Inc.	6,752	42,065
Bryn Mawr Bank Corp.	1,450	27,565
Cathay General Bancorp.	3,753	48,113

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

CIMB Group Holdings Bhd	191,800	$462,237
Comerica, Inc.	42,134	1,078,209
Commerce Bancshares, Inc.	31,137	1,232,091
Commonwealth Bank of Australia	27,350	1,409,750
Community Bank System, Inc.	1,111	27,808
Credicorp Ltd.	6,292	626,935
Cullen/Frost Bankers, Inc.	5,309	270,706
CVB Financial Corp.	2,700	23,544
DBS Group Holdings Ltd.	79,000	869,177
F.N.B. Corp.	3,778	33,889
First Commonwealth Financial Corp.	494	2,223
First Horizon National Corp.	24,282	170,945
First Interstate Bancsystem, Inc.	2,200	26,818
First Midwest Bancorp., Inc.	2,700	23,706
FirstMerit Corp.	6,200	77,252
Fulton Financial Corp.	9,600	88,032
HDFC Bank Ltd. ADR	15,520	517,747
HDFC Bank Ltd.	95,366	985,236
Heritage Financial Corp.	3,709	43,284
Home Bancshares, Inc.	3,258	76,498
HSBC Holdings plc (Hong Kong)	156,197	1,349,146
IBERIABANK Corp.	800	38,512
ICICI Bank Ltd.	26,114	503,042
Industrial & Commercial Bank of China Ltd. H Shares	2,450,700	1,611,588
Itau Unibanco Holding SA Preference Shares	62,454	1,127,146
Kasikornbank PCL NVDR	285,200	1,213,313
Lakeland Financial Corp.	2,200	47,916
M&T Bank Corp.	1,854	141,034
MB Financial, Inc.	1,000	16,300
Mitsubishi UFJ Financial Group, Inc.	228,000	1,024,318
National Bankshares, Inc.	1,361	35,264
Old National Bancorp.	4,626	45,381
OTP Bank plc	17,628	386,975
Pacific Continental Corp.	3,400	28,016
Park Sterling Corp.(1)	7,900	32,548
Pinnacle Financial Partners, Inc.(1)	4,684	59,393
PNC Financial Services Group, Inc.	36,572	1,833,720
Powszechna Kasa Oszczednosci Bank Polski SA	104,495	1,316,012
PT Bank Mandiri (Persero) Tbk	1,763,801	1,453,582
PT Bank Rakyat Indonesia (Persero) Tbk	949,000	759,665
Sandy Spring Bancorp, Inc.	1,140	18,639
Sberbank of Russia	973,599	2,896,457
Signature Bank(1)	1,856	103,212
Standard Chartered plc	59,506	1,352,345
SunTrust Banks, Inc.	19,925	396,507
SVB Financial Group(1)	600	27,648
Swedbank AB A Shares	92,150	1,267,853
TCF Financial Corp.	3,600	37,584
Texas Capital Bancshares, Inc.(1)	3,248	83,376
Trico Bancshares	2,800	37,884

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Trustmark Corp.	2,440	$52,460
Turkiye Garanti Bankasi AS	233,659	863,114
U.S. Bancorp.	132,917	3,085,004
Umpqua Holdings Corp.	3,500	34,195
UniCredit SpA	607,220	822,116
United Bankshares, Inc.	1,600	35,952
Washington Banking Co.	2,196	24,376
Webster Financial Corp.	1,209	21,883
Wells Fargo & Co.	358,335	9,352,543
West Coast Bancorp.(1)	2,257	33,404
Westamerica Bancorp.	5,545	235,163
Wintrust Financial Corp.	2,100	66,318

		46,368,533

COMMERCIAL SERVICES AND SUPPLIES — 0.5%
Aggreko plc	32,010	1,007,540
Avery Dennison Corp.	20,600	599,666
Brink's Co. (The)	1,724	44,307
Deluxe Corp.	2,132	47,181
G&K Services, Inc., Class A	2,206	62,253
Metalico, Inc.(1)	8,200	36,326
Pitney Bowes, Inc.	12,034	244,411
Republic Services, Inc.	85,664	2,600,759
Steelcase, Inc., Class A	7,172	59,384
Stericycle, Inc.(1)	22,200	1,947,162
SYKES Enterprises, Inc.(1)	4,866	76,153
Team, Inc.(1)	1,533	38,233
US Ecology, Inc.	3,700	67,673
Waste Management, Inc.	8,080	266,963

		7,098,011

COMMUNICATIONS EQUIPMENT — 0.9%
Acme Packet, Inc.(1)	933	43,935
Aruba Networks, Inc.(1)	20,300	432,999
Bel Fuse, Inc., Class B	2,200	38,148
Blue Coat Systems, Inc.(1)	1,632	23,958
Cisco Systems, Inc.	307,378	4,819,687
Comba Telecom Systems Holdings Ltd.	318,952	272,421
Emulex Corp.(1)	58,180	400,860
Harris Corp.	10,400	419,640
HTC Corp.	74,412	1,939,209
Motorola Solutions, Inc.(1)	23,137	973,836
Netgear, Inc.(1)	2,641	73,446
Oplink Communications, Inc.(1)	1,435	23,721
Polycom, Inc.(1)	66,232	1,576,322
QUALCOMM, Inc.	43,585	2,242,883
Riverbed Technology, Inc.(1)	13,648	338,197
ShoreTel, Inc.(1)	916	6,394
Sycamore Networks, Inc.	2,310	39,709
Telefonaktiebolaget LM Ericsson B Shares	55,540	626,648
Tellabs, Inc.	9,000	36,720

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

ZTE Corp. H Shares	108,080	$299,842

		14,628,575

COMPUTERS AND PERIPHERALS — 1.7%
Apple, Inc.(1)	38,907	14,972,581
Catcher Technology Co. Ltd.	220,150	1,726,473
Dell, Inc.(1)	203,908	3,031,092
Electronics for Imaging, Inc.(1)	1,709	24,285
EMC Corp.(1)	60,266	1,361,409
Hewlett-Packard Co.	90,800	2,363,524
Lexmark International, Inc., Class A(1)	29,006	927,032
NetApp, Inc.(1)	19,990	752,024
QLogic Corp.(1)	6,531	91,238
Synaptics, Inc.(1)	395	9,650
USA Technologies, Inc.(1)	13,754	26,820
Western Digital Corp.(1)	26,500	781,485

		26,067,613

CONSTRUCTION AND ENGINEERING — 0.3%
Comfort Systems USA, Inc.	2,000	19,120
EMCOR Group, Inc.(1)	2,041	46,759
Fluor Corp.	32,105	1,949,416
Granite Construction, Inc.	9,772	202,573
JGC Corp.	36,000	1,014,131
KBR, Inc.	42,352	1,272,678
Larsen & Toubro Ltd.	10,000	351,421
Pike Electric Corp.(1)	5,648	47,669
URS Corp.(1)	7,728	271,021

		5,174,788

CONSTRUCTION MATERIALS — 0.1%
China National Building Material Co. Ltd. H Shares	382,000	642,730
CRH plc	29,040	518,530
Martin Marietta Materials, Inc.	3,400	240,822
PT Semen Gresik (Persero) Tbk	567,500	618,760

		2,020,842

CONSUMER FINANCE — 0.6%
American Express Co.	85,457	4,248,067
Capital One Financial Corp.	37,035	1,705,462
Cash America International, Inc.	22,462	1,255,177
Discover Financial Services	80,200	2,017,832
EZCORP, Inc., Class A(1)	4,372	146,681
International Personal Finance plc	123,089	546,481
World Acceptance Corp.(1)	2,414	157,272

		10,076,972

CONTAINERS AND PACKAGING — 0.2%
Bemis Co., Inc.	40,309	1,251,998
Crown Holdings, Inc.(1)	51,300	1,819,611

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Sonoco Products Co.	2,314	$73,099

		3,144,708

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.(1)	700	24,864
Li & Fung Ltd.	542,000	977,373

		1,002,237

DIVERSIFIED CONSUMER SERVICES — 0.2%
Apollo Group, Inc., Class A(1)	10,021	469,233
Career Education Corp.(1)	563	9,554
ITT Educational Services, Inc.(1)	25,910	1,869,666
K12, Inc.(1)	353	9,489
MegaStudy Co. Ltd.	380	50,472
Regis Corp.	398	5,878
Sotheby's	2,481	92,318
Steiner Leisure, Ltd.(1)	2,110	84,168
Weight Watchers International, Inc.	19,080	1,154,722

		3,745,500

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Bank of America Corp.	170,155	1,390,166
Citigroup, Inc.	98,987	3,073,546
Compass Diversified Holdings	3,300	45,276
JPMorgan Chase & Co.	174,502	6,554,295
MarketAxess Holdings, Inc.	3,575	105,391
ORIX Corp.	19,280	1,737,391

		12,906,065

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
8x8, Inc.(1)	9,176	39,732
AT&T, Inc.	352,841	10,048,912
Atlantic Tele-Network, Inc.	1,349	44,787
CenturyLink, Inc.	76,011	2,747,798
China Unicom Ltd. ADR	70,901	1,499,556
China Unicom Ltd.	284,000	601,861
Premiere Global Services, Inc.(1)	6,209	51,907
tw telecom, Inc.(1)	21,700	418,593
Verizon Communications, Inc.	199,277	7,207,849
Vonage Holdings Corp.(1)	3,647	13,202
Windstream Corp.	28,551	362,598

		23,036,795

ELECTRIC UTILITIES — 0.7%
American Electric Power Co., Inc.	59,718	2,306,906
El Paso Electric Co.	2,044	70,702
Empire District Electric Co. (The)	33,390	692,843
Entergy Corp.	30,626	1,997,121
Exelon Corp.	17,500	754,600
Great Plains Energy, Inc.	34,318	670,917

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

IDACORP, Inc.	7,300	$278,860
MGE Energy, Inc.	712	30,011
Northeast Utilities	17,858	619,673
NV Energy, Inc.	79,119	1,180,455
Portland General Electric Co.	16,578	399,861
PPL Corp.	47,700	1,377,576
Unitil Corp.	1,084	28,347
Westar Energy, Inc.	48,121	1,282,425

		11,690,297

ELECTRICAL EQUIPMENT — 0.5%
ABB Ltd.(1)	50,000	1,072,160
Brady Corp., Class A	16,900	464,750
Emerson Electric Co.	19,221	894,737
Encore Wire Corp.	4,854	108,778
Franklin Electric Co., Inc.	990	42,481
Hubbell, Inc., Class B	12,026	711,097
LSI Industries, Inc.	3,400	25,058
Polypore International, Inc.(1)	25,813	1,591,888
Rockwell Automation, Inc.	16,543	1,060,902
Schneider Electric SA	4,299	574,941
Thomas & Betts Corp.(1)	27,398	1,196,745

		7,743,537

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Anixter International, Inc.	665	39,242
Benchmark Electronics, Inc.(1)	3,063	41,504
Cognex Corp.	4,615	147,680
Coherent, Inc.(1)	700	30,947
Electro Scientific Industries, Inc.(1)	1,273	19,248
FARO Technologies, Inc.(1)	435	16,517
Hon Hai Precision Industry Co. Ltd.	243,645	615,632
IPG Photonics Corp.(1)	10,100	585,598
Jabil Circuit, Inc.	25,555	430,602
KEMET Corp.(1)	5,815	53,614
Littelfuse, Inc.	3,286	152,437
Measurement Specialties, Inc.(1)	458	14,303
Methode Electronics, Inc.	3,100	30,287
Molex, Inc.	3,043	66,490
Molex, Inc., Class A	36,645	677,200
MTS Systems Corp.	810	29,257
Murata Manufacturing Co. Ltd.	24,500	1,491,054
Park Electrochemical Corp.	2,036	50,391
Plexus Corp.(1)	4,600	122,268
Tech Data Corp.(1)	1,300	61,204
TPK Holding Co. Ltd.(1)	24,300	589,710
Trimble Navigation Ltd.(1)	16,900	627,666
Vishay Intertechnology, Inc.(1)	121,233	1,382,056

		7,274,907

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

ENERGY EQUIPMENT AND SERVICES — 1.6%
Atwood Oceanics, Inc.(1)	15,400	$648,186
Basic Energy Services, Inc.(1)	6,325	138,264
Bristow Group, Inc.	900	39,582
Cal Dive International, Inc.(1)	8,056	23,443
CARBO Ceramics, Inc.	5,900	944,885
China Oilfield Services Ltd. H Shares	204,000	320,181
Complete Production Services, Inc.(1)	5,643	163,986
Core Laboratories NV	13,771	1,536,568
Diamond Offshore Drilling, Inc.	8,801	560,888
Halliburton Co.	46,634	2,069,150
Helix Energy Solutions Group, Inc.(1)	57,684	974,283
Hornbeck Offshore Services, Inc.(1)	1,511	36,838
Key Energy Services, Inc.(1)	900	12,951
Matrix Service Co.(1)	2,551	27,729
Mitcham Industries, Inc.(1)	2,501	42,042
National Oilwell Varco, Inc.	50,800	3,358,896
Newpark Resources, Inc.(1)	4,668	38,651
Oil States International, Inc.(1)	9,400	621,152
Petrofac Ltd.	28,116	623,908
Pioneer Drilling Co.(1)	13,859	175,178
Saipem SpA	60,234	2,704,809
Schlumberger Ltd.	54,908	4,289,413
SEACOR Holdings, Inc.	18,609	1,651,363
Seadrill Ltd.	46,530	1,508,425
Technip SA	16,530	1,613,735
Tetra Technologies, Inc.(1)	6,277	64,339
Tidewater, Inc.	458	24,549
Transocean Ltd.	13,300	745,066
Unit Corp.(1)	521	24,846

		24,983,306

FOOD AND STAPLES RETAILING — 1.6%
Andersons, Inc. (The)	3,548	142,665
BIM Birlesik Magazalar AS	17,420	565,782
Casey's General Stores, Inc.	1,558	70,110
Costco Wholesale Corp.	20,154	1,582,895
CP ALL PCL	504,200	862,204
CVS Caremark Corp.	85,218	3,060,178
Jeronimo Martins SGPS SA	91,850	1,715,254
Kroger Co. (The)	38,800	914,128
Magnit OJSC GDR	31,694	754,317
Pantry, Inc. (The)(1)	3,092	38,650
PriceSmart, Inc.	3,952	258,698
Ruddick Corp.	600	24,534
Spartan Stores, Inc.	2,382	38,445
SYSCO Corp.	82,459	2,303,080
Village Super Market, Inc., Class A	1,256	31,438
Wal-Mart de Mexico SAB de CV	266,862	715,906
Wal-Mart Stores, Inc.	36,690	1,952,275

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Walgreen Co.	103,831	$3,655,890
Weis Markets, Inc.	2,265	88,561
Wesfarmers Ltd.	33,662	1,106,478
Whole Foods Market, Inc.	55,700	3,677,871
Winn-Dixie Stores, Inc.(1)	13,337	102,828
WM Morrison Supermarkets plc	250,280	1,174,148
X5 Retail Group NV GDR(1)	10,244	370,423

		25,206,758

FOOD PRODUCTS — 1.5%
B&G Foods, Inc.	4,011	73,040
Danone SA	30,990	2,117,459
Darling International, Inc.(1)	4,307	72,573
Dole Food Co., Inc.(1)	2,000	22,540
Farmer Bros. Co.	1,266	7,178
General Mills, Inc.	23,092	875,418
Green Mountain Coffee Roasters, Inc.(1)	12,300	1,288,302
H.J. Heinz Co.	31,192	1,641,947
Hershey Co. (The)	48,231	2,828,748
J&J Snack Foods Corp.	1,035	52,381
J.M. Smucker Co. (The)	8,500	612,765
Kellogg Co.	29,955	1,627,156
Kraft Foods, Inc., Class A	28,100	984,062
Mead Johnson Nutrition Co.	30,359	2,163,079
Nestle SA	54,110	3,351,281
Omega Protein Corp.(1)	3,602	43,512
PT Charoen Pokphand Indonesia Tbk	1,267,500	425,672
PT Indofood CBP Sukses Makmur Tbk	773,000	492,228
Ralcorp Holdings, Inc.(1)	13,241	1,146,273
Sanderson Farms, Inc.	267	10,466
Seneca Foods Corp., Class A(1)	501	11,728
Smithfield Foods, Inc.(1)	81,907	1,795,402
Snyders-Lance, Inc.	1,086	24,185
TreeHouse Foods, Inc.(1)	900	49,302
Tyson Foods, Inc., Class A	70,730	1,235,653
Unilever plc	24,550	822,546

		23,774,896

GAS UTILITIES — 0.1%
AGL Resources, Inc.	13,849	573,626
Atmos Energy Corp.	1,491	50,008
Chesapeake Utilities Corp.	1,536	62,653
Oneok, Inc.	8,600	609,740
WGL Holdings, Inc.	6,350	262,636

		1,558,663

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.3%
Abaxis, Inc.(1)	782	19,448
Align Technology, Inc.(1)	1,939	37,035
Arthrocare Corp.(1)	931	30,192
Baxter International, Inc.	3,103	173,706

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Becton Dickinson and Co.	7,118	$579,263
Boston Scientific Corp.(1)	114,892	778,968
C.R. Bard, Inc.	13,800	1,314,588
CareFusion Corp.(1)	37,225	953,332
Cie Generale d'Optique Essilor International SA	13,230	1,014,482
Cooper Cos., Inc. (The)	23,520	1,770,350
Covidien plc	24,606	1,283,941
Cutera, Inc.(1)	3,300	26,037
Cyberonics, Inc.(1)	864	24,373
DENTSPLY International, Inc.	15,210	535,392
DexCom, Inc.(1)	2,075	24,962
Edwards Lifesciences Corp.(1)	7,610	574,175
Haemonetics Corp.(1)	835	52,196
HeartWare International, Inc.(1)	378	23,742
Hill-Rom Holdings, Inc.	2,915	88,325
Hologic, Inc.(1)	14,300	237,952
ICU Medical, Inc.(1)	1,200	49,440
IDEXX Laboratories, Inc.(1)	9,946	793,492
Insulet Corp.(1)	1,494	26,115
Integra LifeSciences Holdings Corp.(1)	677	26,999
Intuitive Surgical, Inc.(1)	1,695	646,388
Kinetic Concepts, Inc.(1)	2,543	171,754
MAKO Surgical Corp.(1)	23,204	833,024
Masimo Corp.	1,593	39,299
Medtronic, Inc.	38,600	1,353,702
Meridian Bioscience, Inc.	1,235	22,848
Mettler-Toledo International, Inc.(1)	9,200	1,465,284
Neogen Corp.(1)	730	25,346
NuVasive, Inc.(1)	1,271	30,796
NxStage Medical, Inc.(1)	1,472	27,070
Olympus Corp.	21,100	611,203
Orthofix International NV(1)	593	21,736
St. Jude Medical, Inc.	23,159	1,054,661
STERIS Corp.	1,831	58,922
Utah Medical Products, Inc.	1,291	34,392
Volcano Corp.(1)	1,591	47,651
West Pharmaceutical Services, Inc.	547	21,946
Young Innovations, Inc.	5,284	144,834
Zimmer Holdings, Inc.(1)	69,744	3,967,736
Zoll Medical Corp.(1)	688	30,740

		21,047,837

HEALTH CARE PROVIDERS AND SERVICES — 1.2%
Accretive Health, Inc.(1)	1,289	34,597
Aetna, Inc.	21,200	848,636
Air Methods Corp.(1)	357	23,758
Alliance HealthCare Services, Inc.(1)	2,243	3,566
AMERIGROUP Corp.(1)	600	29,682
Amsurg Corp.(1)	1,494	33,809
Assisted Living Concepts, Inc., Class A	1,400	18,802

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Bio-Reference Labs, Inc.(1)	798	$16,152
Catalyst Health Solutions, Inc.(1)	13,500	725,220
Centene Corp.(1)	2,168	69,138
Chemed Corp.	1,425	82,721
CIGNA Corp.	11,491	537,089
ExamWorks Group, Inc.(1)	915	13,752
Express Scripts, Inc.(1)	40,596	1,905,576
Fresenius Medical Care AG & Co. KGaA	20,780	1,414,018
HealthSouth Corp.(1)	2,700	57,753
Healthspring, Inc.(1)	2,181	85,146
HMS Holdings Corp.(1)	2,589	67,909
Humana, Inc.	31,353	2,434,247
IPC The Hospitalist Co., Inc.(1)	499	20,010
Landauer, Inc.	282	14,540
LifePoint Hospitals, Inc.(1)	36,477	1,338,706
Lincare Holdings, Inc.	3,007	64,741
Magellan Health Services, Inc.(1)	5,816	290,044
MWI Veterinary Supply, Inc.(1)	376	27,824
National Healthcare Corp.	1,600	55,088
Owens & Minor, Inc.	4,324	127,299
Patterson Cos., Inc.	26,472	773,512
PSS World Medical, Inc.(1)	1,739	41,006
Quest Diagnostics, Inc.	11,600	580,812
Select Medical Holdings Corp.(1)	20,974	152,061
U.S. Physical Therapy, Inc.	720	14,299
UnitedHealth Group, Inc.	70,897	3,369,025
VCA Antech, Inc.(1)	3,800	70,338
WellCare Health Plans, Inc.(1)	41,008	1,879,397
WellPoint, Inc.	13,600	860,880

		18,081,153

HEALTH CARE TECHNOLOGY — 0.2%
athenahealth, Inc.(1)	1,070	62,060
Computer Programs & Systems, Inc.	352	24,929
MedAssets, Inc.(1)	1,253	14,322
Quality Systems, Inc.	580	53,371
SXC Health Solutions Corp.(1)	52,600	2,876,694

		3,031,376

HOTELS, RESTAURANTS AND LEISURE — 1.1%
Ameristar Casinos, Inc.(1)	2,207	41,205
Arcos Dorados Holdings, Inc., Class A	31,700	873,969
Bally Technologies, Inc.(1)	1,945	61,034
Bob Evans Farms, Inc.	1,507	47,862
Brinker International, Inc.	14,467	326,665
Carnival plc	23,440	764,428
CEC Entertainment, Inc.	29,844	926,955
Cedar Fair LP	2,347	47,175
Chipotle Mexican Grill, Inc.(1)	8,664	2,715,038
Compass Group plc	116,150	1,038,890
Darden Restaurants, Inc.	6,464	310,918

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

International Speedway Corp., Class A	12,056	$303,329
Jack in the Box, Inc.(1)	3,882	80,629
Jubilant Foodworks Ltd.(1)	26,389	547,507
McDonald's Corp.	35,753	3,234,216
Panera Bread Co., Class A(1)	9,500	1,093,925
Papa John's International, Inc.(1)	2,359	70,180
Penn National Gaming, Inc.(1)	8,585	341,769
Ruby Tuesday, Inc.(1)	1,734	14,444
Ruth's Hospitality Group, Inc.(1)	7,083	37,469
Speedway Motorsports, Inc.	11,671	156,275
Starbucks Corp.	43,850	1,693,487
Starwood Hotels & Resorts Worldwide, Inc.	23,660	1,054,290
Vail Resorts, Inc.	1,000	40,430
Whitbread plc	25,120	614,106
WMS Industries, Inc.(1)	3,672	80,123
Wyndham Worldwide Corp.	6,800	220,864
Wynn Macau Ltd.	201,904	653,491

		17,390,673

HOUSEHOLD DURABLES — 0.3%
CSS Industries, Inc.	1,952	34,648
Helen of Troy Ltd.(1)	645	19,363
M.D.C. Holdings, Inc.	1,128	22,064
PDG Realty SA Empreendimentos e Participacoes	157,000	763,352
Skullcandy, Inc.(1)	333	5,508
Tempur-Pedic International, Inc.(1)	44,153	2,571,471
Turkiye Sise ve Cam Fabrikalari AS	271,513	509,676
Whirlpool Corp.	16,510	1,035,012
Zagg, Inc.(1)	3,986	59,909

		5,021,003

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	47,027	2,047,556
Clorox Co.	9,110	634,967
Colgate-Palmolive Co.	20,460	1,840,786
Kimberly-Clark Corp.	19,043	1,317,014
LG Household & Health Care Ltd.	2,129	937,929
Procter & Gamble Co. (The)	109,499	6,972,896
Reckitt Benckiser Group plc	38,410	2,041,994
Unicharm Corp.	36,800	1,739,794

		17,532,936

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.1%
AES Corp. (The)(1)	74,967	814,142

INDUSTRIAL CONGLOMERATES — 1.0%
Alfa SAB de CV, Series A	59,713	729,087
General Electric Co.	619,816	10,109,199
Koninklijke Philips Electronics NV	65,742	1,391,078
Raven Industries, Inc.	3,069	166,739

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Siemens AG	12,760	$1,317,542
Tredegar Corp.	1,901	31,823
Tyco International Ltd.	43,731	1,818,335

		15,563,803

INSURANCE — 2.4%
ACE Ltd.	43,357	2,799,995
Admiral Group plc	48,831	1,082,000
AIA Group Ltd.	224,400	788,268
Allianz SE	10,080	1,038,645
Allied World Assurance Co. Holdings Ltd.	20,372	1,057,307
Allstate Corp. (The)	75,465	1,979,447
Alterra Capital Holdings Ltd.	3,000	61,200
American Equity Investment Life Holding Co.	2,500	25,250
American Financial Group, Inc.	42,853	1,426,148
American International Group, Inc.(1)	25,100	635,783
AMERISAFE, Inc.(1)	3,657	72,153
Amtrust Financial Services, Inc.	5,391	130,408
Aon Corp.	15,538	726,091
Arthur J Gallagher & Co.	19,233	542,563
Aspen Insurance Holdings Ltd.	4,921	118,153
Baldwin & Lyons, Inc., Class B	1,935	44,060
Berkshire Hathaway, Inc., Class B(1)	31,709	2,314,757
Chubb Corp. (The)	41,915	2,594,119
Hanover Insurance Group, Inc. (The)	1,100	39,072
HCC Insurance Holdings, Inc.	45,472	1,329,601
Horace Mann Educators Corp.	1,060	14,119
Loews Corp.	35,300	1,327,986
Marsh & McLennan Cos., Inc.	36,552	1,086,325
MetLife, Inc.	63,000	2,116,800
Ping An Insurance Group Co. H Shares	122,000	976,990
Platinum Underwriters Holdings Ltd.	1,796	56,574
Primerica, Inc.	18,981	395,374
Principal Financial Group, Inc.	113,633	2,881,733
ProAssurance Corp.(1)	800	58,048
Progressive Corp. (The)	53,086	1,018,190
Prudential Financial, Inc.	50,779	2,549,614
RLI Corp.	1,272	80,416
Symetra Financial Corp.	29,085	311,791
Torchmark Corp.	28,917	1,104,919
Transatlantic Holdings, Inc.	23,428	1,186,160
Travelers Cos., Inc. (The)	54,020	2,725,849
United Fire & Casualty Co.	2,014	36,474
Unum Group	27,819	654,859

		37,387,241

INTERNET AND CATALOG RETAIL — 0.7%
Amazon.com, Inc.(1)	8,829	1,900,795
Expedia, Inc.	10,323	312,890
Netflix, Inc.(1)	16,887	3,968,614
priceline.com, Inc.(1)	6,164	3,311,671

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Rakuten, Inc.	1,981	$2,232,732
Shutterfly, Inc.(1)	427	22,913

		11,749,615

INTERNET SOFTWARE AND SERVICES — 1.0%
Ancestry.com, Inc.(1)	11,729	418,843
Baidu, Inc. ADR(1)	32,178	4,690,909
Dice Holdings, Inc.(1)	9,359	94,432
Google, Inc. Class A(1)	11,892	6,433,096
Internap Network Services Corp.(1)	622	3,222
j2 Global Communications, Inc.	2,626	83,901
Keynote Systems, Inc.	7,690	184,791
KIT Digital, Inc.(1)	2,070	22,915
Liquidity Services, Inc.(1)	2,077	49,848
Mail.ru Group Ltd. GDR(1)	5,090	183,138
MercadoLibre, Inc.	9,460	637,415
Rackspace Hosting, Inc.(1)	1,732	63,322
RealNetworks, Inc.	2,000	18,500
SciQuest, Inc.(1)	3,060	45,808
Tencent Holdings Ltd.	35,400	841,141
ValueClick, Inc.(1)	9,066	138,710
VeriSign, Inc.	19,500	607,425
Vocus, Inc.(1)	5,308	114,281
Yahoo Japan Corp.	2,350	757,144
Zix Corp.(1)	3,888	13,219

		15,402,060

IT SERVICES — 1.9%
Accenture plc, Class A	106,349	5,699,243
Alliance Data Systems Corp.(1)	33,363	3,116,438
Booz Allen Hamilton Holding Corp.(1)	33,682	540,259
CACI International, Inc., Class A(1)	2,546	140,183
Cognizant Technology Solutions Corp., Class A(1)	16,200	1,027,890
DST Systems, Inc.	2,564	120,303
Euronet Worldwide, Inc.(1)	1,905	30,994
ExlService Holdings, Inc.(1)	1,828	47,436
Fiserv, Inc.(1)	12,600	703,458
Global Payments, Inc.	13,298	609,447
Heartland Payment Systems, Inc.	4,923	105,894
International Business Machines Corp.	53,390	9,178,275
MasterCard, Inc., Class A	6,275	2,068,930
MAXIMUS, Inc.	2,418	89,442
NeuStar, Inc., Class A(1)	3,000	75,000
Paychex, Inc.	7,800	210,444
Teradata Corp.(1)	58,400	3,057,824
Total System Services, Inc.	6,693	121,478
Visa, Inc., Class A	30,168	2,651,164

		29,594,102

LEISURE EQUIPMENT AND PRODUCTS — 0.1%
Arctic Cat, Inc.(1)	983	15,413

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Polaris Industries, Inc.	19,196	$2,109,065
Sturm Ruger & Co., Inc.	1,864	62,015

		2,186,493

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.(1)	21,711	800,485
Illumina, Inc.(1)	18,200	948,220
Luminex Corp.(1)	1,139	26,231
PAREXEL International Corp.(1)	1,725	35,155
Pharmaceutical Product Development, Inc.	900	28,332
Sequenom, Inc.(1)	2,099	12,867
Thermo Fisher Scientific, Inc.(1)	9,915	544,631
Waters Corp.(1)	12,400	990,388

		3,386,309

MACHINERY — 1.5%
Actuant Corp., Class A	1,200	24,096
AGCO Corp.(1)	2,236	95,790
Alfa Laval AB	57,010	1,119,253
Altra Holdings, Inc.(1)	3,299	51,200
Atlas Copco AB A Shares	62,500	1,411,338
Barnes Group, Inc.	1,401	32,251
Blount International, Inc.(1)	4,577	71,950
Briggs & Stratton Corp.	3,300	53,295
Cascade Corp.	1,469	62,800
Caterpillar, Inc.	12,401	1,128,491
CLARCOR, Inc.	3,412	158,795
Cummins, Inc.	6,400	594,688
Deere & Co.	14,964	1,209,391
Douglas Dynamics, Inc.	1,700	24,684
Dover Corp.	38,412	2,209,458
EnPro Industries, Inc.(1)	1,490	57,842
FANUC CORP.	10,500	1,730,573
FreightCar America, Inc.(1)	900	16,479
Gardner Denver, Inc.	5,755	453,436
Harsco Corp.	12,300	281,178
Hiwin Technologies Corp.	45,409	466,464
Hyundai Heavy Industries Co. Ltd.	1,423	462,173
Illinois Tool Works, Inc.	8,650	402,571
Ingersoll-Rand plc	39,100	1,310,241
Joy Global, Inc.	36,849	3,075,049
Kadant, Inc.(1)	1,541	35,905
Kaydon Corp.	35,073	1,179,154
Komatsu Ltd.	38,400	1,015,541
Lincoln Electric Holdings, Inc.	800	27,224
Lindsay Corp.	2,763	171,859
Middleby Corp.(1)	959	77,262
Mueller Industries, Inc., Class A	1,000	47,140
NACCO Industries, Inc., Class A	82	6,290
NN, Inc.(1)	1,226	9,440
Oshkosh Corp.(1)	15,300	301,716

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Parker-Hannifin Corp.	6,506	$477,736
Robbins & Myers, Inc.	3,852	185,089
Samsung Heavy Industries Co. Ltd.	8,140	265,140
Sany Heavy Equipment International Holdings Co. Ltd.	340,500	338,058
Sauer-Danfoss, Inc.(1)	28,225	1,220,167
Stanley Black & Decker, Inc.	5,269	326,573
Titan International, Inc.	43,071	926,027
Twin Disc, Inc.	1,172	45,509
WABCO Holdings, Inc.(1)	22,457	1,047,619

		24,206,935

MARINE†
Diana Shipping, Inc.(1)	7,782	71,127
Genco Shipping & Trading Ltd.(1)	515	3,657

		74,784

MEDIA — 1.8%
British Sky Broadcasting Group plc	35,290	378,376
CBS Corp., Class B	172,324	4,316,716
Charter Communications, Inc., Class A(1)	4,293	214,135
Comcast Corp., Class A	210,736	4,532,931
DirecTV, Class A(1)	74,415	3,272,028
DISH Network Corp., Class A(1)	72,179	1,794,370
E.W. Scripps Co. (The), Class A(1)	9,500	79,800
Entercom Communications Corp., Class A(1)	6,520	39,837
Entravision Communications Corp., Class A(1)	22,500	25,425
Eutelsat Communications SA	19,110	850,998
Focus Media Holding Ltd. ADR(1)	73,718	2,311,797
Gannett Co., Inc.	4,104	47,401
Harte-Hanks, Inc.	3,322	26,410
Interpublic Group of Cos., Inc. (The)	43,318	373,834
Journal Communications, Inc., Class A(1)	268	989
Kabel Deutschland Holding AG(1)	36,462	2,040,111
LIN TV Corp., Class A(1)	12,100	37,389
MDC Partners, Inc., Class A	6,182	98,603
Naspers Ltd. N Shares	6,923	362,320
Omnicom Group, Inc.	7,559	306,518
Publicis Groupe SA	7,800	366,786
Sinclair Broadcast Group, Inc., Class A	5,821	45,462
Time Warner, Inc.	132,940	4,208,880
Viacom, Inc., Class B	37,670	1,817,201

		27,548,317

METALS AND MINING — 1.7%
Allied Nevada Gold Corp.(1)	3,850	159,891
Antofagasta plc	77,351	1,693,857
BHP Billiton Ltd.	58,529	2,486,317
Century Aluminum Co.(1)	1,100	13,387
Cliffs Natural Resources, Inc.	33,627	2,785,997
Coeur d'Alene Mines Corp.(1)	1,934	55,022
Commercial Metals Co.	2,176	25,568

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Exxaro Resources Ltd.	41,434	$1,114,603
Ferrexpo plc	111,165	679,771
First Quantum Minerals Ltd.	16,577	407,781
Freeport-McMoRan Copper & Gold, Inc.	83,541	3,938,123
Globe Specialty Metals, Inc.	6,099	102,158
Haynes International, Inc.	1,720	99,812
Hecla Mining Co.(1)	8,265	63,393
Hyundai Steel Co.	4,203	427,450
Iluka Resources Ltd.	32,330	566,079
Materion Corp.(1)	1,677	48,130
Newmont Mining Corp.	43,278	2,710,068
Nucor Corp.	24,100	869,528
Rio Tinto plc	48,480	2,992,083
RTI International Metals, Inc.(1)	1,827	48,671
Thompson Creek Metals Co., Inc.(1)	6,200	51,274
ThyssenKrupp AG	11,730	396,147
Vale SA Preference Shares	103,200	2,623,597
Worthington Industries, Inc.	1,159	18,834
Xstrata plc	86,860	1,521,388

		25,898,929

MULTI-UTILITIES — 0.6%
Ameren Corp.	44,328	1,341,365
Avista Corp.	1,705	43,273
Black Hills Corp.	2,107	64,474
Consolidated Edison, Inc.	8,758	492,287
DTE Energy Co.	1,713	86,609
Integrys Energy Group, Inc.	26,729	1,338,321
MDU Resources Group, Inc.	2,268	48,399
National Grid plc	179,150	1,805,956
NorthWestern Corp.	914	30,994
PG&E Corp.	59,765	2,531,048
Public Service Enterprise Group, Inc.	32,067	1,094,447
Vectren Corp.	2,068	56,601
Wisconsin Energy Corp.	11,256	356,140
Xcel Energy, Inc.	32,683	806,290

		10,096,204

MULTILINE RETAIL — 0.8%
Big Lots, Inc.(1)	2,092	70,919
Clicks Group Ltd.	57,709	344,100
Dillard's, Inc., Class A	18,870	873,304
Dollar Tree, Inc.(1)	32,700	2,335,434
Fred's, Inc., Class A	2,600	29,770
Golden Eagle Retail Group Ltd.	154,000	386,491
Kohl's Corp.	26,225	1,215,267
Macy's, Inc.	149,461	3,878,513
SACI Falabella	42,272	395,870
Target Corp.	43,442	2,244,648

		11,774,316

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

OFFICE ELECTRONICS†
Zebra Technologies Corp., Class A(1)	1,112	$39,954

OIL, GAS AND CONSUMABLE FUELS — 5.1%
Apache Corp.	5,800	597,806
Banpu PCL	34,600	734,254
Berry Petroleum Co., Class A	1,989	97,521
BG Group plc	129,690	2,804,204
Bill Barrett Corp.(1)	716	34,332
BP Prudhoe Bay Royalty Trust	668	74,282
Brigham Exploration Co.(1)	34,900	1,015,590
Cabot Oil & Gas Corp.	27,000	2,048,220
Chevron Corp.	133,569	13,211,310
CNOOC Ltd.	635,000	1,296,776
Comstock Resources, Inc.(1)	1,116	22,711
Concho Resources, Inc.(1)	18,200	1,582,490
ConocoPhillips	101,094	6,881,469
Crosstex Energy LP	6,937	113,697
CVR Energy, Inc.(1)	3,482	99,132
Devon Energy Corp.	12,899	874,939
DHT Holdings, Inc.	5,122	15,264
EOG Resources, Inc.	6,696	619,983
EQT Corp.	10,851	649,107
Exxon Mobil Corp.	277,960	20,580,158
Forest Oil Corp.(1)	2,859	55,665
Goodrich Petroleum Corp.(1)	5,538	88,719
Gulfport Energy Corp.(1)	4,526	130,801
Imperial Oil Ltd.	45,475	1,864,879
James River Coal Co.(1)	1,500	16,230
Marathon Oil Corp.	50,784	1,367,105
Marathon Petroleum Corp.	21,691	803,868
Murphy Oil Corp.	19,697	1,055,365
Nordic American Tanker Shipping	4,600	82,570
NovaTek OAO GDR	8,072	1,100,214
Occidental Petroleum Corp.	61,525	5,336,678
Overseas Shipholding Group, Inc.	2,714	48,391
Patriot Coal Corp.(1)	3,100	45,663
Peabody Energy Corp.	5,430	264,984
Penn Virginia Corp.	9,200	75,072
Petroleo Brasileiro SA-Petrobas ADR	32,419	863,966
Petroleum Development Corp.(1)	1,853	44,120
Rosetta Resources, Inc.(1)	2,581	118,597
Rosneft Oil Co. OJSC GDR	59,116	467,312
Royal Dutch Shell plc B Shares	80,250	2,708,961
SandRidge Energy, Inc.(1)	136,700	1,003,378
Sasol Ltd.	16,392	793,407
Southwestern Energy Co.(1)	29,934	1,135,995
Spectra Energy Partners LP	14,766	428,952
Stone Energy Corp.(1)	3,809	100,596
Swift Energy Co.(1)	2,534	78,174
Tesoro Corp.(1)	10,819	260,305

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Total SA ADR	24,000	$1,176,960
Ultra Petroleum Corp.(1)	12,734	426,589
Valero Energy Corp.	122,462	2,782,337
W&T Offshore, Inc.	60,123	1,269,798
Western Refining, Inc.(1)	11,676	203,629

		79,552,525

PAPER AND FOREST PRODUCTS — 0.2%
Buckeye Technologies, Inc.	6,600	179,454
Clearwater Paper Corp.(1)	1,600	58,912
Domtar Corp.	22,355	1,795,554
International Paper Co.	36,900	1,001,835
KapStone Paper and Packaging Corp.(1)	10,103	151,848
P.H. Glatfelter Co.	1,100	15,796

		3,203,399

PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. (The), Class A	9,298	908,043
Herbalife Ltd.	31,522	1,758,927
Inter Parfums, Inc.	1,131	18,729
Nu Skin Enterprises, Inc., Class A	32,730	1,384,152
Prestige Brands Holdings, Inc.(1)	6,743	72,622

		4,142,473

PHARMACEUTICALS — 3.1%
Abbott Laboratories	115,079	6,042,798
Allergan, Inc.	18,207	1,489,515
Auxilium Pharmaceuticals, Inc.(1)	1,527	25,974
Bristol-Myers Squibb Co.	30,202	898,510
Celltrion, Inc.	18,568	809,310
Eli Lilly & Co.	75,547	2,833,768
GlaxoSmithKline plc	22,610	480,991
Impax Laboratories, Inc.(1)	3,759	73,940
Jazz Pharmaceuticals, Inc.(1)	686	29,423
Johnson & Johnson	157,529	10,365,408
Medicis Pharmaceutical Corp., Class A	3,551	138,134
Merck & Co., Inc.	139,770	4,629,182
Nektar Therapeutics(1)	2,292	13,122
Novartis AG	47,920	2,794,268
Novo Nordisk A/S B Shares	17,500	1,867,769
Par Pharmaceutical Cos., Inc.(1)	2,714	80,687
Perrigo Co.(1)	15,942	1,510,345
Pfizer, Inc.	447,284	8,489,450
Questcor Pharmaceuticals, Inc.(1)	36,288	1,090,454
Salix Pharmaceuticals Ltd.(1)	1,832	55,784
Sanofi	18,080	1,315,738
Shire plc	70,300	2,267,525
Teva Pharmaceutical Industries Ltd. ADR	16,548	684,425
ViroPharma, Inc.(1)	3,798	75,238
VIVUS, Inc.(1)	2,721	22,693

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Watson Pharmaceuticals, Inc.(1)	17,700	$1,188,024

		49,272,475

PROFESSIONAL SERVICES — 0.2%
51job, Inc. ADR(1)	10,354	577,753
Capita Group plc (The)	88,058	1,014,192
CDI Corp.	3,402	38,307
Experian plc	54,725	624,955
Heidrick & Struggles International, Inc.	2,863	59,465
Kelly Services, Inc., Class A	1,461	22,207
Kforce, Inc.(1)	4,980	51,692
Korn/Ferry International(1)	1,232	20,032
On Assignment, Inc.(1)	5,101	38,768
SFN Group, Inc.(1)	2,856	40,013
SGS SA	570	1,060,991

		3,548,375

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.7%
Alexandria Real Estate Equities, Inc.	8,197	596,824
American Campus Communities, Inc.	18,040	703,740
Annaly Capital Management, Inc.	23,932	433,887
Ashford Hospitality Trust, Inc.	6,722	54,448
Associated Estates Realty Corp.	3,000	53,100
AvalonBay Communities, Inc.	16,930	2,308,913
BioMed Realty Trust, Inc.	1,800	32,922
Boston Properties, Inc.	15,819	1,649,764
BRE Properties, Inc.	10,061	505,666
Camden Property Trust	14,653	979,113
Campus Crest Communities, Inc.	3,950	46,689
Capstead Mortgage Corp.	1,421	18,914
CBL & Associates Properties, Inc.	2,132	31,362
Chimera Investment Corp.	24,419	73,990
Colonial Properties Trust	16,500	346,830
CommonWealth REIT	1,900	39,064
CreXus Investment Corp.	2,400	22,440
DCT Industrial Trust, Inc.	3,900	17,589
Developers Diversified Realty Corp.	32,201	398,970
DiamondRock Hospitality Co.	1,021	7,903
Digital Realty Trust, Inc.	12,786	763,963
Duke Realty Corp.	42,400	503,288
DuPont Fabros Technology, Inc.	8,088	187,237
EastGroup Properties, Inc.	1,373	55,483
Education Realty Trust, Inc.	12,215	109,935
Equity Lifestyle Properties, Inc.	11,915	821,182
Equity Residential	33,200	2,031,176
Essex Property Trust, Inc.	5,609	805,172
Extra Space Storage, Inc.	27,056	581,704
Federal Realty Investment Trust	7,933	718,333
First Industrial Realty Trust, Inc.(1)	14,340	135,370
First Potomac Realty Trust	2,300	29,785
General Growth Properties, Inc.	50,938	694,794

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Getty Realty Corp.	900	$17,109
Glimcher Realty Trust	19,288	164,141
Government Properties Income Trust	53,386	1,250,300
Hatteras Financial Corp.	2,276	62,840
HCP, Inc.	42,604	1,588,277
Health Care REIT, Inc.	26,609	1,355,995
Healthcare Realty Trust, Inc.	1,394	24,381
Hersha Hospitality Trust	6,114	22,683
Highwoods Properties, Inc.	7,608	249,238
Home Properties, Inc.	1,217	81,381
Host Hotels & Resorts, Inc.	61,736	730,337
Inland Real Estate Corp.	1,900	15,409
Kilroy Realty Corp.	10,428	372,592
Kimco Realty Corp.	44,824	793,385
LaSalle Hotel Properties	1,634	30,719
Lexington Realty Trust	1,307	9,646
Macerich Co. (The)	11,768	577,103
Mack-Cali Realty Corp.	600	18,690
Medical Properties Trust, Inc.	11,570	123,683
MFA Financial, Inc.	9,165	68,646
National Health Investors, Inc.	5,874	268,442
National Retail Properties, Inc.	14,800	403,448
Omega Healthcare Investors, Inc.	1,300	23,595
Piedmont Office Realty Trust, Inc., Class A	47,148	891,097
Post Properties, Inc.	11,873	496,291
ProLogis	45,264	1,232,539
PS Business Parks, Inc.	777	42,479
Public Storage	16,900	2,091,037
Rayonier, Inc.	34,954	1,465,950
RLJ Lodging Trust(1)	4,279	56,740
Sabra Health Care REIT, Inc.	2,800	32,718
Saul Centers, Inc.	519	18,362
Simon Property Group, Inc.	41,239	4,845,582
SL Green Realty Corp.	8,239	595,185
Sovran Self Storage, Inc.	1,856	75,428
Strategic Hotels & Resorts, Inc.(1)	35,934	171,765
Taubman Centers, Inc.	13,323	767,804
UDR, Inc.	36,826	983,622
Urstadt Biddle Properties, Inc., Class A	1,800	30,258
Ventas, Inc.	36,380	1,945,602
Vornado Realty Trust	15,279	1,312,619
Washington Real Estate Investment Trust	1,400	43,316
Weyerhaeuser Co.	26,484	477,507
Winthrop Realty Trust	3,100	31,682

		41,619,173

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.3%
BR Malls Participacoes SA	90,300	1,006,863
CB Richard Ellis Group, Inc., Class A(1)	63,737	966,253

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

China Overseas Land & Investment Ltd.	276,000	$586,325
Evergrande Real Estate Group Ltd.	573,000	354,728
Jones Lang LaSalle, Inc.	7,300	488,443
Sumitomo Realty & Development Co. Ltd.	34,000	714,013

		4,116,625

ROAD AND RAIL — 0.3%
Arkansas Best Corp.	803	16,582
Canadian National Railway Co.	17,540	1,290,111
Heartland Express, Inc.	17,700	269,040
Kansas City Southern(1)	29,900	1,619,384
Old Dominion Freight Line, Inc.(1)	2,895	92,987
Union Pacific Corp.	12,362	1,139,406
Werner Enterprises, Inc.	2,100	48,888

		4,476,398

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.9%
Altera Corp.	27,554	1,002,690
Applied Materials, Inc.	210,852	2,386,845
ARM Holdings plc	367,330	3,398,835
ASML Holding NV	16,930	599,609
Avago Technologies Ltd.	14,692	486,452
Broadcom Corp., Class A(1)	41,314	1,472,844
Cavium Networks, Inc.(1)	495	15,934
CEVA, Inc.(1)	3,229	85,891
Cree, Inc.(1)	14,391	466,700
Cymer, Inc.(1)	1,118	45,234
Cypress Semiconductor Corp.(1)	64,000	1,013,760
Entegris, Inc.(1)	7,030	52,866
Formfactor, Inc.(1)	3,468	27,363
GT Advanced Technologies, Inc.(1)	34,035	415,567
Intel Corp.	365,840	7,364,359
Intersil Corp., Class A	4,910	55,139
Linear Technology Corp.	28,852	826,033
LSI Corp.(1)	105,777	720,341
Marvell Technology Group Ltd.(1)	57,300	753,495
Maxim Integrated Products, Inc.	8,300	191,315
Micron Technology, Inc.(1)	69,387	410,077
MKS Instruments, Inc.	1,016	23,592
Novellus Systems, Inc.(1)	2,351	65,758
Photronics, Inc.(1)	8,998	58,307
Samsung Electronics Co. Ltd.	2,318	1,616,527
Semtech Corp.(1)	1,332	28,412
Skyworks Solutions, Inc.(1)	2,150	44,355
Spansion, Inc., Class A(1)	4,407	66,149
Standard Microsystems Corp.(1)	3,073	64,594
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	66,815	799,776
Taiwan Semiconductor Manufacturing Co. Ltd.	504,500	1,206,925
Teradyne, Inc.(1)	210,070	2,541,847

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Ultratech, Inc.(1)	4,870	$99,445
Xilinx, Inc.	39,081	1,216,982

		29,624,018

SOFTWARE — 2.3%
ACI Worldwide, Inc.(1)	3,118	93,259
Activision Blizzard, Inc.	61,400	726,976
Actuate Corp.(1)	4,118	26,232
Allot Communications Ltd.(1)	2,952	38,022
Ariba, Inc.(1)	1,596	43,299
Cadence Design Systems, Inc.(1)	186,859	1,726,577
Cerner Corp.(1)	10,058	663,426
Check Point Software Technologies Ltd.(1)	54,605	2,972,696
Citrix Systems, Inc.(1)	26,177	1,581,876
ClickSoftware Technologies Ltd.	4,336	38,070
Compuware Corp.(1)	2,500	21,150
Electronic Arts, Inc.(1)	41,626	939,915
Fortinet, Inc.(1)	1,421	27,184
Glu Mobile, Inc.(1)	9,704	29,597
Informatica Corp.(1)	21,000	877,380
Interactive Intelligence, Inc.(1)	1,943	62,798
Intuit, Inc.(1)	16,476	812,761
JDA Software Group, Inc.(1)	1,386	36,604
Kenexa Corp.(1)	7,235	152,297
Majesco Entertainment Co.(1)	4,349	10,655
Microsoft Corp.	367,023	9,762,812
Mitek Systems, Inc.(1)	6,519	71,383
NCSoft Corp.	3,184	1,043,078
NetSuite, Inc.(1)	23,900	768,385
Opnet Technologies, Inc.	1,695	58,478
Oracle Corp.	137,518	3,860,130
Perfect World Co., Ltd. ADR(1)	3,793	81,436
PROS Holdings, Inc.(1)	4,652	73,781
QLIK Technologies, Inc.(1)	36,040	914,695
Quest Software, Inc.(1)	12,953	223,180
Red Hat, Inc.(1)	13,559	536,123
S1 Corp.(1)	718	6,598
salesforce.com, inc.(1)	16,722	2,152,958
SAP AG	23,320	1,272,970
Solera Holdings, Inc.	28,700	1,683,255
Symantec Corp.(1)	77,681	1,332,229
Synopsys, Inc.(1)	1,581	40,916
Taleo Corp., Class A(1)	1,194	30,817
TIBCO Software, Inc.(1)	4,145	92,765
VASCO Data Security International, Inc.(1)	2,592	18,429
VMware, Inc., Class A(1)	5,775	544,929
Websense, Inc.(1)	3,242	66,688

		35,516,809

SPECIALTY RETAIL — 1.6%
Aeropostale, Inc.(1)	102	1,140

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

American Eagle Outfitters, Inc.	2,182	$24,155
Ascena Retail Group, Inc.(1)	632	17,961
AutoZone, Inc.(1)	1,319	404,933
Bed Bath & Beyond, Inc.(1)	26,176	1,488,367
Best Buy Co., Inc.	8,278	211,834
Brown Shoe Co., Inc.	2,400	19,752
Cabela's, Inc.(1)	1,200	28,140
Cato Corp. (The), Class A	1,390	35,278
China ZhengTong Auto Services Holdings Ltd.(1)	343,500	473,833
Christopher & Banks Corp.	3,087	14,694
Collective Brands, Inc.(1)	2,382	32,133
Destination Maternity Corp.	2,382	33,467
DSW, Inc., Class A(1)	954	44,275
Fast Retailing Co. Ltd.	9,300	1,758,704
Finish Line, Inc. (The), Class A	1,190	23,919
GameStop Corp., Class A(1)	1,901	45,491
Genesco, Inc.(1)	2,059	109,168
GOME Electrical Appliances Holding Ltd.	1,734,000	743,857
Home Depot, Inc. (The)	69,144	2,308,027
Hot Topic, Inc.	3,902	32,309
Inditex SA	11,540	983,029
Kingfisher plc	128,120	491,866
Limited Brands, Inc.	19,382	731,477
Lithia Motors, Inc., Class A	13,770	259,840
Lowe's Cos., Inc.	158,012	3,149,179
Men's Wearhouse, Inc. (The)	1,178	34,056
Monro Muffler Brake, Inc.	1,084	42,851
Mr Price Group Ltd.	62,420	658,251
Nitori Holdings Co. Ltd.	13,300	1,361,787
O'Reilly Automotive, Inc.(1)	34,560	2,242,253
Penske Automotive Group, Inc.	989	18,039
PEP Boys-Manny Moe & Jack	3,402	33,612
PetSmart, Inc.	31,781	1,340,523
RadioShack Corp.	5,725	74,482
Rent-A-Center, Inc.	815	22,967
Stage Stores, Inc.	1,500	24,495
Staples, Inc.	126,880	1,870,211
Tractor Supply Co.	15,347	941,845
Ulta Salon Cosmetics & Fragrance, Inc.(1)	32,800	1,937,824
Vitamin Shoppe, Inc.(1)	2,136	94,625
Williams-Sonoma, Inc.	13,950	461,884

		24,626,533

TEXTILES, APPAREL AND LUXURY GOODS — 0.8%
adidas AG	13,260	923,542
Burberry Group plc	58,559	1,308,960
Coach, Inc.	15,175	853,139
Columbia Sportswear Co.	423	22,288
Crocs, Inc.(1)	3,962	108,400
Culp, Inc.(1)	3,166	27,006

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares	Value

Deckers Outdoor Corp.(1)	1,086	$96,611
Fossil, Inc.(1)	15,800	1,526,438
G-III Apparel Group Ltd.(1)	2,270	64,150
Iconix Brand Group, Inc.(1)	11,676	228,616
Lululemon Athletica, Inc.(1)	33,279	1,821,360
LVMH Moet Hennessy Louis Vuitton SA	9,720	1,646,911
Oxford Industries, Inc.	1,967	70,458
Swatch Group AG (The)	2,670	1,219,284
Titan Industries Ltd.	90,200	406,428
VF Corp.	17,184	2,011,559
Wolverine World Wide, Inc.	881	32,077

		12,367,227

THRIFTS AND MORTGAGE FINANCE — 0.2%
BankUnited, Inc.	3,952	92,674
Brookline Bancorp., Inc.	4,000	33,680
Capitol Federal Financial, Inc.	76,003	815,512
First Financial Holdings, Inc.	2,399	15,114
First Financial Northwest, Inc.(1)	1,643	7,328
First Niagara Financial Group, Inc.	4,600	49,496
Flushing Financial Corp.	2,100	24,108
Hudson City Bancorp., Inc.	142,887	887,328
Kaiser Federal Financial Group, Inc.	2,700	31,941
Oritani Financial Corp.	2,200	28,930
People's United Financial, Inc.	91,652	1,076,911
Provident Financial Services, Inc.	3,700	46,472
Washington Federal, Inc.	4,200	63,126

		3,172,620

TOBACCO — 0.7%
Altria Group, Inc.	34,000	924,460
British American Tobacco plc	54,871	2,443,693
ITC Ltd.	158,306	691,491
Philip Morris International, Inc.	99,099	6,869,543
Universal Corp.	564	22,955

		10,952,142

TRADING COMPANIES AND DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	1,344	41,153
Barloworld Ltd.	41,587	368,684
CAI International, Inc.(1)	516	7,807
DXP Enterprises, Inc.(1)	1,894	45,627
Fastenal Co.	40,200	1,345,896
GATX Corp.	559	20,269
Lawson Products, Inc.	2,400	40,944
Mitsubishi Corp.	80,100	1,911,228
Rush Enterprises, Inc., Class A(1)	1,957	36,009
Titan Machinery, Inc.(1)	5,956	157,894
United Rentals, Inc.(1)	4,984	83,133

		4,058,644

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

WATER UTILITIES†
Artesian Resources Corp., Class A	2,248	$40,959

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
America Movil SAB de CV, Series L ADR	20,594	526,383
American Tower Corp., Class A(1)	35,959	1,936,752
Bharti Airtel Ltd.	247,460	2,195,552
Crown Castle International Corp.(1)	32,453	1,409,434
Millicom International Cellular SA	19,170	2,153,848
MTN Group Ltd.	65,112	1,342,926
Rogers Communications, Inc., Class B	6,495	252,093
SBA Communications Corp., Class A(1)	27,913	1,054,832
SOFTBANK CORP.	23,200	765,657
Telephone & Data Systems, Inc.	10,870	278,598
Tim Participacoes SA ADR	9,776	304,425
Vodafone Group plc	280,510	733,117

		12,953,617

TOTAL COMMON STOCKS (Cost $875,090,660)		1,012,081,244

CORPORATE BONDS — 8.7%

AEROSPACE AND DEFENSE — 0.1%
Alliant Techsystems, Inc., 6.75%, 4/1/16(2)	$30,000	30,375
L-3 Communications Corp., Series B, 6.375%, 10/15/15(2)	250,000	255,000
Lockheed Martin Corp., 4.25%, 11/15/19(2)	220,000	240,486
Raytheon Co., 4.40%, 2/15/20(2)	170,000	182,885
United Technologies Corp., 6.05%, 6/1/36(2)	72,000	86,478
United Technologies Corp., 5.70%, 4/15/40(2)	120,000	138,349

		933,573

AUTO COMPONENTS — 0.1%
Allison Transmission, Inc., 7.125%, 5/15/19(2)(3)	150,000	139,875
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(2)	150,000	146,250
Delphi Corp., 5.875%, 5/15/19(2)(3)	150,000	145,500
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20(2)	275,000	291,844
Tenneco, Inc., 6.875%, 12/15/20	250,000	255,000
TRW Automotive, Inc., 8.875%, 12/1/17(2)(3)	225,000	246,375

		1,224,844

AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(2)(3)	310,000	316,097
American Honda Finance Corp., 2.50%, 9/21/15(2)(3)	390,000	399,965
Ford Motor Co., 7.45%, 7/16/31(2)	200,000	219,758
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	250,000	260,249
Ford Motor Credit Co. LLC, 5.00%, 5/15/18(2)	150,000	145,821
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(2)(3)	100,000	102,586

		1,444,476

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount		Value

BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(2)		860,000	$1,132,477
Coca-Cola Co. (The), 1.80%, 9/1/16(2)(3)		260,000	262,593
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(2)		90,000	93,474
PepsiCo, Inc., 4.875%, 11/1/40(2)		80,000	85,246

			1,573,790

BIOTECHNOLOGY†
Amgen, Inc., 3.45%, 10/1/20(2)		160,000	162,986
Amgen, Inc., 4.10%, 6/15/21(2)		150,000	158,015

			321,001

BUILDING PRODUCTS†
Boise Cascade LLC, 7.125%, 10/15/14(2)		269,000	265,638

CAPITAL MARKETS — 0.1%
Bank of Scotland plc, 3.25%, 1/25/13	EUR	170,000	248,160
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(2)		$500,000	573,358
Jefferies Group, Inc., 5.125%, 4/13/18		250,000	249,350

			1,070,868

CHEMICALS — 0.1%
CF Industries, Inc., 6.875%, 5/1/18		160,000	181,800
Dow Chemical Co. (The), 5.90%, 2/15/15(2)		320,000	358,796
Dow Chemical Co. (The), 2.50%, 2/15/16(2)		200,000	201,965
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18(2)		125,000	117,500
Lyondell Chemical Co., 8.00%, 11/1/17(3)		405,000	450,563
Nalco Co., 6.625%, 1/15/19(2)(3)		500,000	552,500
Rohm & Haas Co., 5.60%, 3/15/13(2)		30,000	31,987

			1,895,111

COMMERCIAL BANKS — 0.6%
Banca Monte dei Paschi di Siena SpA, 4.875%, 9/15/16	EUR	200,000	291,030
Bank of America N.A., 5.30%, 3/15/17(2)		$1,344,000	1,316,250
Barclays Bank plc, 5.00%, 9/22/16(2)		330,000	340,505
BB&T Corp., 5.70%, 4/30/14(2)		140,000	154,298
BB&T Corp., 3.20%, 3/15/16		290,000	296,147
Caja de Ahorros y Pensiones de Barcelona, 5.00%, 2/22/16	EUR	150,000	215,541
Capital One Financial Corp., 4.75%, 7/15/21		$240,000	241,662
Fifth Third Bancorp, 6.25%, 5/1/13(2)		240,000	256,177
HSBC Bank plc, 3.50%, 6/28/15(2)(3)		230,000	235,851
HSBC Bank plc, 3.10%, 5/24/16(2)(3)		140,000	142,399
Huntington Bancshares, Inc., 7.00%, 12/15/20(2)		50,000	57,300
Intesa Sanpaolo SpA, 5.00%, 1/27/21	EUR	200,000	289,132
Kreditanstalt fuer Wiederaufbau, 4.375%, 10/11/13	EUR	520,000	795,602
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14(2)		$400,000	437,013
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16		420,000	436,380
National Australia Bank Ltd., 2.75%, 9/28/15(2)(3)		200,000	203,773
Northern Trust Co. (The), 6.50%, 8/15/18(2)		250,000	298,949
Regions Bank, 6.45%, 6/26/37(2)		250,000	215,625
Regions Financial Corp., 5.75%, 6/15/15(2)		275,000	262,625

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount		Value

Royal Bank of Canada, 2.30%, 7/20/16		210,000	$213,095
Royal Bank of Scotland plc (The), 3.95%, 9/21/15		340,000	331,500
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(2)		560,000	552,860
Royal Bank of Scotland plc (The), 4.875%, 1/20/17	EUR	160,000	217,839
SunTrust Bank, 7.25%, 3/15/18(2)		$240,000	283,784
SunTrust Banks, Inc., 3.60%, 4/15/16(2)		74,000	74,369
U.S. Bancorp., 3.442%, 2/1/16		180,000	185,498
Wachovia Bank N.A., 4.80%, 11/1/14(2)		839,000	901,910
Wachovia Bank N.A., 4.875%, 2/1/15(2)		312,000	332,750
Wells Fargo & Co., 3.676%, 6/15/16(2)		220,000	232,690

			9,812,554

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Corrections Corp. of America, 6.75%, 1/31/14(2)		14,000	14,175
Republic Services, Inc., 3.80%, 5/15/18(2)		100,000	105,055
Republic Services, Inc., 5.50%, 9/15/19(2)		440,000	505,381
Republic Services, Inc., 5.70%, 5/15/41(2)		140,000	145,529
Waste Management, Inc., 6.125%, 11/30/39(2)		240,000	268,045

			1,038,185

COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29(2)		150,000	129,750
American Tower Corp., 4.625%, 4/1/15(2)		350,000	377,840
Avaya, Inc., 7.00%, 4/1/19(2)(3)		160,000	144,800
Cisco Systems, Inc., 5.90%, 2/15/39(2)		300,000	340,063

			992,453

COMPUTERS AND PERIPHERALS†
Seagate Technology HDD Holdings, 6.80%, 10/1/16(2)		100,000	102,000

CONSTRUCTION MATERIALS†
Nortek, Inc., 8.50%, 4/15/21(2)(3)		125,000	107,500
USG Corp., 8.375%, 10/15/18(2)(3)		275,000	241,313

			348,813

CONSUMER FINANCE — 0.3%
American Express Centurion Bank, 5.55%, 10/17/12(2)		255,000	267,152
American Express Centurion Bank, 6.00%, 9/13/17(2)		250,000	288,182
American Express Co., 7.25%, 5/20/14(2)		410,000	468,277
Capital One Bank USA N.A., 8.80%, 7/15/19(2)		180,000	222,383
CIT Group, Inc., 7.00%, 5/2/16(3)		510,000	508,725
CIT Group, Inc., 7.00%, 5/2/17(3)		250,000	247,187
Credit Suisse (New York), 5.50%, 5/1/14(2)		500,000	539,335
Credit Suisse (New York), 6.00%, 2/15/18(2)		180,000	189,793
Credit Suisse (New York), 5.30%, 8/13/19(2)		460,000	481,784
PNC Bank N.A., 6.00%, 12/7/17(2)		640,000	723,707
SLM Corp., 6.25%, 1/25/16(2)		190,000	194,353
SLM Corp., MTN, 5.00%, 10/1/13(2)		270,000	271,528
Springleaf Finance Corp., Series I, MTN, 4.875%, 7/15/12(2)		500,000	490,000
Springleaf Finance Corp., Series I, MTN, 5.40%, 12/1/15(2)		250,000	213,750

			5,106,156

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount		Value

CONTAINERS AND PACKAGING — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19(2)(3)		125,000	$120,937
Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14(2)		477,000	486,540
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17(2)		225,000	228,375

			835,852

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Ally Financial, Inc., 6.875%, 9/15/11		88,000	88,110
Ally Financial, Inc., 8.30%, 2/12/15(2)		350,000	368,375
Ally Financial, Inc., 6.25%, 12/1/17(2)		275,000	265,384
Bank of America Corp., 3.75%, 7/12/16		230,000	227,169
Bank of America Corp., 6.50%, 8/1/16(2)		650,000	697,957
Bank of America Corp., 5.75%, 12/1/17(2)		500,000	520,080
BankAmerica Capital II, Series 2, 8.00%, 12/15/26(2)		300,000	300,000
BNP Paribas, 3.60%, 2/23/16(2)		190,000	190,457
Citigroup, Inc., 6.00%, 12/13/13(2)		600,000	636,352
Citigroup, Inc., 6.01%, 1/15/15(2)		510,000	547,852
Citigroup, Inc., 4.75%, 5/19/15		130,000	135,633
Citigroup, Inc., 6.125%, 5/15/18(2)		1,050,000	1,146,869
Citigroup, Inc., 8.50%, 5/22/19(2)		250,000	305,731
Deutsche Bank AG (London), 3.875%, 8/18/14(2)		370,000	384,710
Deutsche Bank AG (London), 4.875%, 5/20/13(2)		720,000	749,851
GE Capital European Funding, 5.375%, 1/16/18	EUR	85,000	130,007
General Electric Capital Corp., 3.75%, 11/14/14(2)		$400,000	421,652
General Electric Capital Corp., 2.25%, 11/9/15(2)		330,000	332,083
General Electric Capital Corp., 5.625%, 9/15/17(2)		670,000	744,771
General Electric Capital Corp., 4.375%, 9/16/20(2)		600,000	611,839
General Electric Capital Corp., 4.625%, 1/7/21(2)		240,000	247,592
General Electric Capital Corp., 5.30%, 2/11/21(2)		120,000	127,868
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(2)		1,060,000	1,061,437
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)		1,510,000	1,725,895
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(2)		140,000	137,769
HSBC Holdings plc, 5.10%, 4/5/21		170,000	182,501
HSBC Holdings plc, 6.80%, 6/1/38(2)		130,000	133,725
JPMorgan Chase & Co., 3.70%, 1/20/15(2)		180,000	187,586
JPMorgan Chase & Co., 3.45%, 3/1/16		290,000	298,994
JPMorgan Chase & Co., 6.00%, 1/15/18(2)		1,370,000	1,530,475
Morgan Stanley, 4.20%, 11/20/14(2)		400,000	401,182
Morgan Stanley, 6.00%, 4/28/15(2)		190,000	198,942
Morgan Stanley, 6.625%, 4/1/18(2)		820,000	879,060
Morgan Stanley, 7.30%, 5/13/19(2)		500,000	558,696
Morgan Stanley, 5.75%, 1/25/21(2)		360,000	371,003
UBS AG (Stamford Branch), 2.25%, 8/12/13(2)		190,000	192,022
UBS AG (Stamford Branch), 5.875%, 12/20/17(2)		510,000	545,667

			17,585,296

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc., 6.80%, 5/15/36(2)		100,000	117,586
AT&T, Inc., 6.55%, 2/15/39(2)		685,000	792,695

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

British Telecommunications plc, 5.95%, 1/15/18(2)	420,000	$474,581
CenturyLink, Inc., 6.15%, 9/15/19(2)	220,000	217,112
CenturyLink, Inc., Series P, 7.60%, 9/15/39(2)	12,000	11,067
Cincinnati Bell, Inc., 8.75%, 3/15/18(2)	150,000	141,375
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(2)	240,000	290,070
France Telecom SA, 4.375%, 7/8/14(2)	610,000	652,761
Frontier Communications Corp., 6.25%, 1/15/13(2)	260,000	267,150
Frontier Communications Corp., 7.125%, 3/15/19(2)	200,000	197,750
Intelsat Jackson Holdings SA, 11.25%, 6/15/16(2)	300,000	314,250
Intelsat Jackson Holdings SA, 7.25%, 4/1/19(2)(3)	100,000	96,750
Intelsat Luxembourg SA, 11.25%, 2/4/17(2)	250,000	243,125
Level 3 Financing, Inc., 9.25%, 11/1/14(2)	145,000	147,537
Sprint Capital Corp., 8.75%, 3/15/32(2)	500,000	515,000
Telecom Italia Capital SA, 6.175%, 6/18/14(2)	440,000	444,149
Telecom Italia Capital SA, 6.999%, 6/4/18(2)	50,000	51,583
Telefonica Emisiones SAU, 5.877%, 7/15/19(2)	570,000	572,298
Telefonica Emisiones SAU, 5.462%, 2/16/21	240,000	232,276
Verizon Communications, Inc., 8.75%, 11/1/18(2)	600,000	813,137
Virgin Media Finance plc, 9.50%, 8/15/16(2)	350,000	387,625
Windstream Corp., 7.875%, 11/1/17(2)	210,000	221,812

		7,201,689

ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17(2)	500,000	527,500
Edison Mission Energy, 7.00%, 5/15/17(2)	325,000	229,125

		756,625

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 5.625%, 12/15/20(2)	275,000	265,719
Sanmina-SCI Corp., 7.00%, 5/15/19(2)(3)	125,000	113,125

		378,844

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16(2)	170,000	176,227
Pioneer Drilling Co., 9.875%, 3/15/18(2)	100,000	105,000
Transocean, Inc., 6.50%, 11/15/20(2)	150,000	170,420
Weatherford International Ltd., 9.625%, 3/1/19(2)	320,000	429,764

		881,411

FOOD AND STAPLES RETAILING — 0.2%
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)(3)	130,000	127,725
CVS Caremark Corp., 6.60%, 3/15/19(2)	570,000	690,581
Ingles Markets, Inc., 8.875%, 5/15/17(2)	500,000	522,500
Kroger Co. (The), 6.40%, 8/15/17(2)	320,000	382,822
Rite Aid Corp., 8.625%, 3/1/15(2)	250,000	228,750
SUPERVALU, Inc., 8.00%, 5/1/16(2)	155,000	152,675
Susser Holdings LLC / Susser Finance Corp., 8.50%, 5/15/16	175,000	183,750
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	104,000	123,504
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	80,000	96,450
Wal-Mart Stores, Inc., 5.625%, 4/1/40(2)	340,000	383,927

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Wal-Mart Stores, Inc., 5.00%, 10/25/40(2)	240,000	$250,957
Wal-Mart Stores, Inc., 5.625%, 4/15/41(2)	95,000	108,136

		3,251,777

FOOD PRODUCTS — 0.1%
Bumble Bee Acquisition Corp., 9.00%, 12/15/17(2)(3)	150,000	146,250
Del Monte Foods Co., 7.625%, 2/15/19(2)(3)	160,000	159,600
Kellogg Co., 4.45%, 5/30/16(2)	500,000	558,620
Kraft Foods, Inc., 6.00%, 2/11/13(2)	170,000	181,467
Kraft Foods, Inc., 6.125%, 2/1/18(2)	170,000	201,265
Kraft Foods, Inc., 5.375%, 2/10/20(2)	600,000	681,902
Mead Johnson Nutrition Co., 3.50%, 11/1/14(2)	220,000	231,756

		2,160,860

GAS UTILITIES — 0.3%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	680,000	777,894
El Paso Corp., 6.875%, 6/15/14(2)	100,000	111,860
El Paso Corp., 7.25%, 6/1/18(2)	275,000	305,800
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	240,000	279,662
Enbridge Energy Partners LP, 5.50%, 9/15/40(2)	200,000	196,862
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	580,000	681,596
Enterprise Products Operating LLC, 5.20%, 9/1/20(2)	300,000	327,872
Enterprise Products Operating LLC, 5.95%, 2/1/41(2)	180,000	187,160
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	510,000	602,781
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(2)	260,000	280,492
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	200,000	238,384
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15(2)	100,000	105,948
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19(2)	510,000	654,274
TransCanada PipeLines Ltd., 3.80%, 10/1/20	140,000	145,881
Williams Partners LP, 4.125%, 11/15/20(2)	130,000	130,132

		5,026,598

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 5.90%, 9/1/16(2)	290,000	347,055
Biomet, Inc., 10.00%, 10/15/17(2)	200,000	210,500
Covidien International Finance SA, 1.875%, 6/15/13(2)	310,000	315,982

		873,537

HEALTH CARE PROVIDERS AND SERVICES — 0.3%
CHS/Community Health Systems, Inc., 8.875%, 7/15/15(2)	150,000	152,438
DaVita, Inc., 6.625%, 11/1/20(2)	500,000	492,500
Express Scripts, Inc., 5.25%, 6/15/12(2)	460,000	474,750
Express Scripts, Inc., 7.25%, 6/15/19(2)	630,000	780,299
HCA Holdings, Inc., 7.75%, 5/15/21(2)(3)	250,000	247,500
HCA, Inc., 6.50%, 2/15/16(2)	200,000	199,000
HCA, Inc., 8.50%, 4/15/19(2)	125,000	136,875
HCA, Inc., 7.875%, 2/15/20(2)	400,000	426,000
HCA, Inc., 7.50%, 2/15/22(2)	125,000	124,063
Healthsouth Corp., 10.75%, 6/15/16(2)	42,000	44,284
Healthsouth Corp., 8.125%, 2/15/20(2)	250,000	254,687
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	700,000	769,945

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Tenet Healthcare Corp., 8.875%, 7/1/19	400,000	$426,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19(2)	75,000	70,688
WellPoint, Inc., 5.80%, 8/15/40(2)	100,000	111,177

		4,710,206

HOTELS, RESTAURANTS AND LEISURE — 0.2%
Ameristar Casinos, Inc., 7.50%, 4/15/21(2)(3)	200,000	200,500
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17(2)	500,000	541,250
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18(2)	225,000	177,750
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16(2)(3)	75,000	73,313
Mandalay Resort Group, 6.375%, 12/15/11(2)	75,000	75,938
McDonald's Corp., 5.35%, 3/1/18(2)	140,000	165,953
MGM Resorts International, 6.75%, 9/1/12(2)	350,000	352,625
MGM Resorts International, 7.625%, 1/15/17(2)	125,000	114,062
Pinnacle Entertainment, Inc., 8.75%, 5/15/20(2)	200,000	202,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(2)	250,000	272,500
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15(2)	130,000	143,975
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20(2)	425,000	466,437

		2,786,303

HOUSEHOLD DURABLES — 0.1%
D.R. Horton, Inc., 5.625%, 9/15/14(2)	70,000	71,225
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16(2)	125,000	112,187
KB Home, 6.25%, 6/15/15(2)	275,000	238,219
Lennar Corp., Series B, 5.60%, 5/31/15(2)	275,000	258,500
Toll Brothers Finance Corp., 6.75%, 11/1/19(2)	170,000	173,380

		853,511

HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18	400,000	393,000
Jarden Corp., 6.125%, 11/15/22(2)	500,000	497,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19(2)(3)	500,000	476,250
Yankee Candle Co., Inc., Series B, 8.50%, 2/15/15(2)	100,000	99,250

		1,466,000

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(2)(3)	275,000	300,437
Danaher Corp., 3.90%, 6/23/21	230,000	244,888
General Electric Co., 5.00%, 2/1/13(2)	379,000	399,526
General Electric Co., 5.25%, 12/6/17(2)	550,000	616,991
Harland Clarke Holdings Corp., 9.50%, 5/15/15(2)	270,000	221,400
SPX Corp., 7.625%, 12/15/14(2)	125,000	135,313

		1,918,555

INSURANCE — 0.4%
Allstate Corp. (The), 7.45%, 5/16/19	380,000	462,658
American International Group, Inc., 3.65%, 1/15/14	110,000	109,378
American International Group, Inc., 5.85%, 1/16/18(2)	470,000	478,793

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

American International Group, Inc., 8.25%, 8/15/18(2)	140,000	$158,205
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(2)	180,000	192,304
CNA Financial Corp., 5.875%, 8/15/20(2)	120,000	125,284
CNA Financial Corp., 5.75%, 8/15/21	70,000	73,007
Genworth Financial, Inc., 7.20%, 2/15/21(2)	110,000	96,237
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(2)	310,000	314,307
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(2)	160,000	169,622
International Lease Finance Corp., 8.75%, 3/15/17(2)	250,000	257,500
International Lease Finance Corp., 8.25%, 12/15/20(2)	375,000	382,500
Liberty Mutual Group, Inc., 5.00%, 6/1/21(2)(3)	142,000	138,663
Lincoln National Corp., 6.25%, 2/15/20(2)	300,000	326,396
MetLife, Inc., 6.75%, 6/1/16(2)	500,000	586,252
MetLife, Inc., 5.70%, 6/15/35(2)	100,000	103,708
New York Life Global Funding, 4.65%, 5/9/13(2)(3)	390,000	414,538
Prudential Financial, Inc., 7.375%, 6/15/19(2)	140,000	167,559
Prudential Financial, Inc., 5.375%, 6/21/20(2)	110,000	118,482
Prudential Financial, Inc., 5.40%, 6/13/35(2)	600,000	575,161
Prudential Financial, Inc., 5.625%, 5/12/41(2)	100,000	93,382
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(2)(3)	230,000	225,014

		5,568,950

INTERNET SOFTWARE AND SERVICES†
eBay, Inc., 3.25%, 10/15/20(2)	90,000	88,387
Equinix, Inc., 7.00%, 7/15/21(2)	75,000	76,312
Google, Inc., 2.125%, 5/19/16(2)	190,000	196,326

		361,025

IT SERVICES — 0.1%
First Data Corp., 9.875%, 9/24/15(2)	425,000	391,000
First Data Corp., 7.375%, 6/15/19(2)(3)	150,000	141,750
International Business Machines Corp., 1.95%, 7/22/16	610,000	619,371
SunGard Data Systems, Inc., 10.25%, 8/15/15(2)	200,000	204,500

		1,356,621

MACHINERY — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17(2)	100,000	108,750
Deere & Co., 5.375%, 10/16/29(2)	410,000	474,629
Dematic SA, 8.75%, 5/1/16(2)(3)	125,000	120,000
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(2)(3)	130,000	122,850

		826,229

MEDIA — 0.8%
AMC Entertainment, Inc., AMC Entertainment, Inc., 9.75%, 12/1/20	250,000	242,500
Cablevision Systems Corp., 8.625%, 9/15/17(2)	250,000	266,250
CBS Corp., 4.30%, 2/15/21(2)	280,000	284,100
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18(2)	375,000	391,875
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(2)(3)	200,000	155,000
Cenveo Corp., 8.375%, 6/15/14(2)	325,000	275,437
Cinemark USA, Inc., 8.625%, 6/15/19(2)	150,000	158,250
Clear Channel Communications, Inc., 10.75%, 8/1/16(2)	225,000	157,500
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(2)(3)	400,000	380,000

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Comcast Corp., 5.90%, 3/15/16(2)	720,000	$834,778
Comcast Corp., 5.70%, 5/15/18(2)	310,000	359,554
Comcast Corp., 6.50%, 11/15/35(2)	130,000	146,133
Comcast Corp., 6.40%, 5/15/38(2)	320,000	357,608
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(2)	240,000	264,078
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(2)	570,000	613,181
Discovery Communications LLC, 5.625%, 8/15/19(2)	130,000	147,263
Discovery Communications LLC, 4.375%, 6/15/21(2)	180,000	186,723
DISH DBS Corp., 6.75%, 6/1/21(2)(3)	600,000	607,500
Embarq Corp., 7.082%, 6/1/16(2)	242,000	263,617
Gray Television, Inc., 10.50%, 6/29/15(2)	125,000	121,250
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	750,000	866,250
Lamar Media Corp., 7.875%, 4/15/18(2)	200,000	203,500
NBCUniversal Media LLC,, 5.15%, 4/30/20(2)	150,000	166,432
NBCUniversal Media LLC,, 4.375%, 4/1/21	360,000	369,743
News America, Inc., 4.50%, 2/15/21(2)	230,000	236,756
News America, Inc., 6.90%, 8/15/39(2)	260,000	294,595
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17(2)	275,000	283,250
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(2)	82,000	93,685
Omnicom Group, Inc., 4.45%, 8/15/20(2)	275,000	282,533
PAETEC Holding Corp., 8.875%, 6/30/17(2)	125,000	134,063
Qwest Corp., 7.50%, 10/1/14(2)	270,000	300,375
Sinclair Television Group, Inc., 8.375%, 10/15/18(2)	250,000	251,875
Sirius XM Radio, Inc., 8.75%, 4/1/15(2)(3)	200,000	218,000
Time Warner Cable, Inc., 5.40%, 7/2/12(2)	380,000	393,690
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	630,000	742,299
Time Warner, Inc., 3.15%, 7/15/15(2)	310,000	322,689
Time Warner, Inc., 7.70%, 5/1/32(2)	390,000	482,835
Univision Communications, Inc., 6.875%, 5/15/19(2)(3)	225,000	209,250
Viacom, Inc., 4.375%, 9/15/14(2)	220,000	237,286
Virgin Media Secured Finance plc, 5.25%, 1/15/21(2)(3)	140,000	152,277
Wind Acquisition Finance SA, 11.75%, 7/15/17(3)	250,000	260,625
Wind Acquisition Finance SA, 7.25%, 2/15/18(3)	250,000	235,000
WMG Acquisition Corp., 9.50%, 6/15/16	325,000	333,125

		13,282,730

METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20(2)	150,000	138,750
Anglo American Capital plc, 4.45%, 9/27/20(2)(3)	190,000	190,544
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(2)	300,000	306,152
ArcelorMittal, 9.85%, 6/1/19(2)	430,000	526,379
ArcelorMittal, 5.25%, 8/5/20(2)	190,000	185,490
Barrick Finance LLC, 4.40%, 5/30/21(3)	200,000	209,495
FMG Resources Pty Ltd., 6.875%, 2/1/18(2)(3)	500,000	497,500
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	420,000	453,580
Newmont Mining Corp., 6.25%, 10/1/39(2)	230,000	262,828
Novelis, Inc., 8.375%, 12/15/17(2)	300,000	311,250
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(2)	120,000	119,428
Teck Resources Ltd., 3.15%, 1/15/17	160,000	164,443
Vale Overseas Ltd., 5.625%, 9/15/19(2)	440,000	485,290

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Vale Overseas Ltd., 4.625%, 9/15/20	120,000	$123,076

		3,974,205

MULTI-UTILITIES — 0.4%
Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.00%, 6/1/16(2)(3)	400,000	425,000
Carolina Power & Light Co., 5.15%, 4/1/15(2)	267,000	301,331
Carolina Power & Light Co., 5.25%, 12/15/15(2)	543,000	628,685
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	202,000	225,594
Dominion Resources, Inc., 6.40%, 6/15/18(2)	360,000	436,706
Dominion Resources, Inc., 4.90%, 8/1/41	100,000	98,912
Duke Energy Corp., 3.95%, 9/15/14(2)	270,000	289,914
Edison International, 3.75%, 9/15/17(2)	200,000	207,752
Energy Future Holdings Corp., 10.875%, 11/1/17(2)	35,000	28,875
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 10.00%, 12/1/20	489,000	495,382
FirstEnergy Solutions Corp., 6.05%, 8/15/21(2)	600,000	658,177
Florida Power Corp., 6.35%, 9/15/37(2)	510,000	629,387
GenOn Energy, Inc., 7.625%, 6/15/14(2)	350,000	355,250
GenOn Energy, Inc., 9.50%, 10/15/18(2)	250,000	251,250
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	131,000	147,641
PG&E Corp., 5.75%, 4/1/14(2)	100,000	110,408
Public Service Company of Colorado, 4.75%, 8/15/41	70,000	73,215
Sempra Energy, 8.90%, 11/15/13(2)	300,000	345,010
Sempra Energy, 6.50%, 6/1/16(2)	260,000	309,483
Southern California Edison Co., 5.625%, 2/1/36(2)	161,000	187,128
Teco Finance, Inc., 6.75%, 5/1/15(2)	40,000	46,290
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(2)(3)	125,000	106,250

		6,357,640

MULTILINE RETAIL†
JC Penney Corp., Inc., Series A, 6.875%, 10/15/15(2)	25,000	26,875
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	395,000	402,353

		429,228

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13(2)	160,000	171,247
Xerox Corp., 4.25%, 2/15/15(2)	140,000	150,759

		322,006

OIL, GAS AND CONSUMABLE FUELS — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	125,000	121,875
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	30,000	33,740
Anadarko Petroleum Corp., 6.45%, 9/15/36(2)	500,000	532,996
Apache Corp., 5.25%, 2/1/42(2)	100,000	109,363
Arch Coal, Inc., 8.75%, 8/1/16(2)	225,000	243,562
Arch Western Finance LLC, 6.75%, 7/1/13(2)	141,000	141,353
Bill Barrett Corp., 9.875%, 7/15/16(2)	275,000	303,187
BP Capital Markets plc, 3.20%, 3/11/16(2)	190,000	199,953
BP Capital Markets plc, 4.50%, 10/1/20(2)	150,000	162,404
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	125,000	134,688

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Chesapeake Energy Corp., 6.625%, 8/15/20(2)	200,000	$210,000
ConocoPhillips, 5.75%, 2/1/19(2)	420,000	501,039
ConocoPhillips Holding Co., 6.95%, 4/15/29(2)	110,000	140,337
Consol Energy, Inc., 8.00%, 4/1/17(2)	400,000	427,500
Devon Energy Corp., 5.60%, 7/15/41(2)	270,000	290,846
Encore Acquisition Co., 9.50%, 5/1/16(2)	125,000	137,500
EOG Resources, Inc., 5.625%, 6/1/19(2)	380,000	443,793
Hess Corp., 6.00%, 1/15/40(2)	230,000	251,673
Marathon Petroleum Corp., 3.50%, 3/1/16(2)(3)	70,000	73,132
Marathon Petroleum Corp., 5.125%, 3/1/21(2)(3)	230,000	245,743
Nexen, Inc., 5.875%, 3/10/35(2)	130,000	123,117
Peabody Energy Corp., 6.50%, 9/15/20(2)	50,000	51,750
Pemex Project Funding Master Trust, 6.625%, 6/15/35(2)	70,000	77,501
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(2)	230,000	250,407
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	220,000	236,720
Petroleos Mexicanos, 6.00%, 3/5/20(2)	190,000	216,410
Sabine Pass LNG LP, 7.50%, 11/30/16(2)	350,000	346,500
SandRidge Energy, Inc., 8.75%, 1/15/20(2)	175,000	176,750
Shell International Finance BV, 3.10%, 6/28/15(2)	230,000	244,538
Suncor Energy, Inc., 6.10%, 6/1/18(2)	266,000	308,707
Suncor Energy, Inc., 6.85%, 6/1/39(2)	100,000	117,170
Talisman Energy, Inc., 7.75%, 6/1/19(2)	400,000	503,145
Talisman Energy, Inc., 3.75%, 2/1/21(2)	150,000	148,927
Venoco, Inc., 8.875%, 2/15/19(2)	160,000	144,000

		7,650,326

PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp., 9.50%, 8/1/16(2)	250,000	296,250
Georgia-Pacific LLC, 7.70%, 6/15/15(2)	550,000	632,219
Georgia-Pacific LLC, 7.125%, 1/15/17(2)(3)	175,000	185,441

		1,113,910

PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21(2)	160,000	159,600

PHARMACEUTICALS — 0.2%
Abbott Laboratories, 5.30%, 5/27/40(2)	185,000	202,694
AstraZeneca plc, 5.40%, 9/15/12(2)	580,000	608,922
AstraZeneca plc, 5.90%, 9/15/17(2)	450,000	540,908
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(2)(3)	450,000	462,375
Pfizer, Inc., 7.20%, 3/15/39(2)	340,000	460,041
Roche Holdings, Inc., 6.00%, 3/1/19(2)(3)	130,000	156,837
Roche Holdings, Inc., 7.00%, 3/1/39(2)(3)	230,000	301,669
Sanofi, 4.00%, 3/29/21(2)	143,000	151,741
Valeant Pharmaceuticals International, 6.50%, 7/15/16(2)(3)	200,000	191,000
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	508,000	555,454

		3,631,641

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.2%
HCP, Inc., 3.75%, 2/1/16(2)	110,000	111,151
HCP, Inc., 5.375%, 2/1/21	195,000	198,795

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Host Hotels & Resorts LP, Series Q, 6.75%, 6/1/16(2)	250,000	$256,875
Kimco Realty Corp., 6.875%, 10/1/19(2)	150,000	172,117
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21(2)(3)	125,000	119,688
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18(2)	500,000	478,750
Simon Property Group LP, 5.10%, 6/15/15(2)	300,000	326,891
UDR, Inc., 4.25%, 6/1/18(2)	170,000	172,970
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(2)	270,000	272,708
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(2)	180,000	173,708
WEA Finance LLC, 4.625%, 5/10/21(2)(3)	330,000	321,689

		2,605,342

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(2)	100,000	114,000
ProLogis LP, 6.625%, 12/1/19(2)	260,000	265,148

		379,148

ROAD AND RAIL†
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20(2)	265,000	265,788
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(2)	100,000	99,999
Union Pacific Corp., 4.75%, 9/15/41	220,000	217,203

		582,990

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Advanced Micro Devices, Inc., 8.125%, 12/15/17(2)	125,000	129,062
Freescale Semiconductor, Inc., 9.25%, 4/15/18(2)(3)	350,000	370,125

		499,187

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(2)	571,000	657,581
Oracle Corp., 5.375%, 7/15/40(2)(3)	660,000	725,498

		1,383,079

SPECIALTY RETAIL — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(2)	125,000	128,438
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12(2)	277,000	278,385
Hertz Corp. (The), 7.375%, 1/15/21(2)(3)	200,000	192,000
Home Depot, Inc. (The), 5.95%, 4/1/41(2)	140,000	153,507
Michaels Stores, Inc., 11.375%, 11/1/16(2)	250,000	260,625
Petco Animal Supplies, Inc., 9.25%, 12/1/18(2)(3)	275,000	286,000
Rent-A-Center, Inc., 6.625%, 11/15/20(2)	125,000	120,625
RSC Equipment Rental Inc/RSC Holdings III LLC, 9.50%, 12/1/14(2)	243,000	244,215
Stewart Enterprises, Inc., 6.50%, 4/15/19(2)	60,000	58,650
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17	500,000	542,500
United Rentals North America, Inc., 8.375%, 9/15/20(2)	250,000	229,375

		2,494,320

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21(2)	190,000	180,516
Gymboree Corp., 9.125%, 12/1/18(2)	250,000	217,500
Hanesbrands, Inc., 6.375%, 12/15/20(2)	275,000	272,938

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount		Value

Ltd. Brands, Inc., 6.625%, 4/1/21(2)		200,000	$203,500
Phillips-Van Heusen Corp., 7.375%, 5/15/20(2)		500,000	526,250
Polymer Group, Inc., 7.75%, 2/1/19(2)(3)		335,000	333,325

			1,734,029

THRIFTS AND MORTGAGE FINANCE — 0.1%
Cie de Financement Foncier, 4.375%, 4/25/19	EUR	200,000	301,616
Compagnie de Financement Foncier, 1.25%, 12/1/11	JPY	64,000,000	837,363

			1,138,979

TOBACCO†
Altria Group, Inc., 10.20%, 2/6/39(2)		$150,000	218,263
Philip Morris International, Inc., 4.125%, 5/17/21(2)		280,000	296,377

			514,640

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32(2)		250,000	343,516
America Movil SAB de CV, 5.00%, 10/16/19(2)		400,000	435,046
America Movil SAB de CV, 5.00%, 3/30/20(2)		200,000	217,856
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)		230,000	309,304
MetroPCS Wireless, Inc., 7.875%, 9/1/18(2)		250,000	254,687
Nextel Communications, Inc., Series D, 7.375%, 8/1/15(2)		1,000,000	985,000
Rogers Communications, Inc., 6.25%, 6/15/13(2)		370,000	403,684
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, 2/2/21(2)(3)		130,000	128,375
Vodafone Group plc, 5.625%, 2/27/17(2)		330,000	382,624

			3,460,092

TOTAL CORPORATE BONDS (Cost $130,301,894)			136,642,443

U.S. TREASURY SECURITIES — 8.5%

U.S. Treasury Bonds, 5.50%, 8/15/28(2)		150,000	198,586
U.S. Treasury Bonds, 5.375%, 2/15/31(2)		780,000	1,026,675
U.S. Treasury Bonds, 4.375%, 11/15/39(2)		5,400,000	6,161,065
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(2)		16,369,364	20,896,524
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(2)		343,265	513,905
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(2)		1,180,093	1,447,642
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(2)		2,422,239	2,993,168
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(2)		14,794,388	15,017,458
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(2)		7,261,856	7,430,353
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(2)		3,780,899	3,972,602
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(2)		15,465,731	17,315,572
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(2)		8,254,880	9,039,737
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(2)		9,213,800	9,629,140
U.S. Treasury Notes, 0.50%, 11/30/12(2)		1,110,000	1,114,856
U.S. Treasury Notes, 1.375%, 3/15/13(2)		3,000,000	3,054,951
U.S. Treasury Notes, 1.25%, 3/15/14(2)		4,880,000	5,004,279
U.S. Treasury Notes, 0.50%, 8/15/14(2)		4,000,000	4,021,268
U.S. Treasury Notes, 2.375%, 8/31/14(2)		2,000,000	2,121,250
U.S. Treasury Notes, 1.25%, 9/30/15		2,000,000	2,047,812

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

U.S. Treasury Notes, 2.00%, 4/30/16(2)	6,600,000	$6,949,582
U.S. Treasury Notes, 1.50%, 6/30/16(2)	3,250,000	3,340,893
U.S. Treasury Notes, 3.00%, 8/31/16(2)	5,608,000	6,164,858
U.S. Treasury Notes, 2.625%, 4/30/18(2)	555,000	596,365
U.S. Treasury Notes, 4.00%, 8/15/18(2)	250,000	291,367
U.S. Treasury Notes, 2.625%, 8/15/20(2)	2,500,000	2,618,555

TOTAL U.S. TREASURY SECURITIES (Cost $122,892,268)		132,968,463

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 5.8%

FHLMC, 6.50%, 12/1/12(2)	520	534
FHLMC, 7.00%, 6/1/14(2)	13,859	14,693
FHLMC, 6.50%, 6/1/16(2)	74,743	82,166
FHLMC, 6.50%, 6/1/16(2)	75,019	82,180
FHLMC, 4.50%, 1/1/19(2)	1,262,981	1,354,118
FHLMC, 5.00%, 10/1/19(2)	33,837	36,648
FHLMC, 5.00%, 11/1/19(2)	168,454	182,449
FHLMC, 5.50%, 11/1/19(2)	4,739	5,174
FHLMC, 5.50%, 11/1/19(2)	5,977	6,553
FHLMC, 5.50%, 11/1/19(2)	6,168	6,763
FHLMC, 5.50%, 11/1/19(2)	7,336	8,044
FHLMC, 5.50%, 11/1/19(2)	4,713	5,168
FHLMC, 5.50%, 12/1/19(2)	6,415	7,034
FHLMC, 5.00%, 2/1/20(2)	10,481	11,418
FHLMC, 5.00%, 2/1/20(2)	3,712	4,043
FHLMC, 5.50%, 3/1/20(2)	11,650	12,774
FHLMC, 5.50%, 3/1/20(2)	8,383	9,192
FHLMC, 5.50%, 3/1/20(2)	23,490	25,757
FHLMC, 5.00%, 5/1/20(2)	6,085	6,629
FHLMC, 5.00%, 5/1/20(2)	15,860	17,277
FHLMC, 5.00%, 5/1/20(2)	28,955	31,541
FHLMC, 4.50%, 7/1/20(2)	125,853	135,033
FHLMC, 4.00%, 10/1/20(2)	43,431	46,186
FHLMC, 5.00%, 4/1/21(2)	4,366,427	4,726,457
FHLMC, 8.00%, 6/1/26(2)	5,582	6,633
FHLMC, 8.00%, 6/1/26(2)	1,475	1,753
FHLMC, 8.00%, 7/1/26(2)	1,436	1,707
FHLMC, 7.00%, 8/1/29(2)	6,088	7,034
FHLMC, 7.50%, 8/1/29(2)	23,208	27,106
FHLMC, 8.00%, 7/1/30(2)	30,223	35,937
FHLMC, 6.50%, 6/1/31(2)	94,384	108,207
FHLMC, 5.50%, 12/1/33(2)	786,797	864,777
FHLMC, 6.50%, 5/1/34(2)	25,758	29,305
FHLMC, 5.50%, 6/1/35(2)	98,206	107,924
FHLMC, 5.00%, 9/1/35(2)	52,215	56,404
FHLMC, 5.00%, 9/1/35(2)	36,717	39,662
FHLMC, 5.50%, 10/1/35(2)	204,533	225,188
FHLMC, 5.50%, 10/1/35(2)	64,544	71,062

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

FHLMC, 5.00%, 11/1/35(2)	389,031	$422,612
FHLMC, 5.00%, 11/1/35(2)	369,081	403,708
FHLMC, 6.50%, 3/1/36(2)	26,001	29,418
FHLMC, 6.50%, 3/1/36(2)	14,115	15,971
FHLMC, 5.50%, 1/1/38(2)	1,470,480	1,611,164
FHLMC, 6.00%, 2/1/38	672,982	746,749
FHLMC, 6.00%, 11/1/38	4,452,269	4,936,116
FHLMC, 4.00%, 4/1/41	2,163,812	2,253,633
FHLMC, 6.50%, 7/1/47(2)	122,184	136,393
FNMA, 6.50%, 3/1/12(2)	2,240	2,301
FNMA, 6.50%, 4/1/12(2)	305	309
FNMA, 6.50%, 4/1/12(2)	6,103	6,271
FNMA, 6.00%, 12/1/13(2)	11,939	12,947
FNMA, 5.32%, 4/1/14(2)	111,159	120,149
FNMA, 6.00%, 4/1/14(2)	33,903	36,766
FNMA, 7.50%, 6/1/15(2)	4,215	4,241
FNMA, 5.17%, 1/1/16(2)	166,009	184,626
FNMA, 4.50%, 5/1/19(2)	1,641,476	1,762,776
FNMA, 4.00%, 6/1/19(2)	13,804	14,710
FNMA, 4.50%, 6/1/19(2)	174,640	189,455
FNMA, 4.50%, 12/1/19(2)	17,055	18,502
FNMA, 5.00%, 3/1/20(2)	28,982	31,630
FNMA, 5.00%, 3/1/20(2)	29,301	31,978
FNMA, 5.00%, 4/1/20(2)	22,024	24,037
FNMA, 5.00%, 5/1/20(2)	6,171	6,727
FNMA, 5.00%, 5/1/20(2)	33,274	36,314
FNMA, 5.00%, 7/1/20(2)	69,338	75,152
FNMA, 7.00%, 5/1/26(2)	5,199	5,980
FNMA, 7.00%, 6/1/26(2)	4,031	4,637
FNMA, 7.50%, 3/1/27(2)	14,835	17,325
FNMA, 6.50%, 4/1/29(2)	23,906	27,434
FNMA, 6.50%, 6/1/29(2)	14,121	16,204
FNMA, 6.50%, 6/1/29(2)	56,128	64,411
FNMA, 7.00%, 7/1/29(2)	26,713	30,853
FNMA, 7.00%, 7/1/29(2)	28,693	33,122
FNMA, 6.50%, 8/1/29(2)	55,076	63,204
FNMA, 7.00%, 3/1/30(2)	38,777	44,786
FNMA, 8.00%, 7/1/30(2)	37,848	44,551
FNMA, 7.50%, 9/1/30(2)	18,996	22,246
FNMA, 6.50%, 9/1/31(2)	146,306	167,898
FNMA, 7.00%, 9/1/31(2)	62,079	71,759
FNMA, 6.50%, 1/1/32(2)	52,235	59,683
FNMA, 7.00%, 6/1/32(2)	459,608	530,653
FNMA, 6.50%, 10/1/32(2)	356,979	406,985
FNMA, 5.50%, 6/1/33(2)	457,667	504,313
FNMA, 5.50%, 8/1/33(2)	1,614,688	1,779,261
FNMA, 5.00%, 11/1/33(2)	2,241,288	2,426,777
FNMA, 5.50%, 1/1/34(2)	2,136,229	2,347,211
FNMA, 5.50%, 9/1/34(2)	118,530	130,759
FNMA, 5.50%, 10/1/34(2)	118,079	130,004

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

FNMA, 6.00%, 10/1/34(2)	204,087	$228,265
FNMA, 5.00%, 11/1/34(2)	594,197	648,757
FNMA, 5.50%, 3/1/35(2)	7,943	8,808
FNMA, 5.50%, 3/1/35(2)	13,156	14,588
FNMA, 5.50%, 3/1/35(2)	20,919	23,195
FNMA, 5.50%, 3/1/35(2)	66,659	73,724
FNMA, 5.50%, 3/1/35(2)	51,207	56,778
FNMA, 5.00%, 4/1/35(2)	69,172	75,805
FNMA, 6.00%, 5/1/35(2)	51,576	57,438
FNMA, 6.00%, 5/1/35(2)	9,872	10,994
FNMA, 6.00%, 6/1/35(2)	88,282	98,317
FNMA, 6.00%, 6/1/35(2)	28,695	31,957
FNMA, 6.00%, 6/1/35(2)	1,558	1,735
FNMA, 5.00%, 7/1/35(2)	297,075	325,560
FNMA, 5.50%, 7/1/35(2)	47,731	52,655
FNMA, 6.00%, 7/1/35(2)	139,762	155,649
FNMA, 6.00%, 7/1/35(2)	13,512	15,049
FNMA, 6.00%, 7/1/35(2)	131,765	146,743
FNMA, 5.50%, 8/1/35(2)	26,146	28,818
FNMA, 6.00%, 8/1/35(2)	6,139	6,927
FNMA, 4.50%, 9/1/35(2)	3,296,802	3,504,741
FNMA, 5.50%, 9/1/35(2)	129,477	142,835
FNMA, 5.50%, 9/1/35(2)	5,016	5,534
FNMA, 5.50%, 9/1/35(2)	1,734	1,913
FNMA, 5.50%, 9/1/35(2)	37,269	41,079
FNMA, 5.50%, 9/1/35(2)	267,003	294,550
FNMA, 5.00%, 10/1/35(2)	43,292	47,443
FNMA, 5.50%, 10/1/35(2)	699,046	771,168
FNMA, 6.00%, 10/1/35(2)	58,992	65,698
FNMA, 5.50%, 11/1/35(2)	362,725	400,148
FNMA, 6.00%, 11/1/35(2)	123,012	137,418
FNMA, 6.50%, 11/1/35(2)	10,952	12,395
FNMA, 6.50%, 11/1/35(2)	23,265	26,349
FNMA, 6.50%, 12/1/35(2)	71,657	81,158
FNMA, 6.50%, 4/1/36(2)	35,972	40,768
FNMA, 6.00%, 8/1/36(2)	121,019	134,511
FNMA, 5.00%, 10/1/36(2)	873,631	944,159
FNMA, 5.00%, 11/1/36(2)	1,319,007	1,425,489
FNMA, 5.50%, 1/1/37	4,319,299	4,753,458
FNMA, 5.50%, 2/1/37(2)	1,527,180	1,676,630
FNMA, 6.00%, 5/1/37(2)	93,279	103,445
FNMA, 6.00%, 7/1/37(2)	32,667	36,228
FNMA, 6.50%, 8/1/37(2)	42,818	47,458
FNMA, 6.50%, 8/1/37(2)	2,618,002	2,901,693
FNMA, 6.50%, 8/1/37(2)	955,153	1,058,655
FNMA, 4.00%, 1/1/41	8,242,607	8,595,064
FNMA, 4.50%, 1/1/41	1,176,289	1,246,437
FNMA, 4.50%, 2/1/41	4,227,504	4,475,650
FNMA, 4.50%, 7/1/41	2,487,539	2,643,658
FNMA, 6.50%, 6/1/47(2)	127,255	140,767

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount		Value

FNMA, 6.50%, 8/1/47(2)		330,747	$365,863
FNMA, 6.50%, 8/1/47(2)		514,878	569,545
FNMA, 6.50%, 9/1/47(2)		606,544	670,943
FNMA, 6.50%, 9/1/47(2)		36,964	40,889
FNMA, 6.50%, 9/1/47(2)		333,587	369,006
FNMA, 6.50%, 9/1/47(2)		150,503	166,483
FNMA, 6.50%, 9/1/47(2)		234,024	258,872
GNMA, 9.00%, 4/20/25(2)		2,135	2,569
GNMA, 7.50%, 10/15/25(2)		5,565	6,508
GNMA, 6.00%, 4/15/26(2)		1,678	1,898
GNMA, 6.00%, 4/15/26(2)		1,480	1,674
GNMA, 7.50%, 6/15/26(2)		4,737	5,543
GNMA, 7.00%, 12/15/27(2)		19,445	22,704
GNMA, 7.50%, 12/15/27(2)		33,469	39,238
GNMA, 6.50%, 1/15/28(2)		23,244	26,836
GNMA, 6.00%, 5/15/28(2)		52,145	59,154
GNMA, 6.00%, 5/15/28(2)		58,440	66,295
GNMA, 6.50%, 5/15/28(2)		7,365	8,503
GNMA, 7.00%, 5/15/31(2)		67,432	79,110
GNMA, 5.50%, 4/15/32(2)		36,208	40,634
GNMA, 5.50%, 11/15/32(2)		373,699	419,384
GNMA, 6.50%, 10/15/38(2)		6,222,351	7,090,735
GNMA, 4.00%, 1/20/41		4,213,578	4,470,072
GNMA, 4.50%, 5/20/41		5,958,996	6,459,761
GNMA, 4.50%, 6/15/41		1,146,801	1,244,164

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $83,940,366)			90,749,885

SOVEREIGN GOVERNMENTS AND AGENCIES — 2.8%

AUSTRALIA — 0.1%
Government of Australia, 6.50%, 5/15/13	AUD	460,000	513,833
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	295,000	329,666

			843,499

AUSTRIA — 0.2%
Republic of Austria, 3.40%, 10/20/14	EUR	465,000	707,288
Republic of Austria, 4.35%, 3/15/19(3)	EUR	680,000	1,098,107
Republic of Austria, 3.90%, 7/15/20	EUR	175,000	273,537
Republic of Austria, 4.15%, 3/15/37(3)	EUR	183,000	289,519

			2,368,451

BELGIUM — 0.1%
Kingdom of Belgium, 4.00%, 3/28/14	EUR	910,000	1,354,867
Kingdom of Belgium, 3.75%, 9/28/20	EUR	310,000	443,425
Kingdom of Belgium, 5.00%, 3/28/35	EUR	220,000	336,587

			2,134,879

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount		Value

BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(2)		$1,000,000	$1,185,000
Brazilian Government International Bond, 5.625%, 1/7/41(2)		200,000	224,000

			1,409,000

CANADA — 0.2%
Government of Canada, 3.75%, 6/1/12(2)	CAD	640,000	667,004
Government of Canada, 5.00%, 6/1/14(2)	CAD	485,000	546,099
Government of Canada, 3.75%, 6/1/19	CAD	320,000	363,355
Government of Canada, 5.75%, 6/1/33(2)	CAD	260,000	379,792
Hydro-Quebec, 8.40%, 1/15/22(2)		$130,000	189,035
Province of Ontario Canada, 5.45%, 4/27/16(2)		240,000	284,892

			2,430,177

DENMARK — 0.1%
Kingdom of Denmark, 5.00%, 11/15/13	DKK	4,380,000	918,369
Kingdom of Denmark, 4.00%, 11/15/17	DKK	920,000	200,493
Kingdom of Denmark, 4.00%, 11/15/19	DKK	530,000	116,214
Kingdom of Denmark, 7.00%, 11/10/24	DKK	1,600,000	455,350
Kingdom of Denmark, 4.50%, 11/15/39	DKK	1,000,000	247,663

			1,938,089

FINLAND — 0.2%
Government of Finland, 4.25%, 9/15/12	EUR	365,000	542,837
Government of Finland, 3.125%, 9/15/14	EUR	480,000	727,590
Government of Finland, 3.875%, 9/15/17	EUR	260,000	411,360
Government of Finland, 4.375%, 7/4/19	EUR	111,000	180,305
Government of Finland, 3.375%, 4/15/20	EUR	270,000	413,103
Government of Finland, 4.00%, 7/4/25	EUR	179,000	284,105

			2,559,300

FRANCE — 0.1%
French Treasury Note, 2.25%, 2/25/16	EUR	790,000	1,155,856
Government of France, 4.00%, 4/25/14	EUR	240,000	369,509
Government of France, 5.50%, 4/25/29	EUR	160,000	288,877
Government of France, 4.75%, 4/25/35	EUR	160,000	267,986

			2,082,228

GERMANY — 0.2%
German Federal Republic, 4.25%, 10/12/12	EUR	270,000	403,205
German Federal Republic, 3.00%, 7/4/20	EUR	210,000	325,014
German Federal Republic, 2.25%, 9/4/20	EUR	490,000	714,577
German Federal Republic, 4.75%, 7/4/34	EUR	360,000	654,680
German Federal Republic, 4.25%, 7/4/39	EUR	105,000	182,998

			2,280,474

ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(2)		$400,000	394,308
Republic of Italy, 5.25%, 8/1/17	EUR	415,000	622,830
Republic of Italy, 4.75%, 8/1/23	EUR	260,000	355,426
Republic of Italy, 5.00%, 8/1/34	EUR	280,000	350,757

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount		Value

Republic of Italy, 4.00%, 2/1/37	EUR	192,000	$207,653

			1,930,974

JAPAN — 0.6%
Government of Japan, 1.20%, 6/20/15	JPY	140,800,000	1,903,807
Government of Japan, 1.70%, 9/20/17	JPY	92,000,000	1,289,653
Government of Japan, 1.50%, 9/20/18	JPY	196,200,000	2,721,748
Government of Japan, 2.10%, 12/20/26	JPY	188,000,000	2,619,203
Government of Japan, 2.40%, 3/20/37	JPY	26,500,000	375,751
Japan Finance Organization for Municipalities, 1.90%, 6/22/18	JPY	80,000,000	1,134,209

			10,044,371

MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17(2)		$160,000	184,800
United Mexican States, MTN, 5.95%, 3/19/19(2)		710,000	843,125
United Mexican States, 5.125%, 1/15/20(2)		140,000	157,850
United Mexican States, 6.05%, 1/11/40(2)		220,000	253,330

			1,439,105

MULTI-NATIONAL†
European Investment Bank, 2.50%, 7/15/15	EUR	170,000	249,653

NETHERLANDS — 0.1%
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	550,000	874,809
Kingdom of Netherlands, 3.50%, 7/15/20	EUR	355,000	550,959
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	245,000	402,156

			1,827,924

NORWAY†
Government of Norway, 4.25%, 5/19/17	NOK	1,000,000	204,953

POLAND†
Republic of Poland, 5.125%, 4/21/21(2)		$430,000	448,275

SOUTH KOREA†
Export-Import Bank of Korea, 3.75%, 10/20/16		240,000	243,804
Korea Development Bank, 3.25%, 3/9/16(2)		160,000	160,893
Korea Development Bank, 4.00%, 9/9/16(2)		160,000	165,663

			570,360

SPAIN — 0.1%
Government of Spain, 4.25%, 1/31/14	EUR	245,000	356,732
Government of Spain, 5.50%, 7/30/17	EUR	580,000	878,188
Government of Spain, 5.50%, 4/30/21	EUR	305,000	453,205
Government of Spain, 4.90%, 7/30/40	EUR	330,000	405,934

			2,094,059

SWEDEN — 0.1%
Government of Sweden, 6.75%, 5/5/14	SEK	2,540,000	455,942
Government of Sweden, 4.25%, 3/12/19	SEK	1,590,000	289,581

			745,523

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares/ Principal Amount		Value

SWITZERLAND — 0.1%
Switzerland Government Bond, 3.75%, 6/10/15	CHF	330,000	$461,392
Switzerland Government Bond, 2.00%, 4/28/21	CHF	160,000	214,516

			675,908

UNITED KINGDOM — 0.3%
Government of United Kingdom, 5.00%, 9/7/14	GBP	355,000	645,700
Government of United Kingdom, 4.00%, 9/7/16	GBP	475,000	863,431
Government of United Kingdom, 4.50%, 3/7/19	GBP	560,000	1,054,610
Government of United Kingdom, 3.75%, 9/7/19	GBP	215,000	385,111
Government of United Kingdom, 8.00%, 6/7/21	GBP	71,000	170,153
Government of United Kingdom, 4.25%, 6/7/32	GBP	180,000	317,590
Government of United Kingdom, 4.25%, 3/7/36	GBP	450,000	785,442
Government of United Kingdom, 4.50%, 12/7/42	GBP	575,000	1,045,388

			5,267,425

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $39,902,130)			43,544,627

U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 1.6%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
FHLMC, 2.50%, 4/23/14		$10,000,000	10,536,840
FNMA, 6.625%, 11/15/30(2)		1,247,000	1,771,548

			12,308,388

GOVERNMENT-BACKED CORPORATE BONDS(5) — 0.8%
Bank of America Corp., VRN, 0.553%, 10/31/11(2)		3,900,000	3,911,088
Citigroup Funding, Inc., VRN, 0.583%, 10/31/11(2)		3,900,000	3,910,627
Morgan Stanley, VRN, 0.597%, 9/20/11(2)		3,900,000	3,914,387

			11,736,102

TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS (Cost $23,319,057)			24,044,490

COMMERCIAL PAPER(6) — 1.1%

Austin, TX, 0.203%, 10/18/11(2)		4,000,000	3,998,920
Chicago, IL, 0.304%, 11/2/11		2,962,000	2,960,401
Crown Point Capital Co. LLC, 0.254%, 9/9/11(2)(3)		4,000,000	3,999,832
Lexington Parker Capital, 0.254%, 10/4/11(2)(3)		3,500,000	3,499,058
Salvation Army (The), 0.32%, 10/3/11(2)		3,500,000	3,500,000

TOTAL COMMERCIAL PAPER (Cost $17,956,956)			17,958,210

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 1.0%

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.512%, 12/10/42(2)	1,400,000	$1,407,097
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.115%, 10/10/45(2)	500,000	544,264
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, 5.176%, 10/10/45(2)	500,000	503,876
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.234%, 9/1/11	441,118	453,736
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.387%, 9/15/11(2)(3)	546,708	494,393
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.979%, 9/1/11(2)	300,000	301,883
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.799%, 9/1/11(2)	600,000	637,734
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.396%, 9/1/11(2)	1,500,000	1,601,952
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.761%, 7/10/39(2)	950,000	1,012,171
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.751%, 7/10/39(2)	825,000	882,271
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.568%, 1/15/31(2)	975,000	1,027,637
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.367%, 3/15/36(2)	1,000,000	1,049,733
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.499%, 9/11/11(2)	450,000	486,124
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.858%, 9/11/11(2)	200,000	198,923
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.843%, 7/15/40(2)	325,000	278,515
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.017%, 9/11/11(2)	600,000	590,368
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.263%, 9/11/11(2)	600,000	612,520
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.882%, 8/13/42(2)	195,748	196,936
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 SEQ, 6.39%, 10/15/35(2)	275,401	275,688
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A3 SEQ, 4.719%, 1/15/41(2)	95,918	96,329
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.502%, 10/15/41(2)	400,000	407,390
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A5, 5.087%, 7/15/42(2)	332,765	334,047
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 9/1/11(2)	1,650,000	1,686,559

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A SEQ, 3.83%, 1/25/35(2)(3)	6,892	$6,907

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,133,729)		15,087,053

COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 0.8%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	517,213	535,520
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	1,246,455	909,515
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(2)	427,519	437,520
Citicorp Mortgage Securities, Inc., Series 2003-6, Class 1A2 SEQ, 4.50%, 5/25/33	129,637	130,739
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.334%, 9/1/11(2)	533,957	508,004
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(2)	560,647	585,887
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.141%, 9/1/11	597,391	616,693
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(2)	566,921	538,818
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33(2)	594,363	630,314
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(2)	711,518	749,777
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	653,739	610,387
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	442,102	446,610
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	348,770	347,884
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.355%, 9/1/11(2)	305,154	294,194
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A6, VRN, 2.757%, 9/1/11(2)	316,852	309,463
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	692,441	672,173
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(2)	460,277	437,413
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.067%, 9/1/11	346,949	337,048

		9,097,959

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)	2,650,000	$2,943,546
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.618%, 9/25/11(2)	172,645	172,860

		3,116,406

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,293,670)		12,214,365

MUNICIPAL SECURITIES — 0.7%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.499%, 2/15/50(2)	120,000	145,831
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.918%, 4/1/40(2)	240,000	295,181
California GO, (Building Bonds), 7.30%, 10/1/39(2)	160,000	188,310
California GO, (Building Bonds), 7.60%, 11/1/40(2)	45,000	54,711
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.53%, 9/1/11 (LOC: Bank of America N.A.)(2)	3,900,000	3,900,000
Illinois GO, 5.877%, 3/1/19(2)	370,000	397,188
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	600,000	523,962
Illinois GO, Series 2010-3, (Building Bonds), 6.725%, 4/1/35	100,000	104,296
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(2)	360,000	444,413
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.716%, 7/1/39(2)	130,000	141,417
Metropolitan Transportation Auth. Rev., Series 2010 C1, (Building Bonds), 6.687%, 11/15/40(2)	185,000	214,622
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.814%, 11/15/40(2)	100,000	117,509
Municipal Electric Auth. of Georgia Rev., Series 2010 J, (Building Bonds), 6.637%, 4/1/57(2)	165,000	168,326
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.414%, 1/1/40(2)	180,000	239,978
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.102%, 1/1/41(2)	140,000	177,076
New York GO, Series 2010 F1, (Building Bonds), 6.271%, 12/1/37(2)	145,000	173,687
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.879%, 12/1/34(2)	200,000	207,582
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.24%, 9/7/11 (LOC: FNMA)(2)	1,830,000	1,830,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.834%, 11/15/34(2)	130,000	149,676
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.665%, 5/1/40(2)	335,000	372,553
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.156%, 5/15/36(2)	340,000	375,299
Salt River Agricultural Improvement & Power District Rev., Series 2010 A, (Building Bonds), 4.839%, 1/1/41(2)	170,000	178,469

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(2)	$270,000	$298,442
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.876%, 4/1/32(2)	195,000	223,070
Texas GO, (Building Bonds), 5.517%, 4/1/39(2)	150,000	173,698
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(2)	310,000	327,881
TOTAL MUNICIPAL SECURITIES (Cost $10,888,294)		11,423,177

EXCHANGE-TRADED FUNDS — 0.1%

iShares MSCI Emerging Markets Index Fund	38,183	1,631,178
iShares Russell 2000 Index Fund	3,351	243,249
iShares Russell 2000 Value Index Fund	756	48,603
iShares S&P SmallCap 600 Index Fund	1,021	66,845

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,132,173)		1,989,875

CONVERTIBLE PREFERRED STOCKS†

INSURANCE†
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	3,900	198,900

LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	300	29,250

MEDIA†
LodgeNet Interactive Corp., 10.00%(3)	28	21,315

REAL ESTATE INVESTMENT TRUSTS (REITS)†
Entertainment Properties Trust, Series E, 9.00%	1,260	34,650
Lexington Realty Trust, Series C, 6.50%	600	25,302

		59,952

TOBACCO†
Universal Corp., 6.75%	40	40,662

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $390,511)		350,079

PREFERRED STOCKS†

DIVERSIFIED FINANCIAL SERVICES†
Ally Financial, Inc., 7.00%(3)	77	58,595

REAL ESTATE INVESTMENT TRUSTS (REITS)†
DuPont Fabros Technology, Inc., Series A, 7.875%	1,100	27,610
National Retail Properties, Inc., Series C, 7.375%	2,246	56,846
PS Business Parks, Inc., Series O, 7.375%	900	22,905

		107,361

TOTAL PREFERRED STOCKS (Cost $175,404)		165,956

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

ASSET-BACKED SECURITY†

CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19(2)	130,000	$150,813

TEMPORARY CASH INVESTMENTS — 4.1%

SSgA U.S. Government Money Market Fund (Cost $63,696,388)	63,696,388	63,696,388

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,380,286,522)		1,563,067,068

OTHER ASSETS AND LIABILITIES — 0.2%		3,012,125

TOTAL NET ASSETS — 100.0%		$1,566,079,193

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

77,576	AUD for USD	Westpac Banking Corp.	10/28/11	$82,346	$(1,618)
30,000	AUD for USD	Westpac Banking Corp.	10/28/11	31,845	(874)
66,451	CAD for USD	Barclays Bank plc	10/28/11	67,766	(2,507)
54,000	CAD for USD	Westpac Banking Corp.	10/28/11	55,069	(1,380)
62,013	CAD for USD	UBS AG	9/30/11	63,281	(117)
16,000	CHF for USD	HSBC Bank plc	10/28/11	19,889	(1,000)
3,357,000	CZK for USD	Deutsche Bank AG	10/31/11	199,968	2,805
2,121,893	DKK for USD	Barclays Bank plc	10/28/11	408,908	(2,927)
1,492,000	EUR for USD	UBS AG	10/28/11	2,141,802	20,317
496,000	EUR for USD	Barclays Bank plc	10/28/11	712,020	8,642
7,868	EUR for USD	UBS AG	9/30/11	11,298	(114)
122,000	GBP for USD	Westpac Banking Corp.	10/28/11	197,919	(1,197)
357,000	GBP for USD	Barclays Bank plc	10/28/11	579,158	2,160
76,000	HKD for USD	Westpac Banking Corp.	10/28/11	9,767	7
63,456,656	JPY for USD	Westpac Banking Corp.	10/28/11	829,134	15,597
1,398,267,998	KRW for USD	HSBC Bank plc	10/28/11	1,306,123	(12,127)
2,046,362	NOK for USD	Deutsche Bank AG	10/28/11	380,272	712
245,200	NZD for USD	Westpac Banking Corp.	10/28/11	208,047	(4,026)
7,000	NZD for USD	Westpac Banking Corp.	10/28/11	5,939	(168)
383,458	SEK for USD	HSBC Bank plc	10/28/11	60,283	(699)
315,000	SGD for USD	HSBC Bank plc	10/28/11	261,637	660
19,007,000	TWD for USD	HSBC Bank plc	10/28/11	655,781	(6,599)

				$8,288,252	$15,547

(Value on Settlement Date $8,272,705)
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

103,000	AUD for USD	HSBC Bank plc	10/28/11	$109,333	$(4,942)
215,000	CAD for USD	HSBC Bank plc	10/28/11	219,256	(3,156)
1,796,858	CAD for USD	UBS AG	9/30/11	1,833,601	(12,448)
710,950	CHF for USD	UBS AG	10/28/11	883,753	1,829
3,350,000	DKK for USD	HSBC Bank plc	10/28/11	645,575	(5,437)

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

99,000	EUR for USD	Westpac Banking Corp.	10/28/11	$142,117	$(720)
23,000	EUR for USD	HSBC Bank plc	10/28/11	33,017	(7)
867,000	EUR for USD	HSBC Bank plc	10/28/11	1,244,599	4,210
771,154	EUR for USD	UBS AG	9/30/11	1,107,373	(598)
312,472	EUR for USD	UBS AG	9/30/11	448,708	(242)
249,657	GBP for USD	HSBC Bank plc	10/28/11	405,016	3,922
62,000	GBP for USD	UBS AG	10/28/11	100,582	588
150,000	GBP for USD	HSBC Bank plc	10/28/11	243,343	(638)
1,358,715	GBP for USD	Credit Suisse Securities	9/30/11	2,204,915	5,932
6,606,000	JPY for USD	Westpac Banking Corp.	10/28/11	86,315	(1,295)
24,548,000	JPY for USD	Westpac Banking Corp.	10/28/11	320,748	(587)
40,000,000	JPY for USD	HSBC Bank plc	10/28/11	522,646	(1,052)
3,002,000	JPY for USD	Westpac Banking Corp.	10/28/11	39,225	46
7,000	NOK for USD	Westpac Banking Corp.	10/28/11	1,301	(3)
334,000	NOK for USD	HSBC Bank plc	10/28/11	62,067	(2,050)
27,000	NZD for USD	HSBC Bank plc	10/28/11	22,909	(1,013)
16,000	SEK for USD	Westpac Banking Corp.	10/28/11	2,515	16
578,000	SEK for USD	HSBC Bank plc	10/28/11	90,866	(3,069)

				$10,769,780	$(20,714)

(Value on Settlement Date $10,749,066)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

49	S&P 500 E-Mini	September 2011	$2,983,365	$(143,441)
18	U.S. Long Bond	December 2011	2,448,562	(11,712)

			$5,431,927	$(155,153)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

62	U.S. Treasury 2-Year Notes	December 2011	$13,671,000	$829

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value

Bank of America N.A./CDX North America Investment Grade 16 Index	$7,200,000	Buy	1.00%	6/20/16	$(9,965)	$60,062	$50,097

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivative Indexes
CHF	-	Swiss Franc
CZK	-	Czech Koruna
DKK	-	Danish Krone
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MSCI	-	Morgan Stanley Capital International
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $19,153,000.
(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $24,879,868, which represented 1.6% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.
(5)
The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(6)	The rate indicated is the yield to maturity at purchase.

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2011 (UNAUDITED)

 The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$756,764,715	—	—
Foreign Common Stocks	46,344,380	$208,972,148	—
Corporate Bonds	—	136,642,443	—
U.S. Treasury Securities	—	132,968,463	—
U.S. Government Agency Mortgage-Backed Securities	—	90,749,885	—
Sovereign Governments and Agencies	—	43,544,627	—
U.S. Government Agency Securities and Equivalents	—	24,044,490	—
Commercial Paper	—	17,958,211	—
Commercial Mortgage-Backed Securities	—	15,087,053	—
Collateralized Mortgage Obligations	—	12,214,365	—
Municipal Securities	—	11,423,177	—
Exchange-Traded Funds	1,989,875	—	—
Convertible Preferred Stocks	—	350,079	—
Preferred Stocks	—	165,956	—
Asset-Backed Security	—	150,813	—
Temporary Cash Investments	63,696,388	—	—

Total Value of Investment Securities	$868,795,358	$694,271,710	—

Other Financial Instruments
Swap Agreements	—	$60,062	—
Forward Foreign Currency Exchange Contracts	—	(5,167)	—
Futures Contracts	$(154,324)	—	—

Total Unrealized Gain (Loss) on Other Financial Instruments	$(154,324)	$54,895	—

3. Federal Tax Information

As of August 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,437,446,822
Gross tax appreciation of investments	$158,496,826
Gross tax depreciation of investments	(32,876,580)
Net tax appreciation (depreciation) of investments	$125,620,246

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 27, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 27, 2011